                                                   Filed Pursuant to Rule 485(b)
                                                       Registration No. 33-18030
                                                                        811-5371

--------------------------------------------------------------------------------
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549
--------------------------------------------------------------------------------

                                    FORM N-1A

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                      [X]

                       Pre-Effective Amendment No.                           [ ]
                                                   ----
                       Post-Effective Amendment No.  20                      [X]
                                                   ----

                                       and
       REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940       [X]

                                Amendment No. 24
                                             ----

                            Russell Investment Funds
                            ------------------------
               (Exact Name of Registrant as Specified in Charter)
                     909 A Street, Tacoma, Washington 98402
                     --------------------------------------
                    (Address of Principal Executive Offices)
       Registrant's Telephone Number, including Area Code: (253) 627-7001
                                                           --------------

Gregory J. Lyons, Associate General Counsel          John V. O'Hanlon, Esq.
          Russell Investment Funds                        Dechert LLP
                909 A Street                    200 Clarendon Street, 27th Floor
          Tacoma, Washington 98402                Boston, Massachusetts 02116
                253-596-2406                              617-728-7100


--------------------------------------------------------------------------------
                     (Name and Address of Agent for Service)


        Approximate date of commencement of proposed sale to the public:
  As soon as practical after the effective date of the Registration Statement.

Approximate Date of Proposed Public Offering:

   It is proposed that this filing will become effective (check appropriate box) ( ) immediately upon filing pursuant to paragraph (b)
   (X) on April 29, 2005 pursuant to paragraph (b)
   ( ) 60 days after filing pursuant to paragraph (a)(1)
   ( ) on (date) pursuant to paragraph (a)(1)
   ( ) 75 days after filing pursuant to paragraph (a)(2)
   ( ) on (date) pursuant to paragraph (a)(2) of rule 485.
   If appropriate, check the following box:
   ( ) this post-effective amendment designates a new effective date for a previously filed post-effective amendment.

    RUSSELL INVESTMENT FUNDS

    Russell Investment Funds

    PROSPECTUS

    (MOUNTAIN WATERMARK)

    MULTI-STYLE EQUITY FUND
    AGGRESSIVE EQUITY FUND
    NON-U.S. FUND
    REAL ESTATE SECURITIES FUND
    CORE BOND FUND

    APRIL 29, 2005





    909 A STREET, TACOMA, WA 98402 o 800-787-7354

    As with all mutual funds, the Securities and Exchange Commission has neither determined that the information in this Prospectus is accurate or complete, nor approved or disapproved of these securities. It is a criminal offense to state otherwise.


                                                                  (RUSSELL LOGO)

                               TABLE OF CONTENTS


Risk/Return Summary........................................................    1
  Investment Objective, Principal Investment Strategies and Principal
     Risks.................................................................    1
  Performance..............................................................    6
  Fees and Expenses........................................................   12
The Purpose of RIF.........................................................   13
Frank Russell Company--Consultant to RIF...................................   13
Multi-Style, Multi-Manager Diversification.................................   14
Management of the Funds....................................................   14
The Money Managers.........................................................   16
Investment Objective and Principal Investment Strategies...................   17
Risks......................................................................   23
Portfolio Turnover.........................................................   28
Portfolio Disclosure.......................................................   29
Dividends and Distributions................................................   29
Taxes......................................................................   29
How Net Asset Value is Determined..........................................   30
Purchase of Fund Shares....................................................   31
Right to Reject or Restrict Purchase and Exchange Orders...................   32
Redemption of Fund Shares..................................................   33
Mixed and Shared Funding...................................................   33
Servicing Arrangements.....................................................   33
Financial Highlights.......................................................   34
Money Manager Information..................................................   39

                              RISK/RETURN SUMMARY

   INVESTMENT OBJECTIVE, PRINCIPAL INVESTMENT STRATEGIES AND PRINCIPAL RISKS

     Each of the following Funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

MULTI-STYLE EQUITY FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the largest 200 companies in the US and medium capitalization stocks as stocks of the next largest 800 companies in the US.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Multi-Style Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic value of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

AGGRESSIVE EQUITY FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the largest 200 companies in the US, medium capitalization stocks as stocks of the next largest 800 companies in the US and small capitalization stocks as stocks of the next 2000 largest companies in the US. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Aggressive Equity Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly securities of small capitalization companies and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Investments in small capitalization companies may involve greater risks because these companies generally have a limited track record, and may also have narrower markets, more limited resources and a less diversified product offering than larger, more established companies. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which could otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic value of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented Style of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.

NON-U.S. FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts, which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. This Fund may be appropriate for investors who want to reduce their investment portfolio's overall volatility by combining an investment in this Fund with investments in US equity funds.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses three principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS


         An investment in the Non-U.S. Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in international securities, investing in depositary receipts and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Depositary receipts, which are securities traded on a local stock exchange that represent securities issued by a foreign publicly-listed company, are subject to the risks associated with international securities. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. The Growth Style of investing generally provides minimum dividends which otherwise cushion stock prices in a market decline. The Value Style of investing is subject to the risks that the intrinsic values of the stocks picked may never be realized by the market or the stocks may turn out not to have been undervalued. The Market-Oriented of investing is subject to the risks associated with growth and value stocks. Please refer to the "Risks" section later in this Prospectus for further details.


REAL ESTATE SECURITIES FUND

       INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments in equity securities of real estate companies, primarily companies known as real estate investment trusts (REITs) and other real estate operating companies whose value is derived from ownership, development and management of underlying real estate properties. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         The Fund intends to be fully invested at all times.

       PRINCIPAL RISKS

         An investment in the Real Estate Securities Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in equity securities, particularly in securities of companies concentrated in the real estate market and using a multi-manager approach. The value of equity securities will rise and fall in response to the activities of the company that issued them, general market conditions and/or economic conditions. Real estate securities are also subject to the risks associated with direct ownership of real estate, such as declines in the value of real estate, changes in economic and real estate market conditions, increases in property taxes or other operating expenses and changes in tax laws and interest rates. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.

CORE BOND FUND

       INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Core Bond Fund invests primarily in fixed-income securities. In particular, the Fund holds fixed-income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). The Fund may invest in derivatives as a substitute for holding physical securities or to implement its investment strategies.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade. These securities are commonly referred to as "junk bonds."

         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. The Fund's money managers identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors.

       PRINCIPAL RISKS


         An investment in the Core Bond Fund, like any investment, has risks. The value of the Fund fluctuates and you could lose money. The principal risks of investing in the Fund are those associated with investing in fixed-income securities, including non-investment grade fixed-income securities, investing in mortgage-backed securities and international securities, employing derivatives and using a multi-manager approach. Prices of fixed-income securities rise and fall in response to interest rate changes. Fixed-income securities may also be downgraded in credit rating or go into default. Corporate debt securities may have a higher risk of default than fixed-income securities issued or guaranteed by the US government. Lower-rated debt securities, or "junk bonds", involve higher risks, higher volatility and higher risk of default than investment grade bonds. Mortgage backed securities could incur a prepayment of principal, which may expose the Fund to a lower rate of return upon reinvestment of principal. Since the Fund invests in international securities, its return and net asset value may be significantly affected by political or economic conditions and regulatory requirements in a particular country; also, the value of the Fund's foreign assets may be affected by changes in exchange rates of foreign currencies. Price movements of derivatives may not be identical to price movements of portfolio securities or a securities index resulting in the risk that, when the Fund buys a derivative, the hedge may not be effective. The investment styles employed by the Fund's managers may not be complementary, and the use of a multi-manager approach could result in the Fund holding a concentration of certain types of securities and/or having a high level of portfolio turnover. Please refer to the "Risks" section later in this Prospectus for further details.


     An investment in any Fund is not a bank deposit and is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency.

                                  PERFORMANCE

     The following bar charts illustrate the risks of investing in each of the Funds by showing how the performance of each Fund varies from year to year. The highest and lowest quarterly returns during the period shown in the bar charts for each of the Funds is set forth below the bar charts. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section.

     The tables accompanying the bar charts further illustrate the risks of investing in the Funds by showing how each Fund's average annual returns for the periods shown compare with the returns of certain indexes that measure broad market performance. Index returns do not include fair valuation adjustments which may be included in fund returns.

     Past performance is no indication of future results. A more detailed description of how returns are calculated can be found in the Fund's Statement of Additional Information in the section entitled "Yield and Total Return Quotations."

                            MULTI-STYLE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    (CHART)

1997                                                                            28.53%
1998                                                                            28.71%
1999                                                                            17.17%
2000                                                                           -12.26%
2001                                                                           -14.21%
2002                                                                           -23.19%
2003                                                                            28.86%
2004                                                                             9.81%

                               BEST QUARTER:  23.04% (4Q/98)
                               WORST QUARTER:  (17.33)% (3Q/02)

AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Multi-Style Equity Fund......................   9.81%       (3.93)%         5.93%

Russell 1000(R) Index........................  11.41%       (1.76)%         8.12%

* For the period January 2, 1997 (commencement of operations) to December 31, 2004.

                             AGGRESSIVE EQUITY FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    (CHART)

1997                                                                            35.07%
1998                                                                             1.02%
1999                                                                             6.08%
2000                                                                            -0.66%
2001                                                                            -2.36%
2002                                                                           -19.06%
2003                                                                            45.60%
2004                                                                            14.73%

                               BEST QUARTER:  22.17% (2Q/03)
                               WORST QUARTER:  (19.80)% (3Q/02)

AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Aggressive Equity Fund.......................  14.73%        5.57%           8.34%

Russell 2500(TM) Index.......................  18.29%        8.35%          11.06%

* For the period January 2, 1997 (commencement of operations) to December 31, 2004.

                                 NON-U.S. FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    (CHART)

1997                                                                             0.30%
1998                                                                            12.96%
1999                                                                            33.36%
2000                                                                           -14.43%
2001                                                                           -22.03%
2002                                                                           -15.15%
2003                                                                            38.78%
2004                                                                            18.30%

                               BEST QUARTER:  20.31% (2Q/03)
                               WORST QUARTER:  (20.46)% (3Q/02)

AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Non-U.S. Fund................................  18.30%       (1.45)%         4.34%

MSCI EAFE Index..............................  20.70%       (0.80)%         5.21%

* For the period January 2, 1997 (commencement of operations) to December 31, 2004.

                          REAL ESTATE SECURITIES FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    (CHART)

1999                                                                            -7.26%
2000                                                                            27.24%
2001                                                                             7.84%
2002                                                                             3.80%
2003                                                                            37.21%
2004                                                                            34.88%

                               BEST QUARTER:  16.79% (4Q/04)
                               WORST QUARTER:  (8.24)% (3Q/02)

AVERAGE ANNUAL TOTAL RETURNS                                                SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR       5 YEARS       INCEPTION*
---------------------------------------        ------       -------       ----------

Real Estate Securities Fund..................  34.88%       21.36%          17.02%

NAREIT Equity REIT Index.....................  31.57%       21.95%          17.29%

*   For the period April 30, 1999 (commencement of operations) to December 31,
    2004.

                                 CORE BOND FUND

                              Annual Total Returns
                       (for the years ended December 31)

                                    (CHART)

1997                                                                             9.73%
1998                                                                             7.38%
1999                                                                            -0.61%
2000                                                                            10.00%
2001                                                                             7.41%
2002                                                                             8.84%
2003                                                                             6.15%
2004                                                                             4.66%

                               BEST QUARTER:  4.37% (3Q/01)
                               WORST QUARTER:  (1.86)% (2Q/04)

AVERAGE ANNUAL TOTAL RETURNS                                                 SINCE
FOR THE PERIODS ENDED DECEMBER 31, 2004        1 YEAR        5 YEARS       INCEPTION*
---------------------------------------        -------       -------       ----------

Core Bond Fund...............................   4.66%         7.39%          6.64%

Lehman Brothers Aggregate Bond Index.........   4.34%         7.71%          6.96%

30-DAY YIELDS FOR THE YEAR ENDED DECEMBER 31, 2004  CURRENT
--------------------------------------------------  -------

Core Bond Fund.................................      4.10%

* For the period January 2, 1997 (commencement of operations) to December 31, 2004.

     To obtain current yield information, please call 1-800-787-7354.

                               FEES AND EXPENSES


     The following tables describe the fees and expenses that you may pay if you buy and hold Shares of the Funds. The fees and expenses shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have increased overall fees and expenses.


                                SHAREHOLDER FEES
                   (FEES PAID DIRECTLY FROM YOUR INVESTMENT)

                                         MAXIMUM SALES
                        MAXIMUM SALES    CHARGE (LOAD)       MAXIMUM
                        CHARGE (LOAD)      IMPOSED ON     DEFERRED SALES
                          IMPOSED ON       REINVESTED         CHARGE         REDEMPTION        EXCHANGE
                          PURCHASES        DIVIDENDS          (LOAD)            FEES             FEES
                        --------------   --------------   --------------   --------------   --------------
All Funds.............  Not Applicable   Not Applicable   Not Applicable   Not Applicable   Not Applicable

                         ANNUAL FUND OPERATING EXPENSES
                 (EXPENSES THAT ARE DEDUCTED FROM FUND ASSETS)
                               (% OF NET ASSETS)


                                                                       TOTAL GROSS                     TOTAL NET
                                                                       ANNUAL FUND   FEE WAIVERS AND     FUND
                                               MANAGEMENT    OTHER      OPERATING        EXPENSE       OPERATING
                                                  FEE       EXPENSES    EXPENSES     REIMBURSEMENTS    EXPENSES
                                               ----------   --------   -----------   ---------------   ---------
Multi-Style Equity Fund*.....................    0.78%       0.10%        0.88%          (0.01)%         0.87%
Aggressive Equity Fund*......................    0.95%       0.22%        1.17%          (0.12)%         1.05%
Non-U.S. Fund*...............................    0.95%       0.33%        1.28%          (0.13)%         1.15%
Real Estate Securities Fund*.................    0.85%       0.07%        0.92%          (0.00)%         0.92%
Core Bond Fund*..............................    0.60%       0.13%        0.73%          (0.03)%         0.70%


* Multi-Style Equity Fund -- The Fund's Manager, Frank Russell Investment Management Company ("FRIMCo"), has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis.

    Aggressive Equity Fund -- FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis.

    Non-U.S. Fund -- FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis.

    Real Estate Securities Fund -- FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.10% of the average daily net assets on an annual basis.

    Core Bond Fund -- FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis.


     In addition to the management fees payable by the Funds to Frank Russell Investment Management Company ("FRIMCo"), each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of Frank Russell Investment Company's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Frank Russell Investment Company is a registered investment company that employs the same investment adviser as Russell Investment Funds. Currently, the cash reserves and collateral for all Funds are invested in Frank Russell Investment Company's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves and collateral invested in Frank Russell Investment Company's Money Market Fund is 0.10% (net of fee waivers and reimbursements).

Example

     This example is intended to help you compare the cost of investing in each Fund with the cost of investing in other mutual funds.

     The example assumes that you invest $10,000 in a Fund for the time periods indicated and then redeem all of your Shares at the end of those periods. The example also assumes your investment has a 5% return each year and that operating expenses remain the same. This example does not reflect any Insurance Company Separate Account or Policy charges. If it did, the costs shown would be higher. The calculation of costs for the one-year period takes into account the effect of any current fee waivers contractually agreed to by FRIMCo through April 30, 2006. The calculation of costs for the three, five and ten year periods takes such waivers into account only for the first year of the period.

     Although your actual costs may be higher or lower, under these assumptions your costs would be:


                                                              1 YEAR   3 YEARS   5 YEARS   10 YEARS
                                                              ------   -------   -------   --------
FUND
  Multi-Style Equity Fund...................................   $ 89     $280      $487      $1,083
  Aggressive Equity Fund....................................    107      360       633       1,410
  Non-U.S. Fund.............................................    117      392       689       1,534
  Real Estate Securities Fund...............................     94      294       510       1,132
  Core Bond Fund............................................     72      231       404         905


                               THE PURPOSE OF RIF

     Russell Investment Funds (RIF) has been organized to provide the investment base for one or more variable insurance products (Policies) to be issued by one or more insurance companies (each referred to herein as an "Insurance Company"). Additionally, Insurance Companies may invest their own general account assets in RIF. Each Insurance Company holds the interests of each Policy owner in a separate account (Separate Account). Accordingly, the interest of a Policy owner in RIF's Shares is subject to the terms of the Policy described in the accompanying prospectus for the Policy, which should be reviewed carefully by a person considering the purchase of a Policy. That prospectus describes the relationship between increases or decreases in the net asset value of Shares and any distributions on such Shares, and the benefits provided under the Policy. The rights of an Insurance Company as a shareholder of a Fund should be distinguished from the rights of a Policy owner which are described in the Policies. As long as Shares of the Funds are sold only to the Insurance Company, the term "shareholder" or "shareholders" in this Prospectus refers to an Insurance Company owning Shares of RIF.

                             FRANK RUSSELL COMPANY
                               CONSULTANT TO RIF

     Frank Russell Company (Russell), founded in 1936, has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and Frank Russell Investment Management Company (FRIMCo), the Funds' advisor, with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services.

     Three functions form the core of Russell's consulting services:


     - Objective Setting and Asset Allocation: Defining appropriate investment objectives and desired investment returns, based on a client's unique situation and risk tolerance. Allocating a client's assets among different asset classes, such as common stocks, fixed-income securities, private equity, real estate and other investments, etc, in a way most likely to achieve the client's objectives and desired returns.

     - Asset Class Structure and Investment Manager Selection: Providing assistance is developing implementation plans for individual asset classes, according to designated investment objectives, styles and strategies. This includes ongoing evaluation and recommendations of professional investment management organizations.

     - Fund Analysis and Performance Evaluation: Reviewing total fund, asset class and individual manager structure and performance to monitor effectiveness in meeting objectives.


     When this process is completed, a client's assets are invested using a "multi-style, multi-manager diversification" technique. The goals of this process are to reduce risk and to increase returns. While this process forms the basis of the Funds' investment philosophy, it is extrinsic to the Funds and cannot be replicated by investing in only a single Fund.

                   MULTI-STYLE, MULTI-MANAGER DIVERSIFICATION

     The Funds believe investors should seek to hold fully diversified portfolios that reflect both their own investment time horizons and their ability to accept risk. The Funds believe that for many, this can be accomplished through strategically purchasing shares in one or more Funds which have been structured to provide access to specific asset classes employing a multi-style, multi-manager approach.

     Capital market history shows that asset classes with greater risk will generally outperform lower risk asset classes over time. For instance, corporate equities, over the past 50 years, have outperformed corporate debt in absolute terms. However, what is generally true of performance over extended periods will not necessarily be true at any given time during a market cycle, and from time to time asset classes with greater risk may also underperform lower risk asset classes, on either a risk adjusted or absolute basis. Investors should select a mix of asset classes that reflects their overall ability to withstand market fluctuations over their investment horizons.

     Studies have shown that no single investment style within an asset class will consistently outperform competing styles. For instance, investment styles favoring securities with growth characteristics may outperform styles favoring income producing securities, and vice versa. For this reason, no single manager has consistently outperformed the market over extended periods. Although performance cycles tend to repeat themselves, they do not do so predictably.

     The Funds believe, however, that by employing a unique combination of qualitative and quantitative measurements, it is possible to select managers within subsets or styles of specific asset classes and investment styles who have shown a consistent ability to achieve results that exceed their respective asset class subset or style specific benchmarks. The Funds combine these select managers with other managers within the same asset class who employ complementary styles. By combining complementary investment styles within an asset class, investors are better able to reduce their exposure to the risk of any one investment style going out of favor.

     By strategically selecting from among a variety of investments by asset class, each of which has been constructed using these multi-style, multi-manager principles, investors are able to design portfolios that meet their specific investment needs.

     Unlike most investment companies that have a single organization that acts as both administrator and investment advisor, the Funds divide responsibility for corporate management and investment advice between FRIMCo and a number of different money managers.

                            MANAGEMENT OF THE FUNDS


     The Funds' investment advisor is FRIMCo, 909 A Street, Tacoma, Washington 98402. FRIMCo pioneered the "multi-style, multi-manager" investment method in mutual funds and, as of December 31, 2004, managed over $24.2 billion in 39 mutual fund portfolios. FRIMCo was established in 1982 to serve as the investment management arm of Russell.


     Russell, which acts as consultant to the Funds, was founded in 1936 and has been providing comprehensive asset management consulting services for over 30 years to institutional investors, principally large corporate employee benefit plans. Russell provides the Funds and FRIMCo with the asset management consulting services that it provides to its other consulting clients. The Funds do not compensate Russell for these services. Russell and its affiliates have offices around the world, in Tacoma, New York, Toronto, London, Paris, Sydney, Auckland, Singapore and Tokyo.

     Russell is a subsidiary of The Northwestern Mutual Life Insurance Company. Founded in 1857, Northwestern Mutual is a mutual insurance company headquartered in Milwaukee, Wisconsin. In the life and health insurance category, it was named the most admired company in the US in Fortune's corporate reputation survey published in 2004.

     Each Fund conducts its business through a number of service providers who act on their behalf. FRIMCo, the Funds' manager, performs the Funds' day to day corporate management and also evaluates and oversees the Funds' money managers as more fully described below. Each of the Fund's money managers makes investment decisions for the portion of the Fund assigned to it by FRIMCo. The Funds' custodian, State Street Bank, maintains custody of all of the Funds' assets. FRIMCo, in its capacity as the Funds' transfer agent, is responsible for maintaining the Funds' shareholder records and carrying out shareholder transactions. When a Fund acts in one of these areas, it does so through the service provider responsible for that area.

     FRIMCo provides or oversees the provision of all general management and administration, investment advisory and portfolio management services for the Funds. FRIMCo develops the investment programs for each Fund, selects, subject to approval of the Funds' Board, money managers for the Funds, allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager may arrange for execution of portfolio transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. FRIMCo may also directly manage portions of a Fund during periods of transitions from one money manager to another.

     FRIMCo's officers and employees who oversee the money managers and have primary responsibility for the management of the Funds (the "FRIMCo Managers") are:


     - Bruce A. Eidelson, Portfolio Manager since January 2002. Mr. Eidelson has been Director of Real Estate Portfolio Management since 1999. Mr. Eidelson has primary responsibility for the management of the Real Estate Securities Fund.


     - James A. Jornlin, Portfolio Manager since July 1996. Mr. Jornlin has primary responsibility for the management of the Non-U.S. Fund.


     - Erik W. Ogard, Portfolio Manager since March 2000. Mr. Ogard was a Research Analyst from 1995 to 1997 and a Senior Research Analyst from 1997 to 2000. Mr. Ogard has primary responsibility for the management of the Aggressive Equity Fund.

     - Michael R. Ruff, Portfolio Manager since November 2002. From 2000 to 2002, Mr. Ruff was a Research Analyst. From 1998 to 2000, Mr. Ruff was a Senior Technical Analyst. Mr. Ruff will has primary responsibility for the management of the Core Bond Fund.

     - Dennis J. Trittin, who has been a Portfolio Manager since January 1996. Mr. Trittin has primary responsibility for the management of the Multi-Style Equity Fund.

     Please see the Funds' Statement of Additional Information for additional information about the FRIMCo Managers' compensation, other accounts managed by the FRIMCo Managers, and the FRIMCo Managers' ownership of securities in the Funds.

     In the last fiscal year, the aggregate annual rate of management fees paid to FRIMCo monthly on a pro rata basis as a percentage of average daily net assets was: Multi-Style Equity Fund, 0.77%; Aggressive Equity Fund, 0.83%; Non-U.S. Fund, 0.82%; Real Estate Securities Fund, 0.85%; and Core Bond Fund, 0.57%.

     A discussion regarding the basis for the Board of Trustees' approval of the investment advisory contract between FRIMCo and the Funds is currently available in the Funds' Statement of Additional Information and will be available in the Funds' semi-annual report to shareholders covering the period ending June 30, 2005.

                               THE MONEY MANAGERS

     Each Fund allocates its assets among the money managers listed under "Money Manager Information" at the end of this Prospectus. FRIMCo, as the Funds' advisor, may change the allocation of a Fund's assets among money managers at any time. The Funds received an exemptive order from the Securities and Exchange Commission (SEC) that permits a Fund to engage or terminate a money manager at any time, subject to the approval by the Funds' Board of Trustees (Board), without a shareholder vote. A Fund notifies its shareholders within 60 days of when a money manager begins providing services. Each Fund selects money managers based primarily upon the research and recommendations of FRIMCo and Russell. FRIMCo and Russell evaluate quantitatively and qualitatively the money managers' skills and results in managing assets for specific asset classes, investment styles and strategies. Short-term investment performance, by itself, is not a controlling factor in the selection or termination of any money manager.

     Each money manager has complete discretion to purchase and sell portfolio securities for its segment of a Fund. At the same time, however, each money manager must operate within each Fund's investment objectives, restrictions and policies. Additionally, each manager must operate within more specific constraints developed from time to time by FRIMCo. FRIMCo develops such constraints for each manager based on FRIMCo's assessment of the manager's expertise and investment style. By assigning more specific constraints to each money manager, FRIMCo attempts to capitalize on the strengths of each money manager and to combine their investment activities in a complementary fashion. Although the money managers' activities are subject to general oversight by the Board and the Funds' officers, neither the Board, the officers, FRIMCo nor Russell evaluate the investment merits of a money manager's individual security selections.

                       INVESTMENT OBJECTIVE AND PRINCIPAL
                             INVESTMENT STRATEGIES

     Each of the following Funds has a non-fundamental investment objective. A non-fundamental investment objective may be changed by the Board of Trustees of a Fund without shareholder approval.

MULTI-STYLE EQUITY FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Multi-Style Equity Fund invests primarily in common stocks of medium and large capitalization companies, most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the largest 200 companies in the US and medium capitalization stocks as stocks of the next largest 800 companies in the US. On May 28, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such large capitalization companies ranged from approximately $317.8 billion to $12.4 billion and the market capitalization of such medium capitalization companies ranged from approximately $12.3 billion to $1.6 billion. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution.


         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         Additionally, the Fund is diversified by equity substyle. For example, within the Growth Style, the Fund expects to employ both an Earnings Momentum substyle (concentrating on companies with more volatile and accelerating growth rates) and a Consistent Growth substyle (concentrating on companies with stable earnings growth over an economic cycle).

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain Frank Russell Investment Company money market funds (as described above under "Fees and Expenses"). In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

AGGRESSIVE EQUITY FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES


         The Aggressive Equity Fund invests primarily in common stocks of small and medium capitalization companies most of which are US based. While market capitalization changes over time and there is not one universally accepted definition of the lines between large, medium and small capitalization companies, the Fund generally defines large capitalization stocks as stocks of the largest 200 companies in the US, medium capitalization stocks as stocks of the next largest 800 companies in the US and small capitalization stocks as stocks of the next 2000 largest companies in the US. On May 28, 2004, the day on which capitalization data was used for the annual reconstitution of the Russell indexes, the market capitalization of such medium capitalization companies ranged from approximately $12.3 billion to $1.6 billion and the market capitalization of such small capitalization companies ranged from approximately $1.6 billion to $175.8 million. The market capitalization of these companies will change with market conditions and these capitalization ranges may vary significantly between index reconstitutions and at the time of the next index reconstitution. The Fund's investments may include companies that have been publicly traded for less than five years and smaller companies, such as companies not listed in the Russell 2000(R) Index.


         The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in equity securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and substyle and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain Frank Russell Investment Company money market funds (as described above under "Fees and Expenses"). In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

NON-U.S. FUND

       INVESTMENT OBJECTIVE

         Seeks to provide long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Non-U.S. Fund invests primarily in equity securities issued by companies domiciled outside the US and in depositary receipts which represent ownership of securities of non-US companies. The Fund's investments span most of the developed nations of the world (particularly Europe and the Far East) to maintain a high degree of diversification among countries and currencies. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in non-US securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may seek to protect its investments against adverse currency exchange rate changes by purchasing forward currency contracts. These contracts enable the Fund to "lock in" the US dollar price of a security that it plans to buy or sell. The Fund may not accurately predict currency movements.

         The Fund employs a "multi-style, multi-manager" approach whereby portions of the Fund are allocated to different money managers who employ distinct investment styles. The Fund uses the following principal investment styles intended to complement one another:

            - Growth Style emphasizes investments in equity securities of companies with above-average earnings growth prospects.

            - Value Style emphasizes investments in equity securities of companies that appear to a money manager to be undervalued relative to their corporate worth, based on earnings, book or asset value, revenues or cash flow.

            - Market-Oriented Style emphasizes investments in companies that appear to a money manager to be undervalued relative to their growth prospects. Managers select securities from the broad equity market rather than focusing on the growth or value segments of the market.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, economic sector weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain Frank Russell Investment Company money market funds (as described above under "Fees and Expenses"). In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         The Fund may invest a portion of its assets in equity securities of companies that are located in countries with emerging markets or that derive a majority of their revenues from operations in such countries.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

REAL ESTATE SECURITIES FUND

       INVESTMENT OBJECTIVE

         Seeks to provide current income and long term capital growth.

       PRINCIPAL INVESTMENT STRATEGIES

         The Real Estate Securities Fund seeks to achieve its objective by concentrating its investments primarily in equity securities of real estate companies whose value is derived from ownership, development and management of underlying real estate properties ("real estate securities"). The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in real estate securities. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund invests primarily in securities of companies, known as real estate investment trusts (REITs), that own and/or manage properties. By investing in REITs indirectly through the Fund, a shareholder will bear expenses of the REITs in addition to expenses of the Fund. The Fund may also invest in equity securities of other types of real estate-related companies. The Fund invests in companies which are predominantly US based, although the Fund may invest a limited portion of its assets in non-US firms from time to time.

         The Fund employs a multi-manager approach whereby portions of the Fund are allocated to different money managers whose approaches are intended to complement one another.

         When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and its performance record, as well as the characteristics of the money manager's typical portfolio investments. These characteristics include capitalization size, growth and profitability measures, valuation ratios, property type and geographic weightings and earnings and price volatility statistics. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.

         The Fund intends to be fully invested at all times.

       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves (i.e., cash awaiting investment or cash held to meet redemption requests or to pay expenses). Cash reserves are invested in short-term investments, including certain Frank Russell Investment Company money market funds (as described above under "Fees and Expenses"). In addition to investing in such short-term investments, the Fund may use a hedging strategy for its cash reserves to achieve its strategy to be fully invested by exposing these reserves to the performance of appropriate markets by purchasing equity securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         A portion of the Fund's net assets may be "illiquid" securities (i.e., securities that do not have a readily available market or that are subject to resale restrictions).

         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

CORE BOND FUND

       INVESTMENT OBJECTIVE

         Seeks to provide current income and the preservation of capital.

       PRINCIPAL INVESTMENT STRATEGIES

         The Core Bond Fund invests primarily in bonds. Bonds are also called fixed-income securities. Bonds are securities representing debt obligations that require the issuer to repay the bondholders the principal amount borrowed and to generally pay interest. In particular, the Fund holds fixed-income securities issued or guaranteed by the US government and, to a lesser extent by non-US governments, or by their respective agencies and instrumentalities. It also holds mortgage-backed securities, including collateralized mortgage obligations. The Fund also invests in corporate debt securities and dollar-denominated obligations issued in the US by non-US banks and corporations (Yankee Bonds). A majority of the Fund's holdings are US dollar-denominated. The Fund has a non-fundamental policy to invest, under normal circumstances, at least 80% of the value of its assets in bonds. The Fund will provide 60 days' notice to its shareholders prior to a change in this policy. The 80% investment requirement applies at the time the Fund invests its assets.

         The Fund may invest up to 25% of its assets in debt securities that are rated below investment grade as determined by one or more nationally recognized securities rating organizations or in unrated securities judged by the Fund to be of comparable quality. These securities are commonly referred to as "junk bonds."

         The duration of the Fund's portfolio typically ranges within 10% of the duration of the Lehman Brothers Aggregate Bond Index, which was 4.4 years as of December 31, 2004, but may vary up to 25% from the Index's duration. The Fund has no restrictions on individual security duration. Duration is a measure of a bond price's sensitivity to a change in interest rates. In general, as interest rates rise, the value of the bonds held in the Fund will tend to decline, and, as interest rates fall, the value of the bonds held in the Fund will tend to rise. Bonds with longer durations tend to be more sensitive to changes in interest rates than those with shorter durations.

         The Fund invests in securities of issuers in a variety of sectors of the fixed-income market. The Fund's money managers also identify sectors of the fixed-income market that they believe are undervalued and concentrate the Fund's investments in those sectors. These sectors will differ over time. To a lesser extent, the Fund may attempt to anticipate shifts in interest rates and hold securities that the Fund expects to perform well in relation to market indexes as a result of such shifts. Additionally, the Fund typically holds proportionately fewer US Treasury obligations than are represented in the Lehman Brothers Aggregate Bond Index.

         The Fund employs multiple money managers, each with its own expertise in the fixed-income markets. When determining how to allocate its assets among money managers, the Fund considers a variety of factors. These factors include a money manager's investment style and performance record as well as the characteristics of the money manager's typical portfolio investments. These characteristics include portfolio biases, magnitude of sector shifts and duration movements. The Fund also considers the manner in which money managers' historical and expected investment returns correlate with one another.


         The Fund may use derivatives such as interest rate futures contracts, options on futures contracts and currency, credit or interest rate swaps as a substitute for holding physical securities or to facilitate the implementation of its investment strategy but not for leverage purposes.


       ADDITIONAL INVESTMENT STRATEGIES


         The Fund, like any mutual fund, maintains cash reserves, (i.e. cash awaiting investment or cash held to meet redemption requests or to pay expenses.). Cash reserves are invested in short-term investments, including certain Frank Russell Investment Company money market funds (as described above under "Fees and Expenses"). In addition to investing in such short-term investment, the Fund may use a hedging strategy for its cash reserves by exposing these reserves to the performance of appropriate markets by purchasing fixed-income securities and/or derivatives. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets.


         The Fund may lend its portfolio securities in an amount up to one-third of its total assets to earn income. These loans may be terminated at any time. The Fund will receive either cash or US government debt obligations as collateral.

         On rare occasions, the Fund may take a temporary defensive position that may be inconsistent with its long-term principal investment strategies in an attempt to respond to adverse market, economic, political or other conditions. If this occurs, the Fund may not achieve its investment objective during such times. The Fund may take a defensive position by raising cash levels and/or reducing or eliminating the hedging strategy for its cash reserves.

                                     RISKS

     An investment in the Funds, like any investment, has risks. The value of each fund fluctuates and you could lose money. The following table describes principal types of risks that each Fund is subject to and lists next to each description the Funds most likely to be affected by the risk. Other Funds that are not listed may be subject to one or more of the risks, but not in a way that is expected to principally affect the performance of such Funds as a whole. Please refer to the Funds' Statement of Additional Information for a discussion of risks associated with types of securities held by the Funds and the investment practices employed by the individual Funds.

                                PRINCIPAL RISKS

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MULTI-MANAGER APPROACH                 The investment styles employed by a Fund's money  All Funds managers may not be complementary. The interplay
                                       of the various strategies employed by a Fund's
                                       multiple money managers may result in a Fund
                                       holding a concentration of certain types of
                                       securities. This concentration may be beneficial
                                       or detrimental to a Fund's performance depending
                                       upon the performance of those securities and the
                                       overall economic environment. The money managers
                                       selected for a Fund may underperform the market
                                       generally or other money managers that could
                                       have been selected for that Fund. The
                                       multi-manager approach could increase a Fund's
                                       portfolio turnover rates, realization of capital
                                       gains or losses, brokerage commissions and other
                                       transaction costs.

EQUITY SECURITIES

     - Common Stocks                   The value of common stocks will rise and fall in  Multi-Style Equity
                                       response to the activities of the company that    Aggressive Equity
                                       issued the stock, general market conditions       Non-U.S.
                                       and/or economic conditions. If an issuer is       Real Estate Securities
                                       liquidated or declares bankruptcy, the claims of
                                       owners of bonds will take precedence over the
                                       claims of owners of common stock.

     - Value Stocks                    Investments in value stocks are subject to the    Multi-Style Equity
                                       risks of common stocks, as well as the risks      Aggressive Equity
                                       that (i) their intrinsic values may never be      Non-U.S.
                                       realized by the market or (ii) such stock may
                                       turn out not to have been undervalued.

     - Growth Stocks                   Investments in growth stocks are subject to the   Multi-Style Equity
                                       risks of common stocks. Growth company stocks     Aggressive Equity
                                       may provide minimal dividends which could         Non-U.S.
                                       otherwise cushion stock prices in a market
                                       decline. The value of growth company stocks may
                                       rise and fall significantly based, in part, on
                                       investors' perceptions of the company, rather
                                       than on fundamental analysis of the stocks.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
     - Market-Oriented Investments     Market-oriented investments are subject to the    Multi-Style Equity
                                       risks of common stocks, as well as the risks      Aggressive Equity
                                       associated with growth and value stocks.          Non-U.S.

     - Securities of Small             Investments in securities of small                Aggressive Equity
       Capitalization Companies        capitalization companies are subject to the
                                       risks of common stocks. Investments in small
                                       capitalization companies may involve greater
                                       risks because these companies generally have a
                                       limited track record. Small capitalization
                                       companies often have narrower markets, more
                                       limited managerial and financial resources and a
                                       less diversified product offering than larger,
                                       more established companies. As a result of these
                                       factors, the performance of small capitalization
                                       companies can be more volatile, which may
                                       increase the volatility of a Fund's portfolio.

     - Preferred Stocks                Investments in preferred stocks are subject to    Non-U.S.
                                       the risks of common stocks, as well as the risk
                                       that interest rates will rise and make the fixed
                                       dividend feature, if any, less appealing to
                                       investors. Preferred stock does not usually have
                                       voting rights.

FIXED-INCOME SECURITIES                Prices of fixed-income securities rise and fall   Core Bond
                                       in response to interest rate changes. Generally,
                                       when interest rates rise, prices of fixed-income
                                       securities fall. The longer the duration of the
                                       security, the more sensitive the security is to
                                       this risk. A 1% increase in interest rates would
                                       reduce the value of a $100 note by approximately
                                       one dollar if it had a one-year duration. There
                                       is also a risk that fixed-income securities will
                                       be downgraded in credit rating or go into
                                       default. Lower-rated bonds, and bonds with
                                       larger final maturities, generally have higher
                                       credit risks.

     - Non-Investment Grade            Although lower-rated debt securities generally    Core Bond
       Fixed-Income Securities ("Junk  offer a higher yield than higher rated debt
       Bonds")                         securities, they involve higher risks, higher
                                       volatility and higher risk of default than
                                       investment grade bonds. They are especially
                                       subject to:

                                            - Adverse changes in general economic
                                              conditions and in the industries in which
                                              their issuers are engaged,

                                            - Changes in the financial condition of
                                              their issuers and

                                            - Price fluctuations in response to changes
                                              in interest rates.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
                                       As a result, issuers of lower-rated debt
                                       securities are more likely than other issuers to
                                       miss principal and interest payments or to
                                       default which could result in a loss to a Fund.

     - Government Issued or            Bonds guaranteed by a government are subject to   Core Bond
       Guaranteed Securities           inflation risk and price depreciation risk.
                                       Bonds issued by non-US governments are also
                                       subject to default risk. These risks could
                                       result in losses to a Fund.

INTERNATIONAL SECURITIES               A Fund's return and net asset value may be        Non-U.S.
                                       significantly affected by political or economic   Core Bond
                                       conditions and regulatory requirements in a
                                       particular country. Non-US markets, economies
                                       and political systems may be less stable than US
                                       markets, and changes in exchange rates of
                                       foreign currencies can affect the value of a
                                       Fund's foreign assets. Non-US laws and
                                       accounting standards typically are not as
                                       comprehensive as they are in the US and there
                                       may be less public information available about
                                       foreign companies. Non-US securities markets may
                                       be less liquid and have fewer transactions than
                                       US securities markets. Additionally,
                                       international markets may experience delays and
                                       disruptions in securities settlement procedures
                                       for a Fund's portfolio securities.

     - Non-US Debt Securities          A Fund's non-US debt securities are typically     Core Bond
                                       obligations of sovereign governments and
                                       corporations. To the extent that a Fund invests
                                       a significant portion of its assets in a
                                       concentrated geographic area like Eastern Europe
                                       or Asia, the Fund will generally have more
                                       exposure to regional economic risks associated
                                       with foreign investments.

     - Instruments of US and Foreign   Non-US corporations and banks issuing             Core Bond
       Banks and Branches and Foreign  dollar-denominated instruments in the US are not
       Corporations, Including Yankee  necessarily subject to the same regulatory
       Bonds                           requirements that apply to US corporations and
                                       banks, such as accounting, auditing and
                                       recordkeeping standards, the public availability
                                       of information and, for banks, reserve
                                       requirements, loan limitations and examinations.
                                       This complicates efforts to analyze these
                                       securities, and may increase the possibility
                                       that a non-US corporation or bank may become
                                       insolvent or otherwise unable to fulfill its
                                       obligations on these instruments.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
DERIVATIVES (E.G. FUTURES CONTRACTS,   If a Fund incorrectly forecasts interest rates    Core Bond
OPTIONS ON FUTURES, CURRENCY, CREDIT   in using derivatives, the Fund could lose money.
OR INTEREST RATE SWAPS)                Price movements of a futures contract, option or
                                       structured note may not be identical to price
                                       movements of portfolio securities or a
                                       securities index resulting in the risk that,
                                       when a Fund buys a futures contract or option as
                                       a hedge, the hedge may not be effective.
                                       Furthermore, regulatory requirements for the
                                       Funds to set aside assets to meet their
                                       obligations with respect to derivatives may
                                       result in a Fund being unable to purchase or
                                       sell securities when it would otherwise be
                                       favorable to do so, or in a Fund needing to sell
                                       securities at a disadvantageous time. A Fund may
                                       also be unable to close out its derivatives
                                       positions when desired.

REAL ESTATE SECURITIES                 Just as real estate values go up and down, the    Real Estate Securities
                                       value of the securities of companies involved in
                                       the industry, and in which a Fund invests, also
                                       fluctuates. A Fund that invests in real estate
                                       securities is also subject to the risks
                                       associated with direct ownership of real estate.
                                       Additional risks include declines in the value
                                       of real estate, changes in general and local
                                       economic and real estate market conditions,
                                       increases in property taxes or other operating
                                       expenses and changes in tax laws and interest
                                       rates. The value of securities of companies that
                                       service the real estate industry may also be
                                       affected by such risks.

     - REITs                           REITs may be affected by changes in the value of  Real Estate Securities the underlying properties owned by the REITs and
                                       by the quality of tenants' credit. Moreover, the
                                       underlying portfolios of REITs may not be
                                       diversified, and therefore subject to the risk
                                       of investing in a limited number of properties.
                                       REITs are also dependent upon management skills
                                       and are subject to heavy cash flow dependency,
                                       defaults by tenants, self-liquidation and the
                                       possibility of failing either to qualify for
                                       tax-free pass-through of income under federal
                                       tax laws or to maintain their exemption from
                                       certain federal securities laws.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
MORTGAGE OR ASSET-BACKED SECURITIES    Prepayment of principal on mortgage and asset     Core Bond
                                       backed securities may expose a Fund to a lower
                                       rate of return upon reinvestment of principal.
                                       Also, if a security subject to prepayment has
                                       been purchased at a premium, in the event of
                                       prepayment the value of the premium would be
                                       lost. A Fund that purchases mortgage backed
                                       securities is subject to certain additional
                                       risks. Rising interest rates tend to extend the
                                       duration of mortgage backed securities, making
                                       them more sensitive to changes in interest
                                       rates. As a result, in a period of rising
                                       interest rates, a Fund that holds mortgage
                                       backed securities may exhibit additional
                                       volatility. This is known as extension risk.

DEPOSITARY RECEIPTS                    Depositary receipts are securities traded on a    Non-U.S.
                                       local stock exchange that represent interests in
                                       securities issued by a foreign publicly-listed
                                       company. They may be affected by the risks
                                       associated with international securities, such
                                       as changes in political or economic conditions
                                       of other countries and changes in the exchange
                                       rates of foreign currencies. The value of
                                       depositary receipts will rise and fall in
                                       response to the activities of the company that
                                       issued the securities represented by the
                                       depositary receipts, general market conditions
                                       and/or economic conditions. Also, if there is a
                                       rise in demand for the underlying security and
                                       it becomes less available to the market, the
                                       price of the depositary receipt may rise,
                                       causing the Fund to pay a premium in order to
                                       obtain the desired depositary receipt.

                                ADDITIONAL RISKS

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
REPURCHASE AGREEMENTS                  Under a repurchase agreement, a bank or broker    Core Bond
                                       sells securities to a Fund and agrees to
                                       repurchase them at the Fund's cost plus
                                       interest. If the value of the securities
                                       declines and the bank or broker defaults on its
                                       repurchase obligation, the Fund could incur a
                                       loss.

        RISK ASSOCIATED WITH                             DESCRIPTION                              RELEVANT FUND
-------------------------------------  ------------------------------------------------  -------------------------------
EXPOSING CASH RESERVES TO APPROPRIATE  By exposing its cash reserves to the performance  All Funds
MARKETS                                of appropriate markets by purchasing equity
                                       securities (in the case of equity funds) or
                                       fixed-income securities (in the case of
                                       fixed-income funds) and/or derivatives, a Fund's
                                       performance tends to correlate more closely to
                                       the performance of that market as a whole.
                                       However, the market performance of these
                                       instruments may not correlate precisely to the
                                       performance of the corresponding market. This
                                       approach increases a Fund's performance if the
                                       particular market rises and reduces a Fund's
                                       performance if the particular market declines.

     - Emerging Market Countries       Investments in emerging or developing markets     Non-U.S.
                                       involve exposure to economic structures that are
                                       generally less diverse and mature, and to
                                       political systems which have less stability than
                                       those of more developed countries. These
                                       securities are particularly subject to a risk of
                                       default from political instability. Emerging
                                       market securities are subject to currency
                                       transfer restrictions and may experience delays
                                       and disruptions in securities settlement
                                       procedures for a Fund's portfolio securities.
                                       The volatility of emerging markets can be
                                       significantly higher than other equity asset
                                       classes.

ILLIQUID SECURITIES                    An illiquid security is one without an active     Aggressive Equity
                                       secondary market, making it difficult for an      Real Estate Securities
                                       owner of the security to sell it. A Fund with an
                                       investment in an illiquid security may not be
                                       able to sell the security quickly and at a fair
                                       price, which could cause the Fund to realize
                                       losses on the security if the security is sold
                                       at a price lower than that at which it had been
                                       valued. An illiquid security may also have large
                                       price volatility.

SECURITIES LENDING                     If a borrower of a Fund's securities fails        All Funds
                                       financially, the Fund's recovery of the loaned
                                       securities may be delayed or the Fund may lose
                                       its rights to the collateral which could result
                                       in a loss to a Fund.

                               PORTFOLIO TURNOVER

     The portfolio turnover rates for multi-manager funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Each of the Funds' money managers makes decisions to buy or sell securities independently from other managers. Thus, one money manager for a Fund may be selling a security when another money manager for the Fund (or for another Fund) is purchasing the same security. Also, when a Fund replaces a money manager, the new money manager may significantly restructure the investment portfolio. These practices may increase the Funds' portfolio turnover rates, realization of gains or losses, brokerage commissions and other transaction costs. The annual portfolio turnover rates for each of the Funds are shown in the Financial Highlights tables in this Prospectus.

                              PORTFOLIO DISCLOSURE

     A description of the Funds' policies and procedures with respect to the disclosure of each Fund's portfolio securities is available in the Funds' Statement of Additional Information.

                          DIVIDENDS AND DISTRIBUTIONS

INCOME DIVIDENDS

     Each Fund distributes substantially all of its net investment income and net capital gains to shareholders each year. The amount and frequency of distributions are not guaranteed, all distributions are at the Board's discretion. Currently, the Board intends to declare dividends from net investment income, if any, according to the following schedule:


DECLARED                    PAYABLE                             FUNDS
--------          ----------------------------   ------------------------------------
Quarterly.......  April, July, October and       Multi-Style Equity, Aggressive
                  Mid-December                   Equity, Core Bond and Real Estate
                                                 Securities

Annually........  Mid-February                   Non-U.S. Fund


CAPITAL GAINS DISTRIBUTIONS

     The Board will declare capital gains distributions (both short-term and long-term) once a year in mid-February to reflect any net short-term and net long-term capital gains, if any, realized by a Fund in the prior fiscal year. An additional distribution may be declared and paid if required to avoid the imposition of a 4% federal excise tax on undistributed capital gains.

AUTOMATIC REINVESTMENT

     Dividends and other distributions will be automatically reinvested at the closing net asset value on the record date, in additional Shares of the appropriate Fund, unless your Insurance Company elects to have the dividends or distributions paid in cash or invested in another Fund.

                                     TAXES

     Fund Shares are offered to Separate Accounts of Insurance Companies to fund the Policies they issue. Additionally, Insurance Companies may invest their own general account assets in RIF. For a discussion of the taxation of life insurance companies and the separate accounts, as well as the tax treatment of the Policies and the holders thereof, see the discussion regarding "Federal Tax Considerations" included in the prospectus for the Policies.

     Each Fund intends to comply with the diversification requirements imposed by Section 817(h) of the Internal Revenue Code of 1986, as amended (Code) and the regulations thereunder. These requirements place certain limitations on the assets of each separate account that may be invested in securities of a single issuer, and, because Section 817(h) and the regulations thereunder treat a Fund's assets as assets of the related separate account, these limitations also apply to the Fund's assets that may be invested in securities of a single issuer. Generally, the regulations provide that, as of the end of each calendar quarter, or within 30 days thereafter, no more than 55% of a Fund's total assets may be represented by any one investment, no more than 70% by any two investments, no more than 80% by any three investments, and no more than 90% by any four investments. For purposes of Section 817(h), all securities of the same issuer, all interests in the same real property project, and all interests in the same commodity are treated as a single investment. A government security includes any security issued or guaranteed or insured by the United States or an instrumentality of the United States. Failure of a Fund to satisfy the Section 817(h) requirements could result in adverse tax consequences to the Insurance Company and holders of Policies, other than as described in the prospectus for the Policies.

     Dividends paid out of a Fund's net investment income and net short-term capital gains will be taxable to an Insurance Company as ordinary income. Distributions of long-term capital gains, if any, earned by a Fund are taxable to an Insurance Company as long-term capital gains, regardless of how long the Insurance Company has held its shares. Fund distributions are taxable to shareholders in the same manner whether received in cash or reinvested in additional Fund shares. Insurance Companies should consult their own tax advisers as to whether such distributions are subject to federal income tax if they are retained as part of policy reserves.

     The foregoing is only a summary of some of the important Federal income tax considerations generally affecting the Funds and their shareholders; see the Statement of Additional Information and Policy prospectus for a more detailed discussion. You are urged to consult with your tax adviser.

                       HOW NET ASSET VALUE IS DETERMINED

NET ASSET VALUE PER SHARE

     The net asset value per share is calculated for Shares of each Fund on each business day on which Shares are offered or redemption orders are tendered. For each Fund, a business day is one on which the New York Stock Exchange (NYSE) is open for regular trading. Each Fund determines net asset value at 4:00 p.m. Eastern time or as of the close of the NYSE, whichever is earlier. The price of Fund Shares is computed by dividing the current value of a Fund's assets (less liabilities) by the number of Shares of the Fund outstanding and rounding to the nearest cent. Share value for purchase, redemption or exchange will be based on the net asset value next calculated after your order is received in good form (i.e., when all required documents and your check or wired funds are received) by the Funds or an authorized Fund agent. See "Purchase of Fund Shares," and "Redemption of Fund Shares" for more information.

VALUATION OF PORTFOLIO SECURITIES

     The Funds value portfolio securities according to Board-approved Securities Valuation Procedures, including Market Value Procedures, Fair Value Procedures and Pricing Services. Money market fund securities are priced using the amortized cost method of valuation, as are debt obligation securities maturing within 60 days of the valuation date, unless the Board determines that amortized cost does not represent market value of short-term debt obligations. The Board has delegated the responsibility for administration of the Securities Valuation Procedures to FRIMCo.

     Ordinarily, the Funds value each portfolio security based on market quotations provided by Pricing Services or alternative pricing services or dealers (when permitted by the Market Value Procedures). Generally, Fund securities are valued at the close of the market on which they are traded as follows:

     - US listed equities; equity and fixed-income options: Last sale price; last bid price if no sales;

     - US over-the-counter equities: Official closing price; last bid price if no closing price;

     - Foreign equities: Official closing price, where available, or last sale price; last bid price if no closing price;

     - Listed ADRs/GDRs: Last sale price; last bid price if no sales;

     - Municipal bonds, US bonds, Eurobonds/foreign bonds: Evaluated bid price; broker quote if not evaluated bid price;

     - Futures: Settlement price.


     - Investments in other mutual funds are valued at their net asset value per share, calculated at 4 p.m. Eastern time or as of the close of the NYSE, whichever is earlier.

     - The value of swap agreements are equal to the Funds' obligation (or rights) under swap contracts which will generally be equal to the net amounts to be paid or received under the contracts based upon the relative values of the positions held by each party to the contracts.

     - International equity securities traded on a national securities foreign exchange or an over-the-counter market (foreign or domestic) are valued on the basis of the official closing price, or, lacking the official closing price, at the last sale price on the primary exchange on which the security is traded.

     If market quotations are not readily available for a security or if subsequent events suggest that a market quotation is not reliable, the Funds will use the security's fair value, as determined in accordance with the Fair Value Procedures. This generally means that equity securities and fixed-income securities listed and traded principally on any national securities exchange are valued on the basis of the last sale price or, lacking any sales, at the closing bid price, on the primary exchange on which the security is traded. The Fair Value Procedures may involve subjective judgments as to the fair value of securities. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Funds' Board of Trustees believes reflects fair value. The use of fair value pricing by a Fund may cause the net asset value of its shares to differ significantly from the net asset value that would be calculated using current market values. Fair value pricing could also cause discrepancies between the daily movement of the value of Fund shares and the daily movement of the benchmark index if the index is valued using another pricing method.

     This policy is intended to assure that the Funds' net asset values fairly reflect security values as of the time of pricing. Events or circumstances affecting the values of Fund securities that occur between the closing of the principal markets on which they trade and the time the net asset value of Fund Shares is determined may be reflected in the calculation of net asset values for each applicable Fund when the Funds deem that the particular event or circumstance would materially affect such Fund's net asset value. Funds that invest in foreign securities are likely to use fair value pricing more often since significant events may occur between the close of foreign markets and the time of pricing which would trigger fair value pricing of the foreign securities. Funds that invest in low rated debt securities are also likely to use fair value pricing more often since the markets in which such securities are traded are generally thinner, more limited and less active than those for higher rated securities. Examples of events that could trigger fair value pricing of one or more securities are: a material market movement (defined in the Fair Value Procedures as the movement by any two of the four major US Indexes greater than a certain percentage); a company event such as a material business development, dividend declaration, stock split or rights offering; a material disaster; or an armed conflict.

     Because foreign securities can trade on non-business days, the net asset value of a Fund's portfolio that includes foreign securities may change on days when shareholders will not be able to purchase or redeem fund shares.

                            PURCHASE OF FUND SHARES

     Insurance Companies place orders for their Separate Accounts based on, among other things, the amount of premium payments to be invested pursuant to Policies. Insurance Companies may also place orders for their general accounts. Individuals may not place orders directly with RIF. See the prospectus of the Separate Account and Policies of the Insurance Company for more information on the purchase of Fund Shares and with respect to the availability for investment in specific Funds. The Funds do not issue share certificates.

     Orders to purchase Fund Shares are based on premiums and transaction requests received by each Insurance Company prior to 4:00 p.m., Eastern time or the close of the NYSE, whichever is earlier, on any business day of the Funds (a day on which the NYSE is open for regular trading). Each Insurance Company then submits purchase orders to the Funds in accordance with procedures established by the Insurance Company. All orders represented to the Funds by an Insurance Company as having been received prior to 4:00 p.m., Eastern time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific time. Federal funds (monies of member banks within the Federal Reserve System which are held on deposit at a Federal Reserve Bank) in the net amount of such orders shall be received by RIF on such next business day in accordance with applicable requirements by 11:00 a.m., Pacific time. It is each Insurance Company's responsibility to properly transmit purchase orders and Federal funds in accordance with applicable requirements. Policy owners should refer to the prospectus for their Policy and Separate Account in this regard.

            RIGHT TO REJECT OR RESTRICT PURCHASE AND EXCHANGE ORDERS

FREQUENT TRADING POLICIES AND LIMITATION ON TRADING ACTIVITY

     Frequent trading of Fund shares, often in response to short-term fluctuations in the market, also known as "market timing", is not knowingly permitted by the Funds. The Funds' frequent trading policies have been approved by the Board of Trustees. The Funds will apply these policies uniformly. Policy owners that are market-timers should not direct that an investment be made in the Funds. The Funds are intended for long-term investment. Accordingly, if a Fund is able to determine that a Policy owner or Insurance Company is engaging in this type of activity, a Fund will, subject to the limitations described below, take such actions as it deems necessary to stop such activity. These actions include notifying an Insurance Company of the activity and requesting assistance from an Insurance Company in stopping the activity. Each Fund reserves the right to restrict or reject, without prior notice, any purchase order for any reason, including transactions representing frequent trading. For example, a Fund may, in its discretion, restrict or reject a purchase order if the Fund or its agents determine that accepting the order could interfere with the efficient management of a Fund's portfolio or otherwise not be in a Fund's best interests. This policy will not affect any Insurance Company's redemption rights.

     Policy owners should review the accompanying prospectus for the Policy for any limitations imposed by the Insurance Company on a Policy owner's ability to direct that an investment be made in the Funds.

LIMITATIONS ON THE ABILITY TO DETECT AND CURTAIL FREQUENT TRADING

     BECAUSE INSURANCE COMPANIES HOLD THE INTERESTS OF POLICY OWNERS IN SEPARATE ACCOUNTS, THE FUNDS CURRENTLY HAVE A VERY LIMITED ABILITY TO MONITOR AND DETECT FREQUENT TRADING BY POLICY OWNERS AND HAVE NO ABILITY TO CURTAIL FREQUENT TRADING WITHOUT THE COOPERATION OF THE INSURANCE COMPANIES. AS A RESULT OF THE FUND'S LIMITED ABILITY TO MONITOR AND DETECT FREQUENT TRADING AND ITS DEPENDENCE ON THE COOPERATION OF INSURANCE COMPANIES TO CURTAIL SUCH ACTIVITY, FREQUENT TRADING MAY OCCUR. SHAREHOLDERS AND, INDIRECTLY, POLICY OWNERS MAY BE EXPOSED TO THE RISKS DISCUSSED BELOW.


RISKS OF FREQUENT TRADING

     Short-term or excessive trading into and out of a Fund may harm a Fund's performance by disrupting portfolio management strategies and by increasing expenses. These expenses are borne by all Fund shareholders, including long-term investors who do not generate such costs. Frequent trading may interfere with the efficient management of a Fund's portfolio, and may result in the Fund engaging in certain activities to a greater extent than it otherwise would, such as maintaining higher cash balances, using its line of credit and engaging in portfolio transactions. Increased portfolio transactions and use of the line of credit would correspondingly increase the Fund's operating expenses and decrease the Fund's performance. Since the Funds use hedging strategies to ensure that each Fund is fully invested, maintenance of a higher level of cash balances would not decrease a Fund's exposure to market moves but would decrease the proportion of the Fund that is actively managed.

     Additionally, to the extent that a Fund invests significantly in foreign securities traded on markets which may close prior to when the Fund determines its net asset value (referred to as the valuation time), frequent trading by certain shareholders may cause dilution in the value of Fund shares held by other shareholders. Because events may occur after the close of these foreign markets and before the valuation time of the Funds that influence the value of these foreign securities, investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these foreign securities as of the Fund's valuation time (referred to as price arbitrage). These Funds have procedures designed to adjust closing market prices of foreign securities under certain circumstances to better reflect what they believe to be the fair value of the foreign securities as of the valuation time. To the extent that a Fund does not accurately value foreign securities as of its valuation time, investors engaging in price arbitrage may cause dilution in the value of Fund shares held by other shareholders.

     Because certain small cap equity securities may be traded infrequently, to the extent that a Fund invests significantly in small cap equity securities investors may seek to trade Fund shares in an effort to benefit from their understanding of the value of these securities (referred to as price arbitrage). Any such frequent trading strategies may interfere with efficient management of a Fund's portfolio to a greater degree than Funds which invest in highly liquid securities, in part because the Fund may have difficulty selling these small cap portfolio securities at advantageous times or prices to satisfy large and/or frequent redemption requests. Any successful price arbitrage may also cause dilution in the value of Fund shares held by other shareholders.

                           REDEMPTION OF FUND SHARES

     Shares may be redeemed at any time by Insurance Companies on behalf of their Separate Accounts or their general accounts. Individuals may not place redemption orders directly with the Fund. Redemption requests for Fund shares are based on premiums and transaction requests represented to the Funds by each Insurance Company as having been received prior to 4:00 p.m., Eastern time or the close of the NYSE, whichever is earlier on any business day of the Funds. All redemption requests received by the Insurance Company prior to 4:00 p.m., Eastern time or the close of the NYSE, whichever is earlier, on any business day of the Funds will be effected at the net asset value of the applicable Fund determined on that day if RIF receives the order in proper form and in accordance with applicable requirements on the next business day before 8:00 a.m., Pacific time. It is each Insurance Company's responsibility to properly transmit redemption requests in accordance with applicable requirements. Policy owners should consult their Insurance Company in this regard. The value of the Shares redeemed may be more or less than their original cost, depending on the Fund's then-current net asset value. The Funds do not impose charges for share redemption.

     RIF ordinarily will make payment for all Shares redeemed within seven days after RIF receives a redemption request in proper form. Each Fund reserves the right to suspend redemptions or postpone the date of payment for more than seven days if an emergency condition (as determined by the SEC) exists.

     Should any conflict between variable annuity Policy owners and variable life insurance Policy owners arise which would require that a substantial amount of net assets be withdrawn from a Fund, orderly Fund management could be disrupted to the potential detriment of affected Policy owners.

                            MIXED AND SHARED FUNDING

     The Funds offer their shares to (i) insurance company separate accounts that fund both variable contracts and variable life insurance contracts; and
(ii) insurance company general accounts. Due to differences of tax treatment and other considerations, the interests of various variable contract owners participating in the Funds may conflict. The Board of Trustees will monitor each Fund for any material irreconcilable conflicts that may arise and will determine what action, if any, should be taken. If a conflict occurs, the Board may require one or more insurance company separate accounts to withdraw its investment in the Fund, subject to the terms of the Fund participation agreement with such insurance company, which may cause the Fund to sell securities at disadvantageous prices and disrupt orderly Fund management.

                             SERVICING ARRANGEMENTS

     Some Insurance Companies have entered into arrangements with FRIMCo pursuant to which they may receive compensation from FRIMCo, from FRIMCo's own resources, for administrative and/or other services provided by those Insurance Companies.

                              FINANCIAL HIGHLIGHTS


     The following financial highlights tables are intended to help you understand the Funds' financial performance for at least the past 60 months (or, if a Fund has not been in operation for 60 months, since the beginning of operations for that Fund). Certain information reflects financial results for a single Fund Share throughout each of the periods shown below. The total returns in the table represent how much your investment in a Fund would have increased (or decreased) during each period, assuming reinvestment of all dividends and distributions. The performance results shown in this section do not reflect any Insurance Company Separate Account or Policy charges. Those charges, if included, would have reduced the performance results shown in this section. This information has been audited by PricewaterhouseCoopers LLP, whose report, along with the Funds' financial statements, are included in the Funds' annual reports, which is available upon request.


MULTI-STYLE EQUITY FUND


                                                                  YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------
                                                      2004       2003       2002       2001       2000
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $  11.56   $   9.04   $  11.84   $  14.13   $  16.79
                                                    --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).................       .11        .08        .06        .07        .08
  Net realized and unrealized gain (loss).........      1.02       2.51      (2.80)     (2.06)     (2.10)
                                                    --------   --------   --------   --------   --------
     Total income from operations.................      1.13       2.59      (2.74)     (1.99)     (2.02)
                                                    --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income......................      (.09)      (.07)      (.06)      (.06)      (.08)
  From net realized gain..........................        --         --         --       (.24)      (.56)
                                                    --------   --------   --------   --------   --------
     Total distributions..........................      (.09)      (.07)      (.06)      (.30)      (.64)
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................  $  12.60   $  11.56   $   9.04   $  11.84   $  14.13
                                                    ========   ========   ========   ========   ========
TOTAL RETURN (%)..................................      9.81      28.86     (23.19)    (14.21)    (12.26)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........  $332,759   $296,767   $206,794   $251,730   $262,664
  Ratios to average net assets (%):
     Operating expenses, net(b)...................       .87        .87        .92        .92        .92
     Operating expenses, gross....................       .88        .95        .99        .99        .93
     Net investment income (loss)(b)..............       .96        .82        .61        .57        .51
  Portfolio turnover rate (%).....................    123.29     107.67     145.90     131.67     161.09

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

AGGRESSIVE EQUITY FUND


                                                                  YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003      2002       2001       2000
                                                     --------   --------   -------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  13.47   $   9.26   $ 11.44   $  11.73   $  13.36
                                                     --------   --------   -------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)(c)...............       .02        .01      (.02)        --        .04
  Net realized and unrealized gain (loss)..........      1.95       4.21     (2.16)      (.28)      (.16)
                                                     --------   --------   -------   --------   --------
     Total income from operations..................      1.97       4.22     (2.18)      (.28)      (.12)
                                                     --------   --------   -------   --------   --------
DISTRIBUTIONS
  From net investment income(c)....................      (.02)      (.01)       --         --       (.05)
  From net realized gain...........................      (.52)        --        --         --      (1.46)
  Tax return of capital............................        --         --        --       (.01)        --
                                                     --------   --------   -------   --------   --------
     Total distributions...........................      (.54)      (.01)       --       (.01)     (1.51)
                                                     --------   --------   -------   --------   --------
NET ASSET VALUE, END OF PERIOD.....................  $  14.90   $  13.47   $  9.26   $  11.44   $  11.73
                                                     ========   ========   =======   ========   ========
TOTAL RETURN (%)...................................     14.73      45.60    (19.06)     (2.36)      (.66)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $195,583   $166,385   $97,794   $111,693   $106,665
  Ratios to average net assets (%):
     Operating expenses, net(b)....................      1.05       1.06      1.25       1.25       1.25
     Operating expenses, gross.....................      1.17       1.26      1.36       1.38       1.28
     Net investment income (loss)(b)...............       .17        .10      (.17)       .01        .27
  Portfolio turnover rate (%)......................    150.26     138.95    139.24     180.38     203.48

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.
  (c) Less than $.01 per share for the period ended December 31, 2001.

NON-U.S. FUND


                                                                  YEARS ENDED DECEMBER 31,
                                                    ----------------------------------------------------
                                                      2004       2003       2002       2001       2000
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, BEGINNING OF PERIOD..............  $   9.76   $   7.20   $   8.64   $  11.15   $  14.19
                                                    --------   --------   --------   --------   --------
INCOME FROM OPERATIONS
  Net investment income (loss)(a).................       .11        .09        .06        .06        .10
  Net realized and unrealized gain (loss).........      1.66       2.69      (1.37)     (2.52)     (2.11)
                                                    --------   --------   --------   --------   --------
     Total income from operations.................      1.77       2.78      (1.31)     (2.46)     (2.01)
                                                    --------   --------   --------   --------   --------
DISTRIBUTIONS
  From net investment income......................      (.20)      (.22)      (.13)      (.04)        --
  From net realized gain..........................        --         --         --         --      (1.00)
  Tax return of capital...........................        --         --         --       (.01)      (.03)
                                                    --------   --------   --------   --------   --------
     Total distributions..........................      (.20)      (.22)      (.13)      (.05)     (1.03)
                                                    --------   --------   --------   --------   --------
NET ASSET VALUE, END OF PERIOD....................  $  11.33   $   9.76   $   7.20   $   8.64   $  11.15
                                                    ========   ========   ========   ========   ========
TOTAL RETURN (%)..................................     18.30      38.78     (15.15)    (22.03)    (14.43)
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands)........  $258,766   $206,619   $137,840   $154,494   $185,644
  Ratios to average net assets (%):
     Operating expenses, net(b)...................      1.15       1.16       1.30       1.30       1.30
     Operating expenses, gross....................      1.28       1.41       1.48       1.43       1.37
     Net investment income (loss)(b)..............      1.11       1.14        .77        .64        .78
  Portfolio turnover rate (%).....................     73.45      50.29      60.98      79.79      86.06

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

REAL ESTATE SECURITIES FUND


                                                                  YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003       2002       2001      2000
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  13.71   $  10.51   $  10.75   $  10.67   $  8.81
                                                     --------   --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................       .36        .55        .54        .57       .54
  Net realized and unrealized gain (loss)..........      4.33       3.28       (.13)       .24      1.81
                                                     --------   --------   --------   --------   -------
     Total income from operations..................      4.69       3.83        .41        .81      2.35
                                                     --------   --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income.......................      (.36)      (.61)      (.57)      (.55)     (.49)
  From net realized gain...........................      (.95)        --       (.08)      (.18)       --
  Tax return of capital............................        --       (.02)        --         --        --
                                                     --------   --------   --------   --------   -------
     Total distributions...........................     (1.31)      (.63)      (.65)      (.73)     (.49)
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.....................  $  17.09   $  13.71   $  10.51   $  10.75   $ 10.67
                                                     ========   ========   ========   ========   =======
TOTAL RETURN (%)...................................     34.88      37.21       3.80       7.84     27.24
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $379,733   $254,691   $160,176   $111,982   $88,713
  Ratios to average net assets (%):
     Operating expenses, net(b)....................       .92        .95        .99       1.06      1.08
     Operating expenses, gross.....................       .92        .95        .99       1.06      1.08
     Net investment income (loss)(b)...............      2.43       4.66       5.01       5.35      5.58
  Portfolio turnover rate (%)......................     47.21      38.84      55.43      55.13     45.79

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

CORE BOND FUND


                                                                  YEARS ENDED DECEMBER 31,
                                                     ---------------------------------------------------
                                                       2004       2003       2002       2001      2000
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, BEGINNING OF PERIOD...............  $  10.47   $  10.43   $  10.13   $  10.07   $  9.64
                                                     --------   --------   --------   --------   -------
INCOME FROM OPERATIONS
  Net investment income (loss)(a)..................       .24        .31        .36        .54       .61
  Net realized and unrealized gain (loss)..........       .24        .31        .52        .18       .33
                                                     --------   --------   --------   --------   -------
     Total income from operations..................       .48        .62        .88        .72       .94
                                                     --------   --------   --------   --------   -------
DISTRIBUTIONS
  From net investment income.......................      (.26)      (.38)      (.30)      (.60)     (.51)
  From net realized gain...........................      (.19)      (.20)      (.28)      (.06)       --
  Tax return of capital............................        --         --         --         --        --
                                                     --------   --------   --------   --------   -------
     Total distributions...........................      (.45)      (.58)      (.58)      (.66)     (.51)
                                                     --------   --------   --------   --------   -------
NET ASSET VALUE, END OF PERIOD.....................  $  10.50   $  10.47   $  10.43   $  10.13   $ 10.07
                                                     ========   ========   ========   ========   =======
TOTAL RETURN (%)...................................      4.66       6.15       8.84       7.41     10.00
RATIOS/SUPPLEMENTAL DATA:
  Net Assets, end of period (in thousands).........  $175,851   $147,202   $140,280   $109,971   $88,514
  Ratios to average net assets (%):
     Operating expenses, net(b)....................       .70        .71        .80        .80       .80
     Operating expenses, gross.....................       .73        .78        .80        .88       .84
     Net investment income (loss)(b)...............      2.41       2.86       3.52       5.25      6.20
  Portfolio turnover rate (%)......................    216.23     232.64     207.60     205.62    171.48

  (a) Average month-end shares outstanding were used for this calculation.
  (b) Reflects amounts waived by the investment advisor and custody credit arrangements. The custody credit arrangements had an impact of less than .005%.

                           MONEY MANAGER INFORMATION

     The money managers have no affiliations with the Funds or the Funds' service providers other than their management of Fund assets. Each money manager is principally engaged in managing institutional investment accounts. These managers may also serve as managers or advisers to other investment companies unaffiliated with RIF, other Funds in RIF, or to other clients of FRIMCo or of Frank Russell Company, including Frank Russell Company's wholly-owned subsidiary, Frank Russell Trust Company. A complete list of current money managers for the Funds can also be found at www.Russell.com.

                            MULTI-STYLE EQUITY FUND


     Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, 1345 Avenue of the Americas, New York, NY 10105.


     Ark Asset Management Co., Inc., 125 Broad Street, New York, NY 10004.

     DePrince, Race & Zollo, Inc., 201 South Orange Avenue, Suite 850, Orlando,
       FL 32801.

     Institutional Capital Corporation, 225 West Wacker Drive, Suite 2400,
       Chicago, IL 60606.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Montag & Caldwell, Inc., 3455 Peachtree Road N.E., Suite 1200, Atlanta, GA
       30326-3248.

     Turner Investment Partners, Inc., 1205 Westlakes Drive, Suite 100, Berwyn,
       PA 19312-2414.

                             AGGRESSIVE EQUITY FUND

     CapitalWorks Investment Partners, LLC, 402 West Broadway, 25th Floor, San
       Diego, CA 92101.

     David J. Greene and Company, LLC, 599 Lexington Avenue, New York, NY
       10022-6067.

     Geewax, Terker & Company, 414 Old Baltimore Pike, Chadds Ford, PA 19317.


     Goldman Sachs Asset Management, L.P., 32 Old Slip, 17th Floor, New York, NY
       10005.


     Gould Investment Partners, LLC, 1235 Westlakes Drive, Suite 280, Berwyn, PA
       19312-2412.

     Jacobs Levy Equity Management, Inc., 100 Campus Drive, P.O. Box 650,
       Florham Park, NJ 07932-0650.

     Nicholas-Applegate Capital Management LLC, 600 West Broadway, Suite 3000,
       San Diego, CA 92101.

     TimesSquare Capital Management, LLC, Four Times Square, 25th Floor, New
       York, NY 10036-9998.

                                 NON-U.S. FUND


     AQR Capital Management, LLC, 2 Greenwich Plaza, 3rd Floor, Greenwich, CT
       06830.


     Fidelity Management & Research Company, 82 Devonshire Street, Mail Zone -
       V5B, Boston, MA 02109-3614.

     The Boston Company Asset Management, LLC, Mellon Financial Center, One
       Boston Place, 14th Floor, Boston, MA 02108-4408.


     Wellington Management Company, LLP, 75 State Street, Boston, MA 02109.


                          REAL ESTATE SECURITIES FUND

     AEW Management and Advisors, L.P., World Trade Center East, Two Seaport
       Lane, 16th Floor, Boston, MA 02210-2021.

     Heitman Real Estate Securities LLC, 191 North Wacker Drive, Chicago, IL
       60606.

     INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division, Three Galleria Tower, Suite 500, 13155 Noel Road, Dallas, TX 75240.

     RREEF America L.L.C., The Hancock Building, 875 North Michigan Avenue, 41st
       Floor, Chicago, IL 60611-1901.


                                 CORE BOND FUND

     Bear Stearns Asset Management Inc., 383 Madison Avenue, New York, NY 10179.

     Pacific Investment Management Company LLC, 840 Newport Center Drive, Suite
       300, P.O. Box 6430, Newport Beach, CA 92660.

     WHEN CONSIDERING AN INVESTMENT IN THE FUNDS, DO NOT RELY ON ANY INFORMATION UNLESS IT IS CONTAINED IN THIS PROSPECTUS OR IN THE FUNDS' STATEMENT OF ADDITIONAL INFORMATION. THE FUNDS HAVE NOT AUTHORIZED ANYONE TO ADD ANY INFORMATION OR TO MAKE ANY ADDITIONAL STATEMENTS ABOUT THE FUNDS. THE FUNDS MAY NOT BE AVAILABLE IN SOME JURISDICTIONS OR TO SOME PERSONS. THE FACT THAT YOU HAVE RECEIVED THIS PROSPECTUS SHOULD NOT, IN ITSELF, BE TREATED AS AN OFFER TO SELL SHARES TO YOU. CHANGES IN THE AFFAIRS OF THE FUNDS OR IN THE FUNDS' MONEY MANAGERS MAY OCCUR AFTER THE DATE ON THE COVER PAGE OF THIS PROSPECTUS. THIS PROSPECTUS WILL BE AMENDED OR SUPPLEMENTED TO REFLECT ANY MATERIAL CHANGES TO THE INFORMATION IT CONTAINS.

                      (This page intentionally left blank)

For more information about the Funds, the following documents are available without charge:

ANNUAL/SEMIANNUAL REPORTS: Additional information about the Funds' investments is available in the Funds' annual and semiannual reports to shareholders. In each Fund's annual report, you will find a discussion of the market conditions and investment strategies that significantly affected the Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about each Fund.

The annual report for each Fund and the SAI are incorporated into this Prospectus by reference. You may obtain free copies of the annual report, semi-annual report or the SAI, and may request other information or make other inquiries, by contacting the Funds at:

     Russell Investment Funds
     909 A Street
     Tacoma, WA 98402
     800-787-7354
     Fax: 253-591-3495

Neither the Fund's SAI nor its shareholder reports are available on the Fund's website because shares of the Fund are not publicly available.

You can review and copy information about the Funds (including the SAI) at the Securities and Exchange Commission's Public Reference Room in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling the Commission at 1-202-942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission's Internet website at http://www.sec.gov. Copies of this information may be obtained, after paying a duplicating fee, by electronic request at the following email address: publicinfo@sec.gov, or by writing the Commission's Public Reference Section, Washington, D.C. 20549-0102.

RUSSELL INVESTMENT FUNDS
   Multi-Style Equity Fund
   Aggressive Equity Fund
   Non-U.S. Fund
   Real Estate Securities Fund
   Core Bond Fund


                                    Distributor: Russell Fund Distributors, Inc.
                                                           SEC File No. 811-5371
(RUSSELL LOGO)                                                  36-08-061 (0405)

                            RUSSELL INVESTMENT FUNDS
                                  909 A STREET
                            TACOMA, WASHINGTON 98402
                            TELEPHONE (800) 972-0700
                          IN WASHINGTON (253) 627-7001


                       STATEMENT OF ADDITIONAL INFORMATION

                                 APRIL 29, 2005

Russell Investment Funds ("RIF") is a single legal entity organized as a business trust under the laws of the Commonwealth of Massachusetts. RIF operates five investment portfolios, each referred to as a "Fund":

As of the date of this Statement of Additional Information ("Statement"), RIF is comprised of the following Funds, each of which commenced operations on the date set forth opposite the Fund's name.

FUND                              FUND INCEPTION DATE          PROSPECTUS DATE
----                              -------------------          ---------------
Multi-Style Equity Fund           January 2, 1997              April 29, 2005
Aggressive Equity Fund            January 2, 1997              April 29, 2005
Non-U.S. Fund                     January 2, 1997              April 29, 2005
Real Estate Securities Fund       April 30, 1999               April 29, 2005
Core Bond Fund                    January 2, 1997              April 29, 2005

The Funds serve as the investment base for a variety of insurance products (the "Policies") to be issued by one or more insurance companies (each referred to herein as an "Insurance Company").

This Statement supplements or describes in greater detail information concerning RIF and the Funds contained in the Prospectus of the Funds dated April 29, 2005. This Statement is not a Prospectus; the Statement should be read in conjunction with the Funds' Prospectus. Prospectuses may be obtained without charge by telephoning or writing RIF at the number or address shown above. You should retain this Statement for future reference.

Capitalized terms not otherwise defined in this Statement shall have the meanings assigned to them in the Prospectuses.

This statement incorporates by reference the Funds' Annual Report to shareholders for the year ended December 31, 2004. Copies of the Funds' Annual Reports accompany this Statement.

         CERTAIN TERMS USED IN THIS STATEMENT OF ADDITIONAL INFORMATION
                           ARE DEFINED IN THE GLOSSARY

                                TABLE OF CONTENTS


                                                                         Page
                                                                         ----
STRUCTURE AND GOVERNANCE..............................................     1
     Organization And Business History................................     1
     Shareholder Meetings.............................................     1
     Controlling Shareholders.........................................     2
     Trustees And Officers............................................     3

OPERATION OF RIF......................................................     9
     Service Providers................................................     9
     Consultant.......................................................     9
     Manager..........................................................     9
     Portfolio Managers...............................................    11
     Money Managers...................................................    13
     Approval of Management Agreement.................................    13
     Distributor......................................................    15
     Custodian And Portfolio Accountant...............................    15
     Transfer And Dividend Disbursing Agent...........................    16
     Independent Registered Public Accounting Firm....................    16
     Codes Of Ethics..................................................    16
     Fund Expenses....................................................    17
     Valuation Of Fund Shares.........................................    17
     Valuation Of Portfolio Securities................................    18
     Portfolio Transaction Policies...................................    18
     Proxy Voting Policies and Procedures.............................    18
     Portfolio Turnover Rate..........................................    20
     Disclosure of Portfolio Holdings.................................    20
     Brokerage Allocations............................................    21
     Brokerage Commissions............................................    22
     Yield And Total Return Quotations................................    23

INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS.............    24
     Investment Restrictions..........................................    24
     Investment Policies..............................................    25
     Investments......................................................    28

TAXES.................................................................    45

MONEY MANAGER INFORMATION.............................................    47

RATINGS OF DEBT INSTRUMENTS...........................................    49

FINANCIAL STATEMENTS..................................................    53

GLOSSARY..............................................................    54

                            STRUCTURE AND GOVERNANCE

ORGANIZATION AND BUSINESS HISTORY. RIF was originally organized as a Maryland corporation, and on July 11, 1996, was reorganized as a Massachusetts business trust.

RIF is currently organized and operates under a Master Trust Agreement dated July 11, 1996, and the provisions of Massachusetts law governing the operation of a Massachusetts business trust. The Board of Trustees ("Board" or the "Trustees") may amend the Master Trust Agreement from time to time; provided, however, that any amendment which would materially and adversely affect shareholders of RIF as a whole, or shareholders of a particular Fund, must be approved by the holders of a majority of the Shares of RIF or the Fund, respectively. RIF is a registered open-end management investment company. Each of the Funds is diversified.

RIF is authorized to issue Shares of beneficial interest ("Shares"), and may divide the Shares into two or more series, each of which evidences a pro rata ownership interest in a different investment portfolio -- a "Fund." Each Fund is a separate trust under Massachusetts law. The Trustees may, without seeking shareholder approval, create additional Funds at any time. The Master Trust Agreement provides that shareholders may be required to redeem their shares at any time (1) if the Trustees determine in their sole discretion that failure to so redeem may have material adverse consequences to the shareholders of RIF or of any Fund or (2) upon such other conditions as may from time to time be determined by the Trustees and set forth in the prospectus with respect to the maintenance of shareholder accounts of a minimum amount. However, shareholders can only be required to redeem their Shares to the extent consistent with the Investment Company Act of 1940, the rules thereunder and Securities and Exchange Commission interpretations thereof.

Under the Master Trust Agreement, RIF's Funds are authorized to issue Shares of beneficial interest in one or more classes. The Funds do not presently offer Shares in multiple classes, although they may do so in the future.

Under certain unlikely circumstances, as is the case with any Massachusetts business trust, a shareholder of a Fund may be held personally liable for the obligations of the Fund. The Master Trust Agreement provides that shareholders shall not be subject to any personal liability for the acts or obligations of a Fund and that every written agreement, obligation or other undertaking of the Funds shall contain a provision to the effect that the shareholders are not personally liable thereunder. The Master Trust Agreement also provides that RIF shall, upon request, assume the defense of any claim made against any shareholder for any act or obligation of a Fund and satisfy any judgment thereon. Thus, the risk of any shareholder incurring financial loss beyond his investment on account of shareholder liability is limited to circumstances in which a Fund itself would be unable to meet its obligations.

Under the terms of an exemptive order received by RIF from the SEC, Shares of a Fund may be sold to separate accounts of more than one Insurance Company to fund variable life and variable annuity Policies. RIF's Board of Trustees will monitor events in order to identify any material irreconcilable conflicts which may possibly arise and to determine what action, if any, should be taken in response thereto. An irreconcilable conflict that is not resolved might result in the withdrawal of a substantial amount of assets, causing a negative impact on net asset value.

Frank Russell Company ("FRC") has the right to grant (and withdraw) the nonexclusive use of the name "Frank Russell" or any variation.

SHAREHOLDER MEETINGS. RIF will not have an annual meeting of shareholders, but special meetings may be held. Special meetings may be convened (i) by the Board of Trustees, (ii) upon written request to the Board by shareholders holding at least 10% of the outstanding Shares, or (iii) upon the Board's failure to honor the shareholders' request described above, by shareholders holding at least 10% of the outstanding Shares by giving notice of the special meeting to shareholders. The Trustees will provide the assistance required by the Investment Company Act of 1940 in connection with any special meeting called by shareholders following a failure of the Board to honor a shareholder request for a special meeting. On any matter which affects only a particular Fund, only Shares of that Fund are entitled to vote. There are no cumulative voting rights.

In connection with an exemptive order which RIF received from the SEC, it has committed to a "pass-through" voting procedure which will generally require an Insurance Company to cast votes at RIF meetings as directed by policyholders, and to cast votes for which it has not received voting instructions from policyholders in the same proportion as those for which instructions have been received. Policyholders should review their prospectus for their Policies to determine their rights and responsibilities, and to ascertain when the Insurance Company may disregard voting instructions.

CONTROLLING SHAREHOLDERS. The Trustees have the authority and responsibility to manage the business of RIF, and hold office for life unless they resign or are removed by, in substance, a vote of two-thirds of RIF's Shares outstanding. Insurance Companies that are shareholders of RIF pass through any proxies to be voted to holders of their insurance policies. Under these circumstances, no one person, entity or shareholder "controls" RIF.

The following shareholders owned 5% or more of the voting Shares of the following Funds at March 31, 2005:


AGGRESSIVE EQUITY FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 37.00%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 35.26%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY NML ACCOUNT, ATTN INVESTMENT ACCOUNTING W6NE, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 12.27%, record.



CORE BOND FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 56.93%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 23.22%, record. METLIFE INVESTORS INSURANCE CO, D/B/A COVA VARIABLE ANNUITY, ACCOUNT ONE, 4700 WESTOWN PKWY BLDG 4 STE 200, W DES MOINES IA 50266-6718, 12.32%, record.



MULTI-STYLE EQUITY FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 39.45%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 35.89%, record. METLIFE INVESTORS INSURANCE CO, D/B/A COVA VARIABLE ANNUITY, ACCOUNT ONE, 4700 WESTOWN PKWY BLDG 4 STE 200, W DES MOINES IA 50266-6718, 10.71%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY NML ACCOUNT, ATTN INVESTMENT ACCOUNTING W6NE, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 5.20%, record.



NON-U.S. FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 34.65%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 33.69%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY NML ACCOUNT, ATTN IVESTMENT ACCOUNTING W6NE, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 20.29%, record. METLIFE INVESTORS INSURANCE CO, D/B/A COVA VARIABLE ANNUITY, ACCOUNT ONE, 4700 WESTOWN PKWY BLDG 4 STE 200, W DES MOINES IA 50266-6718, 5.59%, record.



REAL ESTATE SECURITIES FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 51.59%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 22.97%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY NML ACCOUNT, ATTN INVESTMENT ACCOUNTING W6NE, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 13.45%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT C, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 8.24%, record.


The following shareholders could be deemed to "control" the following Funds because such shareholders owned 25% or more of the voting Shares of the following Funds at March 31, 2005:


AGGRESSIVE EQUITY FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 37.00%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 35.26%, record.



CORE BOND FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 56.93%, record.



MULTI-STYLE EQUITY FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 39.45%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 35.89%, record.

NON-U.S. FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY VARIABLE LIFE ACCOUNT, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 34.65%, record. NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797 33.69%, record.



REAL ESTATE SECURITIES FUND - NORTHWESTERN MUTUAL LIFE INSURANCE, COMPANY ACCOUNT B, ATTN MUTUAL FUND ACCOUNTING N13NW, 720 E WISCONSIN AVE, MILWAUKEE WI 53202-4797, 51.59%, record.



Trustees and officers of RIF as a group own less than 1% of any Fund.


TRUSTEES AND OFFICERS. The Board of Trustees is responsible for overseeing generally the operations of the Funds, including reviewing and approving the Funds' contracts with Frank Russell Investment Management Company ("FRIMCo"), the Funds' advisor and the money managers. A Trustee may be removed at any time by, in substance, a vote of two-thirds of RIF Shares. A vacancy in the Board shall be filled by a vote of a majority of the remaining Trustees so long as, in substance, two-thirds of the Trustees have been elected by shareholders. There are also four Trustees Emeritus. Trustees Emeritus do not have the power to vote on matters coming before the Board, or to direct the vote of any Trustee, and generally are not responsible or accountable in any way for the performance of the Board's responsibilities. The officers, all of whom are employed by FRIMCo or its affiliates, are responsible for the day-to-day management and administration of RIF's operations.


The Board of Trustees has established a standing Audit Committee and a standing Nominating and Governance Committee. The Audit Committee's primary functions are: (1) oversight of the Funds' accounting and financial reporting policies and practices and their internal controls and, as appropriate, the internal controls of certain service providers; (2) oversight of the quality and objectivity of the Funds' financial statements and the independent audit thereof; and (3) to act as liaison between the Funds' Independent Registered Public Accounting Firm and the full Board of Trustees. It is management's responsibility to maintain appropriate systems for accounting and internal control and the auditor's responsibility to plan and carry out a proper audit. Currently, the Audit Committee members consist of Ms. Kristianne Blake and Messrs. Raymond P. Tennison, Jr., Daniel P. Connealy and Jonathan Fine, each of whom is an independent Trustee. For the fiscal year ending December 31, 2004, the Audit Committee held six meetings. The Board of Trustees has adopted and approved a formal written charter for the Audit Committee, which sets forth the Audit Committee's current responsibilities. The Audit Committee reviews the maintenance of the Funds' records and the safekeeping arrangements of RIF's custodian, reviews both the audit and non-audit work of RIF's Independent Registered Public Accounting Firm, submits a recommendation to the Board as to the selection of the Independent Registered Public Accounting Firm, and pre-approves (i) all audit and non-audit services to be rendered by the Independent Registered Public Accounting Firm for RIF, (ii) all audit services provided to FRIMCo, or any affiliate thereof that provides ongoing services to RIF, relating to the operations and financial reporting of RIF, and (iii) all non-audit services relating to the operations and financial reporting of RIF, provided to FRIMCo, or any affiliate thereof that provides ongoing services to RIF, by any auditors with an ongoing relationship with RIF.


The primary functions of the Nominating and Governance Committee are to: (1) nominate individuals who are not interested persons of RIF for independent Trustee membership on the Board; (2) evaluate and review the composition and performance of the Board; (3) review Board governance procedures; (4) review Trustee compensation; and (5) make nominations for membership on all Board committees and review the responsibilities of each committee. The Committee will not consider nominees recommended by Shareholders of the Funds. Currently, the Nominating and Governance Committee members consist of Messrs. Paul E. Anderson, and Lee C. Gingrich and Ms. Julie W. Weston, each of whom is an independent Trustee. For the fiscal year ending December 31, 2004, the Nominating and Governance Committee held six meetings.


RIF paid in aggregate $28,156 for the year ended December 31, 2004 to the Trustees who are not officers or employees of FRIMCo or its affiliates. Trustees are paid an annual retainer plus meeting attendance, lead trustee and chairperson fees in addition to any travel and other expenses incurred in attending Board meetings. Effective November 1, 2004, the audit committee chairperson began receiving an additional fee. RIF's officers and employees are paid by FRIMCo or its affiliates.

The following tables provide information for each officer and trustee of the Russell Fund Complex. The Russell Fund Complex consists of RIF, which has 5 funds and Frank Russell Investment Company, which has 34 funds. Each of the trustees is a trustee of both RIF and Frank Russell Investment Company. The first table provides information for trustees who are interested trustees. The second table provides information for the independent trustees. The third table provides information for the officers.


                                                                                             NO. OF
                                                                                           PORTFOLIOS
                                                                                               IN
                           POSITION(S)                                                       RUSSELL
                            HELD WITH                                                         FUND
                            FUND AND                           PRINCIPAL OCCUPATION(S)       COMPLEX          OTHER
                            LENGTH OF                                DURING THE            OVERSEEN BY  DIRECTORSHIPS HELD
NAME, AGE, ADDRESS         TIME SERVED    TERM OF OFFICE            PAST 5 YEARS             TRUSTEE        BY TRUSTEE
------------------         -----------    --------------    --------------------------     -----------  ------------------
INTERESTED TRUSTEES

*Lynn L. Anderson,        Trustee since  Appointed until    - Vice Chairman, FRC                39      Trustee, The SSgA
Born April 22, 1939       1987           successor is duly  - Chairman of the Board,                    Funds (investment
                                         elected and          FRIC and RIF                              company)
909 A Street                             qualified          - CEO, Russell Fund
Tacoma, Washington                                            Distributors, Inc.
98402-1616                                                    (broker-dealer "RFD"))
                                                            - President and Chairman
                                                              of the Board, SSgA Funds
                                                              (investment company)
                                                            - Chairman of the Board,
                                                              FRTC
                                                            - Until July 2004,
                                                              Director, Frank Russell
                                                              Investments (Ireland)
                                                              Limited (Irish limited
                                                              company) and Frank Russell
                                                              Investments (Cayman) Ltd.
                                                              (manager of variable
                                                              capital investment
                                                              companies)
                                                            - Until October 2002,
                                                              President and CEO, FRIC
                                                              and RIF
                                                            - Until January 2005,
                                                              Chairman of the Board, RFD
                                                              and FRIMCo

*Michael J.A. Phillips,   Trustee        Appointed until    - Chairman of the Board,            39             None
Born January 20, 1948     Since 2002     successor is duly    FRC
                                         elected and        - 1990 - 2003,
909 A Street                             qualified.           President, FRC
Tacoma, Washington                                          - 1993 - 2003, CEO, FRC
98402-1616                                                  - Trustee, FRIC and RIF
                                                            - Director, FRTC; Frank
                                                              Russell Investments
                                                              (Suisse) S.A. (global
                                                              investment services);
                                                              Frank Russell Company
                                                              Limited (consultant to
                                                              institutional investors in
                                                              Europe and the UK)
                                                            - Chairman of the Board
                                                              and President, Russell
                                                              20-20 Association; and
                                                              Frank Russell Investments
                                                              (Delaware), Inc. (general
                                                              partner in various limited
                                                              partnerships ("FRIDI"))
                                                            - Until 2004, Director,
                                                              Russell Investment Group
                                                              Pty. Limited (consultant
                                                              to superannuation funds in
                                                              Australia); and Frank
                                                              Russell Japan Co., Ltd.
                                                              (consultant to
                                                              institutional investors in
                                                              Japan)
                                                            - Director, Harold LeMay
                                                              Museum (classic car museum)
                                                            - Advisory board member,
                                                              University of Washington,
                                                              Tacoma (educational
                                                              institution)



----------
* Each of Messrs. Anderson and Phillips is also an officer and/or director of one or more an affiliates of FRIC and RIF and is therefore an interested trustee.

                                                                                             NO. OF
                                                                                           PORTFOLIOS
                                                                                               IN
                           POSITION(S)                                                       RUSSELL
                            HELD WITH                                                         FUND
                            FUND AND                           PRINCIPAL OCCUPATION(S)       COMPLEX          OTHER
                            LENGTH OF                                DURING THE            OVERSEEN BY  DIRECTORSHIPS HELD
NAME, AGE, ADDRESS         TIME SERVED    TERM OF OFFICE            PAST 5 YEARS             TRUSTEE        BY TRUSTEE
------------------         -----------    --------------    --------------------------     -----------  ------------------
INDEPENDENT TRUSTEES

Paul E. Anderson,         Trustee        Appointed until    - 1996 to present,                  39             None
Born October 15, 1931     since 1984     successor is duly    President, Anderson
                                         elected and          Management Group LLC
909 A Street                             qualified            (private investments
Tacoma, Washington                                            consulting)
98402-1616

Kristianne Blake,         Trustee        Appointed until    - President, Kristianne             39      - Trustee
Born January 22, 1954     since 2000     successor is         Gates Blake, P.S.                           WM Group
                                         duly elected and     (accounting services)                       of Funds
909 A Street                             qualified                                                        (investment
Tacoma, Washington                                                                                        company);
98402-1616                                                                                              - Director,
                                                                                                          Avista Corp

Daniel P. Connealy        Trustee        Appointed until    - June 2004 to                      39      - Director,
Born June 6, 1946         since 2003     successor is         present, Senior Vice                        Gold Banc
                                         duly                 President and Chief                         Corporation,
909 A Street                             elected and          Financial Officer,                          Inc.
Tacoma, Washington                       qualified            Waddell & Reed
98402-1616                                                    Financial, Inc.
                                                            - 2003, Retired
                                                            - 2001 - 2003, Vice
                                                              President and Chief
                                                              Financial Officer,
                                                              Janus Capital Group Inc.
                                                            - 1979 - 2001, Audit
                                                              and Accounting Partner,
                                                              PricewaterhouseCoopers
                                                              LLP

Jonathan Fine             Trustee        Appointed until    - President and Chief               39             None
Born July 8, 1954         since 2004     successor is         Executive Officer,
                                         duly elected         United Way of King
909 A Street                             and qualified         County, WA
Tacoma, Washington                                          - 1996 - 2000, Chief
98402-1616                                                    Executive Officer,
                                                              Seattle/King County
                                                              Chapter of the American
                                                              Red Cross

Lee C. Gingrich,          Trustee        Appointed until    - Retired since 1995                39             None
Born October 6, 1930      since 1984     successor is
                                         duly elected and
909 A Street                             qualified
Tacoma, Washington
98402-1616

Raymond P. Tennison, Jr.  Trustee        Appointed until    - Currently, President,             39             None
Born December 21, 1955    since 2000     successor is duly    Simpson Investment
                                         elected and          Company and several
909 A Street                             qualified            additional subsidiary
Tacoma, Washington                                            companies, including
98402-1616                                                    Simpson Timber Company,
                                                              Simpson Paper Company
                                                              and Simpson Tacoma
                                                              Kraft Company

Julie W. Weston,          Trustee        Appointed until    - Retired since 2000                39             None
Born October 2, 1943      since 2002     successor is duly  - 1987 to 2000, Arbitrator,
                                         elected and          The American Arbitration
909 A Street                             qualified            Association Commercial
Tacoma, Washington                                            Panel
98402-1616                                                  - 1995 to 1999,
                                                              Hearing Officer,
                                                              University of Washington

                                                                                             NO. OF
                                                                                           PORTFOLIOS
                                                                                               IN
                           POSITION(S)                                                       RUSSELL
                            HELD WITH                                                         FUND
                            FUND AND                           PRINCIPAL OCCUPATION(S)       COMPLEX          OTHER
                            LENGTH OF                                DURING THE            OVERSEEN BY  DIRECTORSHIPS HELD
NAME, AGE, ADDRESS         TIME SERVED    TERM OF OFFICE            PAST 5 YEARS             TRUSTEE        BY TRUSTEE
------------------         -----------    --------------    --------------------------     -----------  ------------------
                                                            - 1987 to 2002, Director,
                                                              Smith Barney Fundamental
                                                              Value Fund

TRUSTEES EMERITUS

*George F. Russell, Jr.,  Trustee        Until resignation  - Director Emeritus,                39             None
Born July 3, 1932         Emeritus and   or removal           Frank Russell Company
                          Chairman                            (investment consultant
909 A Street              Emeritus                            to institutional
Tacoma, Washington        since 1999                          investors ("FRC")); and
98402-1616                                                    FRIMCo
                                                            - Chairman Emeritus,
                                                              FRIC and RIF; Frank
                                                              Russell Securities,
                                                              Inc. (broker-dealer and
                                                              investment advisor
                                                              ("FRS")); Russell 20-20
                                                              Association (non-profit
                                                              corporation); and Frank
                                                              Russell Trust Company
                                                              (non-depository trust
                                                              company ("FRTC"))
                                                            - Chairman, Sunshine
                                                              Management Services,
                                                              LLC (investment advisor)

Paul Anton, Ph.D.,        Trustee        Five year term     - Retired since 1997                39             None
Born December 1, 1919     Emeritus
                          since 2003                        - Trustee of FRIC and RIF
909 A Street                                                  Until 2002
Tacoma, Washington
98402-1616

William E. Baxter,        Trustee        Five year term     - Retired since 1986                39             None
Born June 8, 1925         Emeritus
                          since 2004                        - Trustee of FRIC and RIF
909 A Street                                                  Until 2004
Tacoma, Washington
98402-1616

Eleanor W. Palmer,        Trustee        Five year term     - Retired since 1981                39             None
Born May 5, 1926          Emeritus
                          since 2004                        - Trustee of FRIC and RIF
909 A Street                                                  Until 2004
Tacoma, Washington
98402-1616



----------
* Mr. Russell is also a director emeritus of one or more affiliates of FRIC and RIF.



                           POSITION(S)
                            HELD WITH
                            FUND AND                             PRINCIPAL OCCUPATION(S)
                            LENGTH OF                                  DURING THE
NAME, AGE, ADDRESS         TIME SERVED         TERM OF OFFICE         PAST 5 YEARS
------------------         -----------         --------------    -----------------------
OFFICERS

J. David Greenwald        Chief Compliance     Until successor   - Chief Compliance Officer, FRIC
Born September 24, 1957   Officer since 2004   is chosen and     - Chief Compliance Officer, RIF
                                               qualified by      - Chief Compliance Officer, FRIMCo
909 A Street                                   Trustees          - 2003-2004 Vice President and Head of Fund
Tacoma, Washington                                                 Compliance, ING Funds LLC
98402-1616                                                       - 1996-2003 Director of Mutual Fund Compliance and

                           POSITION(S)
                            HELD WITH
                            FUND AND                             PRINCIPAL OCCUPATION(S)
                            LENGTH OF                                  DURING THE
NAME, AGE, ADDRESS         TIME SERVED         TERM OF OFFICE         PAST 5 YEARS
------------------         -----------         --------------    -----------------------
                                                                 Operations, American Skandia, Inc.

Greg J. Stark,            President and Chief  Until successor   - President and CEO, FRIC and RIF
Born May 3, 1968          Executive Officer    is chosen and     - Chairman of the Board, President and CEO,
                          since 2004           qualified by        FRIMCo
909 A Street                                   Trustees          - Chairman of the Board and President, RFD and
Tacoma, Washington                                                 Russell Insurance Agency, Inc. (insurance agency
98402-1616                                                         ("RIA"))
                                                                 - Until 2004, Managing Director of Individual
                                                                   Investor Services, FRC
                                                                 - 2000 to 2004, Managing Director, Sales and
                                                                   Client Service, FRIMCo
                                                                 - 1998 to 2000, Representative Director, Frank
                                                                   Russell Company, Ltd. (asset manager in Japan)

Mark E. Swanson,          Treasurer and Chief  Until successor   - Treasurer and Chief Accounting Officer, FRIC
Born November 26, 1963    Accounting Officer   is chosen and       and RIF
                          since 1998           qualified by      - Director, Funds Administration, FRIMCo, FRTC
                                               Trustees            and RFD
                                                                 - Treasurer and Principal Accounting Officer,
                                                                   SSgA Funds
909 A Street
Tacoma, Washington
98402-1616

Thomas F. Hanly,          Chief Investment     Until removed by  - Chief Investment Officer, FRIC, RIF, FRC,
Born November 17, 1964    Officer since 2004   Trustees            FRTC
                                                                 - Director and Chief Investment Officer,
909 A Street                                                       FRIMCo and RFD
Tacoma, Washington                                               - Director, Frank Russell International
98402-1616                                                         Services Co., Inc. (provide services to U.S.
                                                                   personnel secunded to overseas enterprises
                                                                   ("FRISCo"))
                                                                 - 1999 to 2003, Chief Financial Officer, FRC,
                                                                   FRIC and RIF
Karl J. Ege,              Secretary and        Until removed by  - Secretary and General Counsel, FRIC, RIF,
Born October 8, 1941      General Counsel      Trustees            FRIMCo, FRTC, and RFD
                          since 1994                             - Secretary, General Counsel and Managing
909 A Street                                                       Director of Law and Government Affairs, FRC
Tacoma, Washington                                               - Director, Secretary and General Counsel,
98402-1616                                                         Frank Russell Capital Inc. (investment advisor);
                                                                   Russell Real Estate Advisors, Inc. (real estate
                                                                   investment advisor)
                                                                 - Director and Secretary, Russell 20-20
                                                                   Association; RIA; A Street Investment Associates,
                                                                   Inc. (real estate leasing); FRIDI; and FRISCo
                                                                 - Director and Assistant Secretary, Frank
                                                                   Russell Company Limited and Russell Systems Limited
                                                                   (limited company)
                                                                 - Director, FRS, Russell Investment Group Pty.
                                                                   Ltd.; Frank Russell Japan Co., Ltd. (holding
                                                                   company); Frank Russell Investment Company Plc
                                                                   Frank Russell Institutional Funds Plc, Frank
                                                                   Russell Multi-Manager Funds plc; Frank Russell
                                                                   Investment Company II plc, Frank Russell Investment
                                                                   Company III plc, Russell Alternative Investment
                                                                   Fund plc, and Russell Diversified Alternatives Fund
                                                                   (each, an investment company); Frank Russell Asset
                                                                   Management (Cayman) LLC (general partner of limited
                                                                   partnerships); Russell Investment Group Limited
                                                                   (institutional consultant); Russell Investment
                                                                   Management Ltd. (institutional investment
                                                                   management); Russell Investment Group Private
                                                                   Limited (investment and fund management advisory
                                                                   services); and Frank Russell Investments (Ireland)
                                                                   Ltd.
                                                                 - Statutory Auditor, Frank Russell Company,
                                                                   Ltd. (asset management and consulting)

                           TRUSTEE COMPENSATION TABLE
                   FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004


                                                                                                        TOTAL COMPENSATION
                                   AGGREGATE         PENSION OR RETIREMENT       ESTIMATED ANNUAL       FROM RIF AND RUSSELL
                                  COMPENSATION        BENEFITS ACCRUED AS         BENEFITS UPON            FUND COMPLEX
TRUSTEE                             FROM RIF         PART OF RIF EXPENSES          RETIREMENT            PAID TO TRUSTEES
-------                             --------         --------------------          ----------            ----------------
INTERESTED TRUSTEES
Lynn L. Anderson                       $  0                   $ 0                      $ 0                           $ 0
Michael J. Phillips                    $  0                   $ 0                      $ 0                           $ 0
INDEPENDENT TRUSTEES
Paul E. Anderson                    $ 3,600                   $ 0                      $ 0                       $90,000
Kristianne Blake                    $ 3,560                   $ 0                      $ 0                       $89,000
Daniel P. Connealy                  $ 3,060                   $ 0                      $ 0                       $76,500
Jonathan Fine*                      $ 1,785                   $ 0                      $ 0                       $44,618
Lee C. Gingrich                     $ 3,440                   $ 0                      $ 0                       $86,000
Raymond P. Tennison, Jr.            $ 3,280                   $ 0                      $ 0                       $82,000
Julie W. Weston                     $ 3,240                   $ 0                      $ 0                       $81,000
TRUSTEES EMERITUS
George F. Russell, Jr.                 $  0                   $ 0                      $ 0                           $ 0
Paul Anton, PhD.                    $ 1,664                   $ 0                      $ 0                       $41,600
William E. Baxter**                 $ 2,017                   $ 0                      $ 0                       $50,417
Eleanor W. Palmer***                $ 2,511                   $ 0                      $ 0                       $62,766



----------
*     Mr. Fine was elected to the Board of Trustees effective May 24, 2004.

**    Mr. Baxter was elected Trustee Emeritus effective March 2, 2004.

***   Ms. Palmer was elected Trustee Emeritus effective May 26, 2004.


                EQUITY SECURITIES BENEFICIALLY OWNED BY TRUSTEES
                  FOR THE CALENDAR YEAR ENDED DECEMBER 31, 2004


                                                                                    AGGREGATE DOLLAR RANGE OF EQUITY
                                                                                      SECURITIES IN ALL REGISTERED
                                                                                    INVESTMENT COMPANIES OVERSEEN BY
                                       DOLLAR RANGE OF EQUITY                           TRUSTEES IN RUSSELL FUND
TRUSTEE                                SECURITIES IN EACH FUND                                  COMPLEX
-------                                -----------------------                                  -------
INTERESTED TRUSTEES

Lynn L. Anderson*         Multi-Style Equity Fund       over $100,000                      over $100,000
                          Aggressive Equity Fund        $50,001 - $100,000
                          Non-U.S. Fund                 over $100,000
                          Real Estate Securities Fund   $50,001 - $100,000
                          Core Bond Fund                over $100,000
                                                                                          $50,001 - $100,000
Michael J. Phillips*      Multi-Style Equity Fund       $10,001 - $50,000
                          Aggressive Equity Fund        $1 - $10,000
                          Non-U.S. Fund                 $10,001 - $50,000
                          Real Estate Securities Fund   $1 - $10,000
                          Core Bond Fund                $10,001 - $50,000

INDEPENDENT TRUSTEES
Paul E. Anderson**        None                                                            over $100,000
Kristianne Blake          None                                                            over $100,000
Daniel P. Connealy        None                                                            over $100,000
Jonathan Fine             None                                                            over $100,000
Lee C. Gingrich           None                                                            over $100,000
Raymond P. Tennison, Jr.  None                                                            over $100,000
Julie W. Weston           None                                                            $50,001 - $100,000
TRUSTEES EMERITUS
George F. Russell, Jr.    None                                                            over $100,000
Paul Anton, Ph.D.         None                                                            $50,001-$100,000
William E. Baxter         None                                                            $1-$10,000
Eleanor W. Palmer         None                                                            None



----------
* Mr. Lynn Anderson and Mr. Phillips are participants in the FRC deferred compensation plan, which beneficially owns securities of RIF. Mr. Anderson and Mr. Phillips do not have beneficial ownership of RIF securities through their participation in the plan.

** On January 7, 2005, Mr. Paul Anderson purchased over $100,000 of a Fund in the Russell Fund Complex.

                                OPERATION OF RIF

SERVICE PROVIDERS. Most of RIF's necessary day-to-day operations are performed by separate business organizations under contract to RIF. The principal service providers are:

Consultant and Trade Placement Agent      Frank Russell Company

Manager, Transfer and Dividend            Frank Russell Investment Management Company
  Disbursing Agent

Money Managers                            Multiple professional discretionary
                                          investment management organizations

Custodian and Portfolio                   State Street Bank and Trust Company
  Accountant

Distributor                               Russell Fund Distributors, Inc.

CONSULTANT. FRC, the corporate parent of FRIMCo, was responsible for organizing and reorganizing RIF and provides ongoing consulting services, described in the Prospectus, and trade placement services to RIF and FRIMCo. FRIMCo does not pay FRC an annual fee for consulting services.

FRC provides comprehensive consulting and money manager evaluation services to institutional clients, including FRIMCo and Frank Russell Trust Company. FRC also provides: (i) consulting services for international investment to these and other clients through its International Division and certain of its wholly owned subsidiaries, (ii) investment account and portfolio evaluation services to corporate pension plan sponsors and institutional money managers, through its Russell/Mellon Analytical Services, Inc. joint venture, and (iii) trade placement services on behalf of FRIMCo and other wholly-owned subsidiaries.

As affiliates, FRC and FRIMCo may establish certain intercompany cost allocations that reflect the consulting services supplied to FRIMCo. George F. Russell, Jr., Trustee Emeritus and Chairman Emeritus of RIF, is the Chairman Emeritus of FRC. FRIMCo is a wholly owned subsidiary of FRC.

FRC is a subsidiary of The Northwestern Mutual Life Insurance Company ("Northwestern Mutual"). Founded in 1857, Northwestern Mutual is a mutual insurance company organized under the laws of Wisconsin. Northwestern Mutual, its subsidiaries and affiliates offer insurance and investment products and advisory services that address client needs for financial protection, capital accumulation and estate preservation and distribution. Products and services for the personal, business, estate and pension markets include permanent and term life insurance, disability income insurance, long-term care insurance, annuities, trust services and mutual funds.

MANAGER. FRIMCo provides or oversees the provision of all general management and administration and investment advisory and portfolio management services for the Funds. FRIMCo, with the assistance of FRC, provides the Funds with office space, equipment and the personnel necessary to operate and administer the Funds' business and to supervise the provision of services by third parties, such as the money managers and custodian. FRIMCo also develops the investment programs for each of the Funds, selects money managers for the Funds (subject to approval by the Board), allocates Fund assets among the money managers, oversees the money managers and evaluates their results. The Funds' money managers select the individual portfolio securities for the assets assigned to them and either FRIMCo or the money manager arranges for execution of portfolio securities transactions. FRIMCo also exercises investment discretion over the portion of each Fund's assets not allocated to the money managers. FRIMCo selects the individual portfolio securities for that portion of each Fund's assets and for each Fund's cash reserves. (See, "Investment Policies---Cash Reserves.") FRIMCo may also directly manage portions of a Fund during periods of transition from one money manager to another.

FRIMCo also acts as RIF's transfer agent and dividend disbursing agent. FRIMCo, as agent for RIF, pays the money managers' fees for the Funds, as a fiduciary for the Funds, out of the management fee paid by the Funds to FRIMCo. The remainder of the management fee is retained by FRIMCo as compensation for the services described above and to pay expenses.

Each of the Funds pays an annual management fee to FRIMCo, billed monthly on a pro rata basis and calculated as a specified percentage of the average daily net assets of each of the Funds.

In addition to the advisory and administrative fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves or collateral received in securities lending transactions in one or more of Frank Russell Investment Company's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves and collateral for all Funds are invested in Frank Russell Investment Company's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the uninvested cash balances and collateral invested in Frank Russell Investment Company's Money Market Fund is 0.10% (net of fee waivers and reimbursements).

The following Funds paid FRIMCo the following management fees before waivers and/or reimbursements, for the years ended December 31, 2004, 2003 and 2002:


FUND                                    AMOUNT PAID                                  ANNUAL RATE
                                         -----------                     (AS A % OF AVERAGE DAILY NET ASSETS)
                                                                        --------------------------------------
                             2004           2003           2002          2004            2003            2002
                             ----           ----           ----          ----            ----            ----
Multi-Style Equity        $2,419,030     $1,879,104     $1,773,562       0.78%           0.78%           0.78%
Aggressive Equity          1,676,542     1,168,024       1,010,973       0.95            0.95            0.95
Non-U.S.                   2,142,466     1,500,633       1,418,761       0.95            0.95            0.95
Real Estate Securities     2,572,602     1,662,137       1,198,281       0.85            0.85            0.85
Core Bond                   957,697        881,636        719,862        0.60            0.60            0.60


FRIMCo has contractually agreed to waive a portion of its management fee for each Fund, up to the full amount of its fee, to the extent the Fund's operating expenses exceed specified limits imposed by FRIMCo on an annual basis. Additionally, FRIMCo has contractually agreed to reimburse each Fund for all remaining expenses, after fee waivers, that still exceed their respective expense caps. These arrangements are not part of the Management Agreement with RIF and may be changed or discontinued.

The expense caps and waivers as of December 31, 2002 were as follows:

                          EXPENSE CAP   MANAGEMENT    REIMBURSED   TOTAL EXPENSE
                                        FEES WAIVED   BY FRIMCo      REDUCTION
--------------------------------------------------------------------------------
Multi-Style Equity           0.92%        $152,437        --          $152,437
Aggressive Equity            1.25          112,476        --           112,476
Non-U.S.                     1.30          265,864        --           265,864
Real Estate Securities       1.15               --        --                --
Core Bond                    0.80            2,766        --             2,766

The expense caps and waivers as of December 31, 2003 were as follows:


                          EXPENSE CAP   MANAGEMENT    REIMBURSED   TOTAL EXPENSE
                                        FEES WAIVED   BY FRIMCo      REDUCTION
--------------------------------------------------------------------------------
Multi-Style Equity           0.87%        $175,964        --          $175,964
Aggressive Equity            1.05          246,667        --           246,667
Non-U.S.                     1.15          399,145        --           399,145
Real Estate Securities       1.10               --        --                --
Core Bond                    0.70          109,619        --           109,619


The expense caps and waivers as of December 31, 2004 were as follows:


                          EXPENSE CAP   MANAGEMENT    REIMBURSED   TOTAL EXPENSE
                                        FEES WAIVED   BY FRIMCo      REDUCTION
--------------------------------------------------------------------------------
Multi-Style Equity           0.87%        $ 42,289        --          $ 42,289
Aggressive Equity            1.05          215,126        --           215,126
Non-U.S.                     1.15          287,356        --           287,356
Real Estate Securities       1.10               --        --                --
Core Bond                    0.70           52,142        --            52,142


For the Multi-Style Equity Fund, FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.78% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.87% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.87% of the average daily net assets on an annual basis. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,621,125, $1,703,140 and $2,376,118 for the fiscal years ended December 31, 2002, 2003 and 2004, respectively.



For the Aggressive Equity Fund, FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.05% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.05% of the average daily net assets on an annual basis. As a result of the waivers and/or reimbursements, the Fund paid management fees of $898,497, $921,357 and $1,460,557 for the fiscal years ended December 31, 2002, 2003 and 2004, respectively.



For the Non-U.S. Fund, FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.95% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.15% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.15% of the average daily net assets on an annual basis. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,152,897, $1,101,488 and $1,855,111 for the fiscal years ended December 31, 2002, 2003, and 2004, respectively.



For the Real Estate Securities Fund, FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.85% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 1.10% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 1.10% of the average daily net assets on an annual basis. As a result of the waivers and/or reimbursements, the Fund paid management fees of $1,198,281, $1,662,137 and $2,570,164 for the fiscal years ended December 31, 2002, 2003 and 2004, respectively.



For the Core Bond Fund, FRIMCo has contractually agreed to waive, at least until April 30, 2006, a portion of its 0.60% management fee, up to the full amount of that fee, equal to the amount by which the Fund's total operating expenses exceed 0.70% of the Fund's average daily net assets on an annual basis and to reimburse the Fund for all remaining expenses, after fee waivers, that exceed 0.70% of the average daily net assets on an annual basis. As a result of the waivers and/or reimbursements, the Fund paid management fees of $717,096, $772,017 and $905,555 for the fiscal years ended December 31, 2002, 2003 and 2004, respectively.



From its management fees, FRIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. The table in the next section entitled "Money Managers" sets forth the fees paid to money managers. The following table sets forth the net management fees retained by FRIMCo:



                                                                                      ANNUAL RATE
        FUND                               AMOUNT PAID                    (AS A % OF AVERAGE DAILY NET ASSETS)
        ----               --------------------------------------------   ------------------------------------
                              2004             2003             2002           2004       2003       2002
                              ----             ----             ----           ----       ----       ----
Multi-Style Equity         $1,801,351       $1,445,204       $1,352,358        0.58%      0.60%      0.59%
Aggressive Equity           945,058          666,919          584,965          0.54       0.54       0.55
Non-U.S.                   1,488,392        1,033,805         958,587          0.66       0.65       0.64
Real Estate Securities     1,837,412        1,173,435         836,486          0.61       0.60       0.59
Core Bond                    772,541          700,677         563,211          0.48       0.48       0.47


FRIMCo is a wholly-owned subsidiary of FRC, a subsidiary of The Northwestern Mutual Life Insurance Company. FRIMCo's mailing address is 909 A Street, Tacoma, WA 98402.


PORTFOLIO MANAGERS. The FRIMCo Managers (FRIMCo's officers and employees who manage the Funds, oversee the money managers and have primary responsibility for the management of the Funds) are compensated by FRIMCo with salaries, bonuses, profit sharing contributions and a long-term incentive plan. Salaries are fixed annually and are driven by the market place. Bonuses are based on the FRIMCo Manager's managed accounts previous fiscal year's pre-tax performance, which performance is measured both quantitatively (evaluated based on the performance of the accounts versus relevant market indexes and peer groups, with both 1 and 3-year horizons included) and qualitatively (evaluated based on the FRIMCo Manager's quality of decisions made for the accounts, contributions to client services efforts and improvement of FRIMCo's investment process). Bonus determinations are made based on performance of all accounts managed by a FRIMCo Manager taking into consideration the number of accounts and the assets under management in each account. The market indexes and peer group averages used to evaluate the performance of the Funds are as follows:


Multi-Style Equity                         Russell 1000 Index
Aggressive Equity                          Russell 2500 Index

Non-U.S.                                   MSCI EAFE Index
Real Estate Securities                     NAREIT Equity REIT Index
Core Bond                                  Lehman Brothers Aggregate Bond Index


Profit-sharing contributions are made quarterly and are calculated as a percentage of the FRIMCo Manager's salary. The percentage is fixed and is the same for all FRIMCo employees who receive profitsharing contributions.


The long-term incentive plan provides for future cash payments the value of which is tied to FRC's financial performance. Awards under the long-term incentive plan are based on perceived expected future contribution to the success of FRC. The assessment of expected future contribution is qualitative in nature and is determined by a FRIMCo Manager's manager and approved by senior executives.

FRIMCo Managers earning over a specified amount of cash compensation (salary plus bonus) are eligible to participate in the deferred compensation plan which allows the FRIMCo Manager to elect to defer a portion of her/his cash compensation. Deferred amounts earn the return of those Funds selected by the FRIMCo Manager.

      EQUITY SECURITIES BENEFICIALLY OWNED BY FRIMCO MANAGERS IN THE FUNDS
            THEY MANAGE FOR THE FISCAL YEAR ENDED DECEMBER 31, 2004


                                         DOLLAR RANGE OF EQUITY
    FRIMCO MANAGERS                  SECURITIES IN THE FUNDS MANAGED
     OF THE FUNDS                        BY THE FRIMCO MANAGER
     ------------                        ---------------------
Bruce A. Eidelson            $10,001 - $50,000     Real Estate Securities Fund
James A. Jornlin             None                  Non-U.S. Fund
Erik W. Ogard                None                  Aggressive Equity Fund
Dennis J. Trittin            $50,001 - $100,000    Multi-Style Equity Fund



      EQUITY SECURITIES BENEFICIALLY OWNED BY A FRIMCO MANAGER IN THE FUND
                    HE WILL MANAGE BEGINNING APRIL 29, 2005



   FRIMCO MANAGER
OF THE CORE BOND FUND                      DOLLAR RANGE OF EQUITY
      BEGINNING                SECURITIES AS OF FEBRUARY 28, 2005 IN THE FUND
   APRIL 29, 2005                   TO BE MANAGED BY THE FRIMCO MANAGER
   --------------                   -----------------------------------
Michael Ruff                 None                  Core Bond Fund



                   OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                  AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                            AS OF DECEMBER 31, 2004



FRIMCO             NUMBER OF    ASSETS          NUMBER OF    ASSETS        OTHER TYPES     ASSETS         ASSET TOTAL
MANAGER            REGISTERED   UNDER           POOLED       UNDER         OF ACCOUNTS     UNDER          (IN MILLIONS)
                   INVESTMENT   MANAGEMENT      INVESTMENT   MANAGEMENT                    MANAGEMENT
                   COMPANIES    (IN MILLIONS)   VEHICLES     (IN MILLIONS                  (IN MILLIONS
-----------------  ---------    --- ---------   --------     ------------  ------------    --- --------   -------------
Bruce A. Eidelson      1          $1,384.7          2           $122.9          0              N/A           $1,507.6
James A. Jornlin       2          $3,588.3          5          $6,417.7         1             $158.2        $10,164.2
Erik W. Ogard          2          $1,835.2          5          $4,096.8         2             $578.4         $6,510.4
Dennis J. Trittin      2          $3,205.5          3          $5,409.6         1             $909.8         $9,524.9


* These accounts represent separate accounts that are part of Russell Managed Portfolios, a managed accounts program.

                   OTHER ACCOUNTS MANAGED BY FRIMCO MANAGERS
                  AND ASSETS UNDER MANAGEMENT IN THE ACCOUNTS
                            AS OF FEBRUARY 28, 2005



FRIMCO             NUMBER OF    ASSETS          NUMBER OF    ASSETS        OTHER TYPES     ASSETS         ASSET TOTAL
MANAGER            REGISTERED   UNDER           POOLED       UNDER         OF ACCOUNTS     UNDER          (IN MILLIONS)
                   INVESTMENT   MANAGEMENT      INVESTMENT   MANAGEMENT                    MANAGEMENT
                   COMPANIES    (IN MILLIONS)   VEHICLES     (IN MILLIONS                  (IN MILLIONS
Michael Ruff           2          $1,443.0          2           $776.1          2            $1,072.7       $3,291.8


MONEY MANAGERS. The Funds' money managers are not affiliates of RIF or FRIMCo, other than as discretionary managers for all or a portion of a Fund's portfolio, except some money managers (and their affiliates) may effect brokerage transactions for the Funds (see, "Brokerage Allocations" and "Brokerage Commissions"). Money managers may serve as advisers or discretionary managers for Frank Russell Trust Company, other investment vehicles sponsored or advised by FRC or its affiliates, other consulting clients of FRC, other off-shore vehicles and/or for accounts which have no business relationship with the FRC organization.

From its management fees, FRIMCo, as agent for RIF, pays all fees to the money managers for their investment selection services. Quarterly, each money manager is paid the pro rata portion of an annual fee, based on the average for the quarter of all the assets allocated to the money manager. For the fiscal years ended December 31, 2004, 2003 and 2002, management fees paid to the money managers were:


                                                                               Annual rate
Fund                                   Amount Paid                 (as a % of average daily net assets)
-----------------------   ---------------------------------------  ------------------------------------
                            2004           2003            2002        2004        2003        2002
                            ----           ----            ----        ----        ----        ----
Multi-Style Equity        $617,679       $433,900        $421,204      0.20%       0.18%       0.19%
Aggressive Equity          731,484        501,105         426,008      0.41        0.41        0.40
Non-U.S.                   654,074        466,828         460,174      0.29        0.30        0.31
Real Estate Securities     735,190        488,702         361,795      0.24        0.25        0.26
Core Bond                  185,156        180,959         156,651      0.12        0.12        0.13


Each money manager has agreed that it will look only to FRIMCo for the payment of the money manager's fee, after RIF has paid FRIMCo. Fees paid to the money managers are not affected by any voluntary or statutory expense limitations. Some money managers may receive investment research prepared by FRC as additional compensation, or may receive brokerage commissions for executing portfolio transactions for the Funds through broker-dealer affiliates.


APPROVAL OF MANAGEMENT AGREEMENT. The Board of Trustees, including all of the Independent Trustees, last considered and approved the continuation of the management agreement with FRIMCo and the portfolio management contract with each Money Manager at a meeting held on February 23, 2005. In connection with this review, the Board, with the advice and assistance of independent counsel, received and considered (1) information and reports prepared by FRIMCo relating to the services provided to the Funds by FRIMCo (and its affiliates) and each Money Manager and (2) information received from an independent, nationally recognized provider of investment company information comparing the performance of the Funds and their operating expenses over various periods of time with other peer funds ("Comparable Funds") not managed by FRIMCo believed by the provider to be generally comparable in investment objectives and size to the Funds (collectively, the "Agreement Renewal Information").


In evaluating the management agreement and the portfolio management contracts, the Board considered that the Funds, in employing a manager of managers method of investment for each Fund, operate in a manner that is distinctly different from most other investment companies. In the case of most other investment companies, a management fee is paid by the investment company to its adviser which in turn employs and compensates individual portfolio managers to make specific securities selections consistent with the manager's style and investment philosophy. All Funds have multiple Money Managers.

The Board considered that FRIMCo (rather than any Money Manager) is responsible under the management agreement for determining, implementing and maintaining the investment program for each Fund. Assets of each Fund have been allocated among multiple Money Managers.

FRIMCo is responsible for selecting Money Managers for each Fund and for determining allocations and reallocations of assets among the Money Managers. Each Money Manager for a Fund in effect performs the functions of an individual portfolio manager who is responsible for selecting portfolio securities for the portion of the Fund assigned to it by FRIMCo in accordance with the Fund's applicable investment objective, policies and restrictions (each, a "segment"). FRIMCo is responsible for communicating performance expectations and evaluations to each Money Manager; supervising compliance by each Money Manager with each Fund's investment objectives and policies; authorizing Money Managers to engage in certain investment strategies for a Fund; and recommending annually to the Board whether portfolio management contracts should be renewed, modified or terminated. In addition to its annual recommendation as to the renewal, modification or termination of portfolio management contracts, FRIMCo is responsible for recommending to the Board the restructuring of Fund segments and additions of new Money Managers or replacements of existing Money Managers at any time when, based on FRIMCo's research and analysis, such actions are appropriate. FRIMCo may develop specific constraints from time to time for each Money Manager intended to capitalize on the strengths of that Money Manager or to coordinate the investment activities of Money Managers for a Fund in a complementary manner. Therefore, FRIMCo's selection of Money Managers is made not only on the basis of performance considerations but anticipated compatibility with other Money Managers in the same Fund. The performance of individual Money Managers for a Fund may reflect the roles assigned to them by FRIMCo in the Fund's investment activities and any constraints placed by FRIMCo upon their selection of portfolio securities. In light of the foregoing, the overall performance of each Fund reflects in great part the performance of FRIMCo in designing the Fund's investment program, structuring Fund segments, selecting an effective Money Manager for each segment with a style that is complementary to the styles of the Money Managers of other Fund segments, and allocating assets among the Money Managers in a manner designed to achieve the objectives of the Fund.

The Board also considered that the prospectus for the Funds emphasizes to investors FRIMCo's role as the principal investment manager for each Fund, rather than the investment selection role of the Fund's Money Managers, and describes the manner in which such Funds operate so that investors may take the information into account when deciding to purchase shares of any such Fund.

In addition to these general factors relating to the manager of managers structure of the Funds, the Trustees considered, with respect to each such Fund, various specific factors on the basis of the Agreement Renewal Information in evaluating renewal of the management agreement with FRIMCo, including the following:

      1. The nature, scope and quality of the services provided to the Fund by FRIMCo;

      2. The management fee paid by the Fund to FRIMCo and the fact that it encompasses all investment management fees paid by the Fund, including the fees for any Money Managers of such Fund;

      3. Information provided by FRIMCo as to other fees and benefits received by FRIMCo or its affiliates from the Fund, including administrative, transfer agent, cash management and securities lending fees, soft dollar arrangements and commissions in connection with portfolio securities transactions;

      4. Information provided by FRIMCo as to investment management fees paid by Comparable Funds;

      5. Information provided by FRIMCo as to expenses incurred by the Fund and Comparable Funds;

      6. Information provided by FRIMCo as to the profits that FRIMCo derives from its mutual fund operations generally and from the Fund; and

      7. The importance of supporting quality, long-term service by FRIMCo to help achieve the Fund's investment performance, including the continuing need of FRIMCo to retain and attract qualified investment and service professionals to serve the Fund.

In evaluating the various factors, the Board took into account the particular objectives and attributes of the manager of managers structure, including its impact on Fund performance, operating expenses and FRIMCo's profitability.

The Board also considered the special expertise of FRIMCo with respect to the manager of managers structure of the Funds and the likelihood that, at the current expense ratio of each such Fund, there would be no acceptable alternative investment managers to replace FRIMCo on comparable terms given the need to conduct the manager of managers, multi-style strategy of such Fund selected by its shareholders in purchasing their shares.

The Trustees in evaluating the renewal of each portfolio management contract with each Money Manager considered various specific factors, including the following:

      1. Assessments provided by FRIMCo as part of the Agreement Renewal Information as to the performance of the Money Manager, including FRIMCo's evaluation of the Money Manager's performance in light of FRIMCo's expectations and any constraints placed upon the Money Manager by FRIMCo in the selection of securities for each Fund segment under its management;

      2. FRIMCo's determination that continuation of the Money Manager's services would facilitate FRIMCo's conduct of a Fund's investment program and information as to the impact of the Money Manager's segment upon the performance of the Fund as a whole;

      3. The fact that the Money Manager's fees are paid by FRIMCo from its fees under the management agreement rather than by a Fund; the interest of FRIMCo in negotiating and renegotiating reasonable fees with Money Managers; the strategy utilized by FRIMCo generally in negotiating and renegotiating fees with Money Managers; and the generally favorable relationships between investment management fees negotiated by FRIMCo with Money Managers and the published standard rates of such Money Managers (taking into account that the published rates may cover administrative services not needed by a Fund); and

      4. FRIMCo's belief that the Money Manager's fees, as proposed at the meeting, are competitive and reasonable; Agreement Renewal Information as to the aggregate investment management fees paid by each Fund; and FRIMCo's belief that the aggregate investment management fees paid by each Fund are competitive and reasonable.

Based on all of the factors described above and such other considerations and information as it deemed relevant, the Board determined that the renewal of the management agreement and each of the portfolio management contracts would be in the best interests of each Fund and its shareholders and, on that basis, approved their renewals.

DISTRIBUTOR. Russell Fund Distributors, Inc. serves as the distributor of RIF Shares. The distributor receives no compensation from RIF for its services. The distributor distributes shares of the Funds continuously but reserves the right to suspend or discontinue distribution on that basis. The distributor is not obligated to sell any specific amount of Fund shares. The distributor is a wholly owned subsidiary of FRIMCo and its mailing address is: 909 A Street, Tacoma, WA 98402.

CUSTODIAN AND PORTFOLIO ACCOUNTANT. State Street Bank and Trust Company ("State Street") serves as the custodian for RIF. State Street also provides basic portfolio recordkeeping required for each of the Funds for regulatory and financial reporting purposes. For these services, State Street is paid the following annual fees, which will be billed and payable on a monthly basis:

CUSTODY:

DOMESTIC CUSTODY
      -     First $10 billion in average daily net assets - 0.005%; and
      -     Over $10 billion - 0.004%.

GLOBAL CUSTODY
      - First $1 billion in month end net assets - 0.06% - 0.35% depending on the geographic classification of the investments in the international funds;
      - Over $1 billion - 0.03% - 0.35% depending on the geographic classification of the investments in the international funds; and
      - A transaction charge ranging from $20 - $110 depending on the geographic classification of the investments in the international funds.

ALL CUSTODY
      - Portfolio transaction charges range from $5.00 - $25.00 depending on the type of transaction;
      -     Futures and Options charges are $5.00;
      - Monthly pricing fees of $375.00 per portfolio and $8.25 per security;
      -     Annual fee per Fund using fair valuation pricing service of $4,000;
      -     On-line access charges of $2,500 per Fund; and
      - Reimbursement of out-of-pocket expenses including postage, transfer fees, stamp duties, taxes, wire fees, telexes and freight. In addition, interest earned on cash reserves will be used to offset the Funds' custodian expense.

FUND ACCOUNTING (SUBJECT TO MINIMUM FUND ACCOUNTING FEE PER FUND OF $30,000):

DOMESTIC FUND ACCOUNTING
      -     $7,500 per portfolio; and
      -     0.0125% of average daily net assets.

INTERNATIONAL FUND ACCOUNTING
      -     $7,500 per portfolio per year; and
      -     0.002% of month end net assets.

YIELD CALCULATION SERVICES
      -     $4,200 per fixed income Fund.

TAX ACCOUNTING SERVICES
      -     $3,000 per Fund annually;
      -     Wash sales $1,000 per Fund annually; and
      - Qualified dividend income reporting $500 per Fund (for up to 3 reports per Fund in calendar year).

The mailing address for State Street Bank and Trust Company is: 1776 Heritage Drive, North Quincy, MA 02171.


TRANSFER AND DIVIDEND DISBURSING AGENT. FRIMCo serves as the transfer agent for RIF. For this service, FRIMCo is paid a per account fee for transfer agency and dividend disbursing services provided to RIF. FRIMCo retains a portion of this fee for its services provided to RIF and pays the balance to unaffiliated agents who assist in providing these services. FRIMCo's mailing address is: 909 A Street, Tacoma, WA 98402.



INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM. PricewaterhouseCoopers LLP serves as the Independent Registered Public Accounting Firm of RIF. PricewaterhouseCoopers LLP is responsible for performing annual audits of the financial statements and financial highlights of the Funds in accordance with standards of the Public Company Accounting Oversight Board and review of tax returns. The mailing address of PricewaterhouseCoopers LLP is 1420 Fifth Avenue, Suite 1900, Seattle, WA 98101.


CODES OF ETHICS. RIF, FRIMCo and the Distributor have each adopted a Code of Ethics as required under SEC Rule 17j-1. These Codes permit personnel subject to the Codes to invest in securities, which may include securities in which the Funds can invest. Personal investments are subject to the regulatory and disclosure provisions of the respective Codes. In addition, each Money Manager has adopted a Code of Ethics under Rule 17j-1. The table below indicates whether each Money Manager's Code of Ethics permits personnel covered by the Code to invest in securities and, where appropriate, to invest in securities in which a Fund advised by that Money Manager may invest.


--------------------------------------------------------------------------------------------------------------------------
                                                                                                    DOES THE CODE CONTAIN
                                 PERSONAL INVESTING    ARE INVESTMENTS IN SECURITIES OWNED BY        ALL OF THE REQUIRED
        MONEY MANAGER                 ALLOWED?             THE ADVISED SUB-TRUST ALLOWED?           RULE 17J-1 PROVISIONS?
--------------------------------------------------------------------------------------------------------------------------
AEW Management and Advisors,   Yes                     No                                       Yes
L.P.
--------------------------------------------------------------------------------------------------------------------------
Alliance Capital Management    Yes                     Yes, but not in securities with          Yes
L.P. through its Bernstein                             pending or possible client buy or sell
Investment Research and                                orders
Management Unit
--------------------------------------------------------------------------------------------------------------------------
AQR Capital Management, LLC    Yes                     Yes, unless the securities are on a      Yes
                                                       restricted list
--------------------------------------------------------------------------------------------------------------------------
Ark Asset Management Co.,      Yes                     Yes, but not in securities with          Yes
Inc.                                                   pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Bear Stearns Asset             Yes                     Yes, subject to blackout periods         Yes
Management Inc.
--------------------------------------------------------------------------------------------------------------------------
CapitalWorks Investment        Yes                     Yes, but not in securities with          Yes
Partners, LLC                                          pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
David J. Greene and Company,   Yes                     Yes                                      Yes
LLC
--------------------------------------------------------------------------------------------------------------------------
DePrince, Race & Zollo, Inc.   Yes                     Yes, but not in securities with          Yes
                                                       pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Fidelity Management &          Yes                     Yes, but cannot purchase closed-end      Yes
Research Company                                       funds for which Fidelity performs
                                                       pricing and bookkeeping, securities of
                                                       certain broker-dealers or interests in
                                                       hedge funds and investment clubs
--------------------------------------------------------------------------------------------------------------------------
Geewax, Terker & Company       Yes                     Yes, but not in securities with          Yes
                                                       pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------

--------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Asset            Yes                     Yes, but not in securities with          Yes
Management, L.P.                                       pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Gould Investment Partners LLC  Yes                     Yes                                      Yes
--------------------------------------------------------------------------------------------------------------------------
Heitman Real Estate            Yes                     Yes, but not in securities with          Yes
Securities LLC                                         pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Institutional Capital          Yes                     No                                       Yes
Corporation
--------------------------------------------------------------------------------------------------------------------------
INVESCO Institutional          Yes                     Yes, but not in securities on a          Yes
(N.A.), Inc., through its                              restricted list
INVESCO Real Estate Division
--------------------------------------------------------------------------------------------------------------------------
Jacobs Levy Equity             Yes                     Yes, but not in securities with          Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Montag & Caldwell, Inc.        Yes                     Yes, but not in securities on a          Yes
                                                       Restricted Stock List
--------------------------------------------------------------------------------------------------------------------------
Nicholas-Applegate Capital     Yes                     Yes, but not in securities that have     Yes
Management LLC                                         been purchased or sold by a client
                                                       within the last 3 days or with pending
                                                       or possible client buy or sell orders
--------------------------------------------------------------------------------------------------------------------------
Pacific Investment             Yes, but must use a     Yes, but not in securities with          Yes
Management Company, LLC        registered broker for   pending or possible client buy or sell
                               transactions in         orders
                               publicly traded
                               securities
--------------------------------------------------------------------------------------------------------------------------
RREEF America L.L.C.           Yes                     Yes, but transactions in securities      Yes
                                                       with pending or possible client buy or
                                                       sell orders require prior approval
--------------------------------------------------------------------------------------------------------------------------
The Boston Company Asset       Yes                     Yes, but not in securities with          Yes
Management, LLC                                        pending or possible client buy or sell
                                                       orders, also, certain persons may not
                                                       purchase securities issued by
                                                       financial services organizations
--------------------------------------------------------------------------------------------------------------------------
TimesSquare Capital            Yes                     Yes, but not in securities with          Yes
Management, Inc.                                       pending or possible client buy or sell
                                                       orders
--------------------------------------------------------------------------------------------------------------------------
Turner Investment Partners,    Yes                     Yes, but not in securities in which      Yes
Inc.                                                   the adviser has a long or short
                                                       position or with pending or possible
                                                       client buy or sell orders
--------------------------------------------------------------------------------------------------------------------------
Wellington Management          Yes                     Yes, subject to blackout periods         Yes
Company, LLP
--------------------------------------------------------------------------------------------------------------------------


FUND EXPENSES. The Funds will pay all their expenses other than those expressly assumed by FRIMCo. The principal expense of the Funds is the annual management fee payable to FRIMCo. The Funds' other expenses include: fees for independent accountants, legal, transfer agent, registrar, custodian, fund accounting, tax accounting, dividend disbursement, state taxes; brokerage fees and commissions; insurance premiums; association membership dues; fees for filing of reports and registering Shares with regulatory bodies; deferred organizational expenses; and such extraordinary expenses as may arise, such as federal taxes and expenses incurred in connection with litigation proceedings and claims and the legal obligations of RIF to indemnify its Trustees, officers, employees, shareholders, distributors and agents with respect thereto.

Whenever an expense can be attributed to a particular Fund, the expense is charged to that Fund. Other common expenses are allocated among the Funds based primarily upon their relative net assets.

FRIMCo may, from time to time, contractually agree to waive or reimburse Fund expenses in excess of certain limits on an annualized basis. These limits may be changed or rescinded at any time to certain of the Funds (see the Prospectus for further detail).

VALUATION OF FUND SHARES. The net asset value per share is calculated for each Fund on each business day in which Shares are offered or orders to redeem are tendered. A business day is one on which the New York Stock Exchange ("NYSE") is open for regular trading. Currently, the Exchange is open for trading every weekday except New Year's Day, Martin Luther King Jr. Day, Presidents' Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day, and Christmas Day.

Net asset value per share is computed for each Fund by dividing the current value of the Fund's assets less liabilities by the number of Shares of the Fund outstanding and rounding to the nearest cent.

The Non-U.S. Fund's portfolio securities actively trade on foreign exchanges, which may trade on Saturdays and on days that the Fund does not offer or redeem Shares. The trading of portfolio securities on foreign exchanges on such days may significantly increase or decrease the net asset value of Fund Shares when the shareholder is not able to purchase or redeem Fund Shares. Further, because foreign securities markets may close prior to the time the Fund determines net asset value, events affecting the value of the portfolio securities occurring between the time prices are determined and the time the Fund calculates net asset value may not be reflected in the calculation of net asset value unless FRIMCo determines that a particular event would materially affect the net asset value.

VALUATION OF PORTFOLIO SECURITIES. With the exceptions noted below, the Funds value their portfolio securities at "fair market value." This generally means that equity securities listed and principally traded on any national securities exchange are valued on the basis of the last sale price or, if there were no sales, at the closing bid price, on the primary exchange on which the security is traded. Equity securities traded over-the-counter ("OTC") are valued on the basis of official closing price. Fixed-income securities are valued on the basis of the closing bid price, and options and futures contracts are valued on the basis of last sale price or settlement price for futures.

Because many fixed-income securities do not trade each day, last sale or bid prices often are not available. As a result, these securities may be valued using prices provided by a pricing service when the prices are believed to be reliable -- that is, when the prices reflect the fair market value of the securities.

International equity securities traded on a national securities exchange or OTC are valued on the basis of official closing price.

Short-term securities maturing within 60 days at time of purchase held by the non-money market Funds are also valued at "amortized cost" unless the Board determines that amortized cost does not represent fair value. While amortized cost provides certainty in valuation, it may result in periods when the value of an instrument is higher or lower than the price a Fund would receive if it sold the instrument.

The Funds may value certain securities for which market quotations are not readily available at "fair value," as determined in good faith pursuant to procedures established by the Board of Trustees and delegated to FRIMCo to administer. Market quotations for non-US securities, either individually or collectively, may not be considered to be readily available if a significant event, including but not limited to an increase or decrease in US market indices meeting standards of significance specified in the procedures established by the Board (which standards of significance are subject to change), occurs after the close of the non-US markets on which such securities are traded. If you hold Shares in a Fund that holds portfolio securities listed primarily on non-US exchanges, the net asset value of that Fund's Shares may change on a day when you will not be able to purchase or redeem that Fund's Shares. This is because the value of those portfolio securities may change on weekends or other days when that Fund does not price its Shares.

PORTFOLIO TRANSACTION POLICIES. Generally, securities are purchased for the Funds for investment income and/or capital appreciation and not for short-term trading profits. However, these Funds may dispose of securities without regard to the time they have been held when such action, for defensive or other purposes, appears advisable to their money managers.

The portfolio turnover rates for certain multi-manager Funds are likely to be somewhat higher than the rates for comparable mutual funds with a single money manager. Decisions to buy and sell securities for each Fund are made by a money manager independently from other money managers. Thus, one money manager could decide to sell a security when another money manager for the same Fund decides to purchase the same security, thereby increasing the Fund's portfolio turnover ratios and brokerage commissions. The Funds' changes of money managers may also result in a significant number of portfolio sales and purchases, as the new money manager restructures the former money manager's portfolio.

The Funds do not give significant weight to attempting to realize long-term, rather than short-term, capital gains when making portfolio management decisions.

PROXY VOTING POLICIES AND PROCEDURES. The Board has delegated the FRIMCo, as RIF's investment adviser, the primary responsibility for monitoring, evaluating and voting proxies solicited by or with respect to issuers of securities in which assets of the Funds may be invested. FRIMCo has established a proxy voting committee ("Committee") and has adopted written proxy voting policies and procedures ("P&P") and proxy voting guidelines ("Guidelines"). FRIMCo has also hired a third party service provider to serve as proxy administrator ("Administrator"), although FRIMCo (whether acting directly or through the Committee) retains final authority with respect to proxy voting.

The P&P are designed to ensure that proxy voting decisions are made in accordance with the best interests of FRIMCo's clients and to enable the Committee to resolve any material conflicts of interest between the Funds on the one hand, and FRIMCo or its affiliates, on the other, before voting proxies with respect to a matter in which such a conflict may be present. In order to assure that proxies are voted in accordance with the best interests of clients at all times, the P&P authorize votes to be cast in accordance with the Guidelines and delegate to the Administrator responsibility for performing research and making recommendations in accordance with the Guidelines. Conflicts are addressed in the P&P by requiring the implementation of a process requiring additional diligence and documentation if ballots are not voted in accordance with the Guidelines or pursuant to the recommendation of the Proxy Administrator.

The Guidelines address matters that are commonly submitted to shareholders of a company for voting, such as issues relating to corporate governance, auditors, the board of directors, capital structure, executive and director compensation, and mergers and corporate restructurings. Subject to the supervision and oversight of the Committee, and the authority of the Committee to intervene with respect to a particular proxy matter, the Administrator is obligated to vote all proxies as set forth in the Guidelines.

The following are examples of certain types of issues that are covered in the Guidelines and how the proxies are generally voted.

      - Proxies will generally be voted for routine agenda items such as the opening of the shareholder meeting; the presence of quorum; regulatory filings; the designation of inspector or shareholder representatives of minutes of meeting; the allowance of questions; the publication of minutes; and the closing of the shareholder meeting.


      - In connection with director and officer indemnification and liability protection, proxies will generally be voted: against proposals to limit or eliminate entirely director and officer liability for monetary damages for violating the duty of care; against indemnification proposals that would expand coverage beyond just legal expenses to acts, such as negligence, that are more serious violations of fiduciary obligations than mere carelessness; and for only those proposals that provide such expanded coverage in cases when a director's or officer's legal defense was unsuccessful if the director was found to have acted in good faith and in a manner that he reasonably believed was in the best interests of the company.



      - In certain corporate governance matters, proxies will generally be voted: for proposals seeking to amend a company's articles of association, procedures, processes and/or other company documents unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis; for mergers and acquisitions and corporate restructuring proposals; against proposals to classify the board; for shareholder proposals that ask a company to submit its poison pill for shareholder ratification; and against management proposals to require a supermajority shareholder vote to approve charter and bylaw amendments.


      - In regards to changes to a company's capital structure, proxies are generally voted against proposals that seek to increase the authorized common or preferred stock by twice the present limit, unless the increase is in connection with a stock split or merger that was voted in favor of. If the company does not have any preferred shares outstanding, proxies will generally be voted against the requested authorization.

      - Generally, proxies are voted for executive and director stock option plans unless the Administrator recommends a vote against such matter, in which case additional criteria specified in the Guidelines will apply and such vote may be determined on a case-by-case basis.

      - In connection with social and environmental matters, proxies will generally be voted for management social, political or environmental proposals unless the Administrator recommends a vote against such matter, in which case such vote will be determined on a case-by-case basis. However, in regards to shareholder social, political or environmental proposals, proxies will be registered as abstentions.

Where a voting matter is not specifically addressed in the Guidelines or there is a question as to the outcome, the Administrator is obligated to request additional direction from the Committee. The Administrator is obligated to maintain records of all votes received, all votes cast and other relevant information.

Information on how the Funds voted proxies relating to portfolio securities during the most recent 12-month period ended June 30 is available at http://www.russell.com and on the SEC's website at http://www.sec.gov.

PORTFOLIO TURNOVER RATE. The portfolio turnover rate for each Fund is calculated by dividing the lesser of purchases or sales of portfolio securities for the particular year, by the monthly average value of the portfolio securities owned by the Fund during the past 13 months. For purposes of determining the rate, all short-term securities, including options, futures, forward contracts, and repurchase agreements, are excluded. Significant variations in the portfolio turnover rates for any Fund generally are primarily attributable to money manager changes, market volatility, and duration of portfolio investments.

The portfolio turnover rates for the last three years for each Fund were:


                            Year Ended          Year Ended          Year Ended
                         December 31, 2004   December 31, 2003   December 31, 2002
Multi-Style Equity            123.29%             107.67%             145.90%
Aggressive Equity             150.26              138.95              139.24
Non-U.S.                       73.45               50.29               60.98
Real Estate Securities         47.21               38.84               55.43
Core Bond                     216.23              232.64              207.60


A high portfolio turnover rate generally will result in higher brokerage transaction costs and may result in higher levels of realized capital gains or losses with respect to a Fund's portfolio securities (see "Taxes").

DISCLOSURE OF PORTFOLIO HOLDINGS. The Funds maintain portfolio holdings disclosure policies that govern the timing and circumstances of disclosure to shareholders and third parties of information regarding the portfolio investments held by a Fund. These portfolio holdings disclosure policies have been approved by the Board of Trustees.


Disclosure of a Fund's portfolio holdings may only occur if such disclosure is consistent with the anti-fraud provisions of the federal securities laws and the fiduciary duties of the Fund and its adviser. Disclosure is permissible only when a Fund, as determined by the Board of Trustees, has legitimate business purposes for such disclosure and the recipients are subject to a written confidentiality agreement, which includes a duty not to trade on non-public information.



Public Disclosures of Portfolio Holdings Information



Disclosure of a Fund's complete holdings as of the end of each fiscal quarter is required to be made quarterly within 60 days of the end of each fiscal quarter in the Annual Report and Semi-Annual Report to Fund shareholders and in the quarterly holdings report on Form N-Q. These reports are available, free of charge, on the EDGAR database on the SEC's website at www.sec.gov. The Funds will also make these reports available on their website, www.russell.com. Disclosure of a Fund's top ten portfolio holdings as of the last day of each month will be available on the Fund's website approximately 30 calendar days after the end of such month.






From time to time rating and ranking organizations such as Standard & Poor's and Morningstar, Inc. may request complete portfolio holdings information in connection with rating the Fund. In order to facilitate the review of the Funds by these rating agencies, the Funds may distribute (or authorize their service providers to distribute) portfolio holdings information to such ratings agencies before their public disclosure is required or authorized, provided that (a) the recipient does not distribute the information or results of analyses to third parties, other departments or persons who are likely to use the information for purposes of purchasing or selling the Fund shares before the information or results of analyses become public information and (b) the recipient is subject to a confidentiality agreement, which includes a duty not to trade on non-public information.



Portfolio managers and other senior officers of the Funds may disclose or confirm the ownership of any individual portfolio holdings position to reporters, brokers, shareholders, consultants or other interested persons only if such information has been previously publicly disclosed in accordance with the portfolio holdings disclosure policies.



Non-Public Disclosures of Portfolio Holdings Information



FRIMCo and the money managers may periodically distribute lists of applicable investments held by the Funds for the purpose of facilitating management of the Funds' portfolios and receipt of relevant research. FRIMCo and the money managers of the funds may periodically distribute a list of the issuers and securities which are covered by their research department as of a particular date, but in no case will such a list identify an issuer's securities as either currently held or anticipated to be held by the Funds or identify Fund position sizes. In addition, the Funds' custodian generates daily portfolio holdings information in connection with its services to the Funds. Confluence Technologies, Inc. ("CTI"), GCOM2 Solutions, Inc. ("GSI"), and Institutional Shareholder Services, Inc. ("ISS") provide performance reporting services, tax filing services, and proxy voting and class action registration services to FRIMCo, respectively. CTI and ISS receive daily portfolio holdings information in connection with their services to FRIMCo, while GSI receives such information quarterly. Such service providers must keep the portfolio holdings information confidential and cannot trade based on the non-public information. There is no lag between the date of such portfolio holdings information and the date on which the information is disclosed to the service providers.



Administration of the Portfolio Holdings Disclosure Policies

The Chief Compliance Officer will exercise oversight of disclosures of the Funds' portfolio holdings. It is the duty of the Chief Compliance Officer to ensure that all disclosures of the portfolio holdings of a Fund are in the best interests of such Fund's shareholders. The Chief Compliance Officer is also responsible for monitoring for conflicts of interest between the interests of Fund shareholders and the interests of the Funds' investment adviser, principal underwriter, or any affiliated person of the Funds, their investment adviser or their principal underwriter. Every violation of the portfolio holdings disclosure policies must be reported to the Funds' Chief Compliance Officer. If the Chief Compliance Officer deems that such violation constitutes a "Material Compliance Matter" within the meaning of Rule 38a-1 under the 1940 Act, the violation will be reported to the Funds' Boards of Trustees, as required by Rule 38a-1.



Disclosure of the Funds' portfolio holdings made in accordance with these procedures is authorized by the Funds' Board of Trustees. The portfolio holdings disclosure policies may not be waived, and exceptions may not be made, without the consent of the Funds' Board of Trustees.



BROKERAGE ALLOCATIONS. Subject to the arrangements and provisions described below, the selection of a broker or dealer to execute portfolio transactions is made either by the money manager or by FRIMCo. RIF's agreements with FRIMCo and the money managers provide that in executing portfolio transactions and selecting brokers or dealers, the principal objective is to seek best execution. The factors that may be considered in assessing the best execution available for any transaction, include the breadth of the market in the security, the price of the security, the financial condition and execution capability of the broker or dealer, the reasonableness of the commission, if any, and the value of research services (as that term is defined in Section 28(e) of the Securities Exchange Act of 1934). In assessing whether the best overall terms have been obtained, FRIMCo and the money managers are not obligated to select the broker offering the lowest commission. Any commission, fee or other remuneration paid to an affiliated broker-dealer is paid in compliance with RIF's procedures adopted in accordance with Rule 17e-1 of the 1940 Act.


FRIMCo or a money manager may effect portfolio transactions for the segment of a Fund's portfolio assigned to the money manager with a broker-dealer affiliated with FRIMCo or the money manager, as well as with brokers affiliated with other money managers.


The Funds will effect transactions through Frank Russell Securities, Inc. ("FRS") and its global network of unaffiliated correspondent brokers. FRS is a registered broker and investment advisor and an affiliate of FRIMCo. Trades placed through FRS and its correspondents are used (i) to obtain research services for FRIMCo to assist it in its capacity as a manager of managers, (ii) to generate commission rebates to the Funds on whose behalf the trades were made, (iii) to manage trading associated with changes in managers, rebalancing across existing managers, cash flows and other portfolio transitions or (iv) to execute portfolio securities transactions selected by money managers. For purposes of trading to obtain research services for FRIMCo or to generate commission rebates to the Funds, the Funds' money managers are requested to and FRIMCo may, with respect to transactions it places, effect transactions with or through FRS and its correspondents or other brokers only to the extent that the Funds will receive competitive execution, price and commissions. In addition, FRIMCo recommends targets for the amount of trading that money managers direct through FRS based upon asset class, investment style and other factors. FRIMCo, or FRS on FRIMCo's behalf, will effect transactions with or through FRS only to the extent such clients will receive competitive execution, price and commissions. Research services provided to FRIMCo by FRS or other brokers include performance measurement statistics, fund analytics systems and market monitoring systems. Research services will generally be obtained from unaffiliated third parties at market rates. Research provided to FRIMCo may benefit the particular Funds generating the trading activity and may also benefit other Funds within RIF and other funds and clients managed or advised by FRIMCo or its affiliates. Similarly, the Funds may benefit from research provided with respect to trading by those other funds and clients. In some cases, research may also be provided by non-affiliated brokers.



Decisions concerning the acquisition of research services by FRIMCo are approved and monitored by a FRC Soft Dollar Committee, which consists principally of employees in research and investment management roles. The committee acts as an oversight body with respect to purchases of research services acquired by FRIMCo using soft dollars generated by funds managed by FRC affiliates, including the Funds. In addition, the committee is charged with setting an annual soft dollar budget with respect to research purchases.



FRS or other brokers also may rebate to the Funds a portion of commissions earned on certain trading by the Funds through FRS and its correspondents in the form of commission recapture. Commission recapture is paid solely to those Funds generating the applicable trades. Commission recapture is generated on the instructions of the Soft Dollar Committee once FRIMCo's research budget has been met, as determined annually in the Soft Dollar Committee budgeting process.


FRS retains a portion of all commissions generated, regardless of whether the trades were used to provide research services to FRIMCo or commission recapture to the Funds. Trades through FRS for transition services and manager funding (i.e. brokerage arrangements designed to reduce costs and optimize performance during the transition of Fund assets upon the hire, fire or additional funding of a money manager) are at ordinary and customary commission rates and do not result in commission rebates or accrued credits for the procurement of research related services.

Additionally, a money manager may independently effect transactions through FRS or a broker affiliated with the money manager or another money manager to obtain research services for its own use, including possibly research services provided by Russell/Mellon Analytical Services, Inc., an affiliate of FRIMCo. Research services provided to a money manager are required by law to benefit the Fund generating the trading activity but may also benefit other funds and clients managed or advised by the money manager. Similarly, the Funds may benefit from research services provided with respect to trading by those other funds and clients.

BROKERAGE COMMISSIONS. During the last three years, the total brokerage Commissions paid by the Funds were:


                                              Year Ended December 31,
                                  ----------------------------------------------
                                     2004              2003              2002
                                     ----              ----              ----
Multi-Style Equity                  $739,627          $417,256         $ 829,980
Aggressive Equity                    694,067           479,229           517,388
Non-U.S.                             481,955           204,670           338,041
Real Estate Securities               452,408           279,601           359,864
Core Bond                                 --                --                --
                                  ----------        ----------        ----------
Total                             $2,368,057        $1,380,756        $2,045,273
                                  ==========        ==========        ==========


The Core Bond Fund normally does not pay a stated brokerage commission on transactions.

The principal reasons for changes in several Funds' brokerage commissions were
(1) changes in Fund asset size, (2) changes in market conditions, and (3) changes in money managers of certain Funds, which required substantial portfolio restructurings, resulting in increased securities transactions and brokerage commissions.


During the fiscal year ended December 31, 2004, $46,271 of the brokerage commissions of the Funds were directed to brokers who provided research services to FRIMCo. The research services included industry and company analysis, portfolio strategy reports, economic analysis, and statistical data pertaining to the capital markets.


Gross brokerage commissions received by affiliated broker/dealers from affiliated and non-affiliated money managers for the fiscal years ended December 31, 2004, 2003 and 2002 from portfolio transactions effected for the Funds, were as follows:


                                        2004                         2003                          2002
                             --------------------------   --------------------------    --------------------------
                                             Percent of                   Percent of                    Percent of
Affiliated                                     total                        total                         total
Broker/Dealer                Commissions    Commissions   Commissions    Commissions    Commissions    Commissions
------------------------------------------------------------------------------------------------------------------
Frank Russell Securities      $ 676,425        28.56%      $ 445,529        23.52%       $ 346,786        16.96%
Robert W. Baird & Co.                                          2,183         0.12              847         0.04
Sanford C. Bernstein & Co.                                     1,095         0.06              905         0.04

Total                         $ 676,425        28.56%      $ 448,807        23.70%       $ 348,538        17.04%
                              =========        =====       =========        =====        =========        =====



The percentage of total affiliated transactions (relating to trading activity) to total transactions during the year ended 2004 for the Funds was 28.56%.


During the year ended December 31, 2004 the Funds purchased securities issued by the following regular brokers or dealers as defined by Rule 10b-1 of the 1940 Act, each of which is one of the Funds' ten largest brokers or dealers by dollar amounts of securities executed or commissions received on behalf of the Funds. The value of broker-dealer securities held as of December 31, 2004 was as follows:


-------------------------------------------------------------------------------------------------------
                    CITIGROUP GLOBAL    CREDIT SUISSE    GOLDMAN SACHS &     JEFFERIES      LEGG MASON
FUND NAME             MARKETS INC.      FIRST BOSTON           CO.          COMPANY INC.    WOOD WALKER
                                        CORPORATION                                             INC.
-------------------------------------------------------------------------------------------------------
Multi-Style           $  7,012,551                 --         $2,435,576              --       $329,670
Equity Fund
-------------------------------------------------------------------------------------------------------
Aggressive                      --                 --                 --        $294,044       $263,736
-------------------------------------------------------------------------------------------------------

-------------------------------------------------------------------------------------------------------
                    CITIGROUP GLOBAL    CREDIT SUISSE    GOLDMAN SACHS &     JEFFERIES      LEGG MASON
FUND NAME             MARKETS INC.      FIRST BOSTON           CO.          COMPANY INC.    WOOD WALKER
                                        CORPORATION                                             INC.
-------------------------------------------------------------------------------------------------------
Equity Fund
-------------------------------------------------------------------------------------------------------
Non-U.S. Fund                   --        $ 1,195,862                 --              --             --
-------------------------------------------------------------------------------------------------------
Real Estate                     --                 --                 --              --             --
Securities Fund
-------------------------------------------------------------------------------------------------------
Core Bond Fund        $    904,920        $   567,470         $  304,608              --             --
-------------------------------------------------------------------------------------------------------



-----------------------------------------------------------------------------------------
                   LEHMAN BROTHERS     MERRILL LYNCH     MORGAN STANLEY    UBS SECURITIES
FUND NAME                INC.         PIERCE FENNER &        CO INC.            LLC
                                           SMITH
-----------------------------------------------------------------------------------------
Multi-Style            $647,352          $1,078,849        $1,038,224                 --
Equity Fund
-----------------------------------------------------------------------------------------
Aggressive                   --                  --                --                 --
Equity Fund
-----------------------------------------------------------------------------------------
Non-U.S. Fund                --                  --                --         $4,589,563
-----------------------------------------------------------------------------------------
Real Estate                  --                  --                --                 --
Securities Fund
-----------------------------------------------------------------------------------------
Core Bond Fund         $173,319            $383,581          $626,955         $2,585,701
-----------------------------------------------------------------------------------------



At December 31, 2004, the Funds did not have any holdings in the following remaining top 10 broker-dealers: Investment Technology Group, Inc.


YIELD AND TOTAL RETURN QUOTATIONS. The Funds compute their average annual total return by using a standardized method of calculation required by the Securities and Exchange Commission (the "SEC"). Average annual total return is computed by finding the average annual compounded rates of return on a hypothetical initial investment of $1,000 over the one, five and ten year periods (or life of the Funds, as appropriate), that would equate the initial amount invested to the ending redeemable value, according to the following formula:

      P(1+T)n = ERV

Where:      P =   a hypothetical initial payment of $1,000;
            T =   average annual total return;
            N =   number of years; and
            ERV = ending redeemable value of a hypothetical $1,000 payment made at the beginning of the one, five or ten year period at the end of the one, five, or ten year period (or fractional portion thereof).

The calculation assumes that all dividends and distributions of each Fund are reinvested at the net asset value calculated as described in the Prospectus on the dividend dates during the period, and includes all recurring fees that are charged to all shareholder accounts. The average annual total returns for the Funds are reported in the Prospectus.

Yields are computed by using standardized methods of calculation required by the SEC. Yields for Funds are calculated by dividing the net investment income per share earned during a 30-day (or one month) period by the maximum offering price per share on the last day of the period, according to the following formula:

      YIELD = 2[(a-b + 1)6 - 1]
                 cd

Where:      a =   dividends and interest earned during the period
            b =   expenses accrued for the period (net of reimbursements)
            c =   average daily number of Shares outstanding during the period that were entitled to receive dividends
            d =   the maximum offering price per share on the last day of the period

The yields for the Funds investing primarily in fixed-income instruments are reported in the Prospectus. Yield may fluctuate daily and does not provide a basis for determining future yields.

Each Fund may, from time to time, advertise non-standard performances, including average annual total return for periods other than 1, 5 or 10 years or since inception.

Each Fund may compare its performance with various industry standards of performance, including Lipper Analytical Services, Inc. or other industry publications, business periodicals, rating services and market indices.

            INVESTMENT RESTRICTIONS, POLICIES AND CERTAIN INVESTMENTS

Each Fund's investment objective is "non-fundamental." A non-fundamental investment objective means that it may be changed without the approval of a majority of each Fund's shareholders. Certain investment policies and restrictions may be "fundamental," which means that they may only be changed with the approval of a majority of each Fund's shareholders. The vote of a majority of the outstanding voting securities of each Fund means the vote of the lesser of (a) 67% or more of the voting securities of the Fund present at the meeting, if the holders of more than 50% of the outstanding voting securities of the Fund are present or represented by proxy; or (b) more than 50% of the outstanding voting securities of the Fund. Other policies and restrictions may be changed by a Fund without shareholder approval. The Funds' investment objectives are set forth in the Prospectus.

INVESTMENT RESTRICTIONS. Each Fund is subject to the following fundamental investment restrictions. Unless otherwise noted, these restrictions apply on a Fund-by-Fund basis at the time an investment is being made. No Fund may:

1. Purchase securities if, as a result of such purchase, the Fund's investments would be concentrated, within the meaning of the 1940 Act, in securities of issuers in a particular industry or group of industries. Investments in other investment companies shall not be considered an investment in any particular industry or group of industries for purposes of this investment restriction. This investment restriction shall not apply to securities issued or guaranteed by the US government or any of its agencies or instrumentalities or securities of other investment companies. This investment restriction shall not apply to the Real Estate Securities Fund. The Real Estate Securities Fund may invest in the securities of companies directly or indirectly engaged in the real estate industry without limitation as to concentration.

2. Purchase or sell real estate; provided that a Fund may invest in securities secured by real estate or interests therein or issued by companies which invest in real estate or interests therein.

3. Purchase or sell commodities except that a Fund may purchase or sell currencies, may enter into futures contracts on securities, currencies and other indices or any other financial instruments, and may purchase and sell options on such futures contracts. No Fund may purchase or sell interests in oil, gas or other mineral exploration or development programs.

4. Borrow money, except that a Fund may borrow money to the extent permitted by the 1940 Act, or to the extent permitted by any exemptions therefrom which may be granted by the SEC.

5. Act as an underwriter except to the extent the Fund may be deemed to be an underwriter when disposing of securities it owns or when selling its own shares.

6. Make loans to other persons except (a) through the lending of its portfolio securities, (b) through the purchase of debt securities, loan participations and/or engaging in direct corporate loans in accordance with its investment objectives and policies, (c) to the extent the entry into a repurchase agreement is deemed to be a loan, or (d) to affiliated investment companies to the extent permitted by the 1940 Act or any exemptions therefrom that may be granted by the SEC.

7. Issue securities senior to the Fund's presently authorized shares of beneficial interest except that this restriction shall not be deemed to prohibit a Fund from (a) making any permitted borrowings, loans, mortgages or pledges,
(b) entering into options, futures contracts, forward contracts, repurchase transactions, or reverse repurchase transactions, or (c) making short sales of securities to the extent permitted by the 1940 Act and any rule or order thereunder.

With regards to investment restriction 1, above, the staff of the SEC has taken the position that a fund is concentrated if it invests 25% or more of the value of its total assets in any one industry or group of industries. With regards to investment restriction 4, above, this restriction applies constantly and not only at the time a borrowing is made.

With regards to investment restriction 6, above, each Fund may lend its portfolio securities in an amount not to exceed 33 1/3% of total fund assets. The Funds may invest without limit in repurchase agreements so long as they abide by their investment objective, investment restrictions, and all 1940 Act requirements, including diversification requirements. Loans to affiliated investment companies are not presently permitted by the 1940 Act in the absence of an exemption from the SEC.

Each Fund is also subject to the following non-fundamental investment restriction (restrictions that can be changed by the Trustees without shareholder approval). Unless otherwise noted, this restriction applies on a Fund-by-Fund basis at the time an investment is being made.

No Fund may borrow money for purposes of leveraging or investment.

Under the 1940 Act, each Fund is presently permitted to borrow up to 5% of its total assets from any person for temporary purposes, and may also borrow from banks, provided that if borrowings exceed 5%, the Fund must have assets totaling at least 300% of the borrowing when the amount of the borrowing is added to the company's other assets. Put another way, an investment company may borrow, in the aggregate, from banks and others, amounts up to one-third (33 1/3%) of its total assets (including those assets represented by the borrowing).

A Fund may, from time to time, take temporary defensive positions that are inconsistent with the Fund's principal investment strategies in attempting to respond to adverse market, economic, political or other conditions. During these times, a Fund may invest up to 100% of its assets in cash or cash equivalents, shares of money market mutual funds, commercial paper, zero coupon bonds, repurchase agreements, and other securities FRIMCo believes to be consistent with the Fund's best interests. During a period in which a Fund takes a temporary defensive position, the Fund may not achieve its investment objective.

INVESTMENT POLICIES.

The investment objective and principal investment strategies for each of the Funds are provided in the Prospectus. The following table illustrates the principal and additional investments in which the Funds invest. The Funds may not invest in all of the investments listed below. The Funds use investment techniques commonly used by other mutual funds. The Glossary located at the back of the Statement describes each of the investment techniques identified below.

------------------------------------------------------------------------------------------------------------------------------------
           FUND                           PRINCIPAL INVESTMENTS                               ADDITIONAL INVESTMENTS
------------------------------------------------------------------------------------------------------------------------------------
Multi-Style Equity Fund    Common Stocks                                        Cash Reserves
                           Common Stock Equivalents                             Lending Portfolio Securities (not to exceed 33 1/3%
                             - warrants/rights                                  of total Fund assets)
                             - options                                          Illiquid Securities (limited to 15% of a Fund's net
                             - convertible debt securities                      assets)
                             - depositary receipts                              Derivatives
                           Preferred Stocks                                       - write (sell) call and put options on securities,
                           Equity Derivative Securities                             securities indexes and foreign currencies(3)
                           US Government Securities                               - purchase options on securities, securities
                           Investment Company Securities (including ETFs)           indexes, and currencies(3)
                           Foreign Securities                                     - interest rate futures contracts, stock index
                                                                                    futures contracts, foreign currency contracts
                                                                                    and options on futures(4)
                                                                                Liquidity Portfolios

------------------------------------------------------------------------------------------------------------------------------------
Aggressive Equity Fund     Common Stocks                                        Cash Reserves
                           Common Stock Equivalents                             Lending Portfolio Securities )not to exceed 33 1/3%
                             - warrants/rights                                  of total Fund assets)
                             - options                                          Illiquid Securities (limited to 15% of a Fund's net
                             - convertible debt securities                      assets)
                             - depositary receipts                              US Government Securities
                           Preferred Stocks                                     Derivatives
                           Equity Derivative Securities                           - write (sell) call and put options on securities,
                           Investment Company Securities (including ETFs)           securities indexes and foreign currencies(3)
                           Foreign Securities                                     - purchase options on securities, securities
                                                                                    indexes, and currencies(3)
                                                                                  - interest rate futures contracts, stock index
                                                                                    futures contracts, foreign currency contracts
                                                                                    and options on futures(4)
                                                                                Liquidity Portfolios

------------------------------------------------------------------------------------------------------------------------------------
Non-U.S. Fund              Common Stocks                                        Cash Reserves
                           Common Stock Equivalents                             Reverse Repurchase Agreements
                             - warrants/rights                                  Lending Portfolio Securities (not to exceed 33 1/3%
                             - options                                          of total Fund assets)
                             - convertible debt securities                      Illiquid Securities (limited to 15% of a Fund's net
                             - depositary receipts                              assets)
                           Preferred Stocks                                     Derivatives
                           Equity Derivative Securities                           - forward currency contracts(2)
                           US Government Securities                               - write (sell) call and put options on securities,
                           Investment Company Securities (including ETFs)           securities indexes and foreign currencies(3)
                           Foreign Securities                                     - purchase options on securities, securities
                                                                                    indexes, and currencies(3)
                                                                                  - interest rate futures contracts, stock index
                                                                                    futures contracts, foreign currency contracts
                                                                                    and options on futures(4)
                                                                                Liquidity Portfolios

------------------------------------------------------------------------------------------------------------------------------------

------------------------------------------------------------------------------------------------------------------------------------
Real Estate Securities     Common Stocks                                        Cash Reserves
Fund                       Common Stock Equivalents                             Lending Portfolio Securities (not to exceed 33 1/3%
                             - warrants/rights                                  of total Fund assets)
                             - options                                          Illiquid Securities (limited to 15% of a Fund's net
                             - convertible debt securities                      assets)
                             - depositary receipts                              Derivatives
                           Preferred Stocks                                       - write (sell) call and put options on securities,
                           Equity Derivative Securities                             securities indexes and foreign currencies(3)
                           US Government Securities                               - purchase options on securities, securities
                           Investment Company Securities (including ETFs)           indexes, and currencies(3)
                           Foreign Securities                                     - interest rate futures contracts, stock index
                                                                                    futures contracts, foreign currency contracts
                                                                                    and options on futures(4)
                                                                                Liquidity Portfolios

------------------------------------------------------------------------------------------------------------------------------------
Core Bond Fund             Debt Securities including corporate debt,            Common Stock Equivalents
                           mortgage-backed securities and below investment        - convertible debt securities
                           grade or junk bonds                                  Preferred Stocks
                           US Government Securities                             Emerging Markets Debt
                           Investment Company Securities (including ETFs)       Municipal Obligations
                           Foreign Securities                                   Cash Reserves
                           Derivatives                                          Repurchase Agreements(1)
                             - forward currency contracts(2)                    When-issued and forward commitment securities
                             - write (sell) call and put options on securities, Reverse Repurchase Agreements
                               securities indexes and foreign currencies(3)     Lending Portfolio Securities (not to exceed 33 1/3%
                             - purchase options on securities, securities       of total Fund assets)
                               indexes, and currencies(3)                       Illiquid Securities (limited to 15% of a Fund's net
                             - interest rate futures contracts, stock index     assets)
                               futures contracts, foreign currency contracts    Liquidity Portfolios
                               and options on futures(4)
------------------------------------------------------------------------------------------------------------------------------------


(1) Under the 1940 Act, repurchase agreements are considered to be loans by a Fund and must be fully collateralized by collateral assets. If the seller defaults on its obligations to repurchase the underlying security, a Fund may experience delay or difficulty in exercising its rights to realize upon the security, may incur a loss if the value of the security declines and may incur disposition costs in liquidating the security.
(2) Each of the Non-U.S. and Core Bond Funds may not invest more than 33% of its assets in these contracts.
(3) A Fund will only engage in options where the options are traded on a national securities exchange or in an over-the-counter market. A Fund may invest up to 5% of its net assets, represented by the premium paid, in call and put options. A Fund may write a call or put option to the extent that the aggregate value of all securities or other assets used to cover all such outstanding options does not exceed 25% of the value of its net assets.
(4) A Fund does not enter into any futures contracts or related options if the sum of initial margin deposits on futures contracts, related options (including options on securities, securities indexes and currencies) and premiums paid for any such related options would exceed 5% of its total assets. A Fund does not purchase futures contracts or related options if, as a result, more than one-third of its total assets would be so invested.

CASH RESERVES. A Fund at times has to sell portfolio securities in order to meet redemption requests. The selling of securities may affect a Fund's performance since securities are sold for other than investment reasons. A Fund can avoid selling its portfolio securities by holding adequate levels of cash to meet anticipated redemption requests ("cash reserves"). The cash reserves may also include cash awaiting investment or to pay expenses. The Funds intend to be fully invested at all times. To do so, FRIMCo or a money manager invests the Funds' cash reserves in short term instruments, including certain Frank Russell Investment Company money market funds. In addition to investing in such short term investments, FRIMCo may use a hedging strategy for the Funds' cash reserves by exposing those reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives including index futures contracts, index options and/or index swaps in amounts that expose the cash reserves to the performance of the relevant index. This is intended to cause the Fund to perform as though its cash reserves were actually invested in those markets while enabling the Fund to hold cash.

Each Fund, and its money managers, that elects to invest its cash reserves in one or more affiliated or unaffiliated money market funds does so pursuant to exemptive relief from the SEC. The relief requires that any investment of cash reserves in affiliated money market funds will not exceed 25% of the investing Fund's total assets. Those money market funds seek to maximize current income to the extent consistent with the preservation of capital and liquidity, and the maintenance of a stable $1.00 per share net asset value by investing solely in short - term money market instruments. The Funds will invest cash reserves in affiliated money market funds only so long as it does not adversely affect the portfolio management and operations of the money market funds. The affiliated money market funds, and the Funds investing in them, treat such investments as the purchase and redemption of a money market fund's shares. Any Fund investing in an affiliated money market fund pursuant to this procedure participates equally on a pro rata basis in all income, capital gains, and net assets of the money market fund, and will have all rights and obligations of a shareholder, including voting rights. However, shares of an affiliated money market fund issued to the Funds will be voted by RIF's Trustees in the same proportion as the shares of the money market fund that are held by shareholders that are not Funds. In addition to the management fees payable by the Funds to FRIMCo, each Fund that invests its cash reserves in one or more of Frank Russell Investment Company's money market funds pursuant to the terms and conditions of an exemptive order will bear indirectly a proportionate share of that money market fund's operating expenses, which include the advisory and administrative fees that such money market fund pays to FRIMCo. Currently, the cash reserves are invested in Frank Russell Investment Company's Money Market Fund. The aggregate annual rate of advisory and administrative fees payable to FRIMCo on the cash reserves invested in this fund is 0.10% (net of fee waivers and reimbursements). The SEC exemptive order requires that the Funds' Board determine that the advisory fees incurred in connection with the investment of cash reserves in affiliated money market funds are not for duplicative services.

RUSSELL 1000(R) INDEX. The Russell 1000(R) Index consists of the 1,000 largest US companies by capitalization. The Index does not include cross corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed - end investment companies, companies that do not file a Form 10 - K report with the SEC, foreign securities and American Depositary Receipts.

The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. These changes are expected to represent less than 1% of the total market capitalization of the Index. Changes for mergers and acquisitions are made when trading ceases in the acquirer's shares. The 1,001st largest US company by capitalization is then added to the Index to replace the acquired stock.

FRC chooses the stocks to be included in the Index solely on a statistical basis and it is not an indication that FRC or FRIMCo believes that the particular security is an attractive investment.

INVESTMENTS.

REPURCHASE AGREEMENTS. A Fund may enter into repurchase agreements with the seller, a bank or securities dealer, who agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally one day). The securities purchased by a Fund have a total value in excess of the value of the repurchase agreement and are held by the Custodian until repurchased.

REVERSE REPURCHASE AGREEMENTS. A Fund may enter into reverse repurchase agreements to meet redemption requests where the liquidation of portfolio securities is deemed by the Fund's money manager to be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction whereby a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio securities' market value. The Fund retains record ownership of the security involved including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of a Fund equal in value to the repurchase price, including any accrued interest, will be segregated on the Fund's records while a reverse repurchase agreement is in effect.

HIGH RISK BONDS. The Funds, other than the Core Bond Fund, do not invest their assets in securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers to be of a higher credit quality than those designations. Securities rated BBB- by S&P or Baa3 by Moody's are the lowest ratings which are considered "investment grade," although Moody's considers securities rated Baa3, and S&P considers bonds rated BBB-, to have some speculative characteristics. The Funds, other than the Core Bond Fund, will dispose of, in a prudent and orderly fashion, securities whose ratings drop below these minimum ratings.

The Core Bond Fund will invest in "investment grade" securities and may invest up to 25% of its total assets in debt securities rated less than BBB- by S&P or Baa3 by Moody's, or in unrated securities judged by the money managers of the Fund to be of comparable quality. These lower rated debt securities are commonly referred to as "junk bonds." Lower rated debt securities, or junk bonds, generally offer a higher yield than that available from higher grade issues but involve higher risks, because they are especially subject to adverse changes in general economic conditions and in the industries in which the issuers are engaged, to changes in the financial condition of the issuers and to price fluctuation in response to changes in interest rates. During periods of economic downturn or rising interest rates, highly leveraged issuers may experience financial stress which could adversely affect their ability to make payments of principal and interest and increase the possibility of default. Conversely, periods of economic expansion or falling interest rates enhance the ability of issuers to make payments of principal and interest and decrease the possibility of default. The market for lower rated debt securities is generally thinner and less active than that for higher quality securities, which would limit the Fund's ability to sell such securities at fair value in response to changes in the economy or the financial markets. While such debt may have some quality and protective characteristics, these are outweighed by large uncertainties or major risk exposure to adverse conditions. The money managers of the Core Bond Fund will seek to reduce the risks associated with investing in such securities by limiting the Fund's holdings in such securities and by the depth of their own credit analysis.

Securities rated BBB- by S&P or Baa3 by Moody's may involve greater risks than securities in higher rating categories. Securities receiving S&P's BBB- rating are regarded as having adequate capacity to pay interest and repay principal. Such securities typically exhibit adequate investor protections but adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rating categories.

Securities possessing Moody's Baa3 rating are considered medium grade obligations, i.e., they are neither highly protected nor poorly secured. Interest payments and principal security is judged adequate for the present, but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such securities lack outstanding investment characteristics and in fact may have speculative characteristics as well. For further description of the various rating categories, see "Ratings of Debt Instruments."

RISK FACTORS. Lower rated debt securities may be more susceptible to real or perceived adverse economic and competitive industry conditions than investment grade securities. The prices of low rated debt securities have been found to be less sensitive to interest rate changes than investment grade securities, but more sensitive to economic downturns, individual corporate developments, and price fluctuations in response to changing interest rates. A projection of an economic downturn or of a period of rising interest rates, for example, could cause a sharper decline in the prices of low rated debt securities because the advent of a recession could lessen the ability of a highly leveraged company to make principal and interest payments on its debt securities. If the issuer of low rated debt securities defaults, a Fund may incur additional expenses to seek financial recovery.

In addition, the markets in which low rated debt securities are traded are generally thinner, more limited and less active than those for higher rated securities. The existence of limited markets for particular securities may diminish a Fund's ability to sell the securities at fair value either to meet redemption requests or to respond to changes in the economy or in the financial markets and could adversely affect and cause fluctuations in the daily net asset value of the Fund's Shares.

Adverse publicity and investor perceptions, whether or not based on fundamental analysis, may decrease the values and liquidity of low rated debt securities, especially in a thinly traded market. Analysis of the creditworthiness of issuers of low rated securities may be more complex than for issuers of other investment grade securities, and the ability of a Fund to achieve its investment objectives may be more dependent on credit analysis than would be the case if the Fund was investing only in investment grade securities.

The money managers of the Funds may use ratings to assist in investment decisions. Ratings of debt securities represent a rating agency's opinion regarding their quality and are not a guarantee of quality. Rating agencies attempt to evaluate the safety of principal and interest payments and do not evaluate the risks of fluctuations in market value. Also, rating agencies may fail to make timely changes in credit ratings in response to subsequent events, so that an issuer's current financial condition may be better or worse than a rating indicates.

ILLIQUID SECURITIES. The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements of more than seven days' duration, that are illiquid by virtue of the absence of a readily available market or because of legal or contractual restrictions on resale. This restriction applies constantly and not only at the time such purchase is made. In addition, the Funds will not invest more than 10% of their respective net assets (taken at current value) in securities of issuers which may not be sold to the public without registration under the Securities Act of 1933, as amended (the "1933 Act"). This 10% is counted towards a fund's 15% limitation on illiquid securities. These policies do not include (1) commercial paper issued under Section 4(2) of the 1933 Act, or (2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board approved guidelines. These guidelines adopted by the Board for the determination of liquidity of securities take into account trading activity for such securities and the availability of reliable pricing information, among other factors. If there is a lack of trading interest in a particular Rule 144A security, a Fund's holding of that security may be illiquid. There may be undesirable delays in selling illiquid securities at prices representing their fair value.

The expenses of registration of restricted securities that are illiquid (excluding securities that may be resold by the Funds pursuant to Rule 144A, as explained in the respective Prospectuses) may be negotiated at the time such securities are purchased by a Fund. When registration is required, a considerable period may elapse between a decision to sell the securities and the time the sale would be permitted. Thus, a Fund may not be able to obtain as favorable a price as that prevailing at the time of the decision to sell. A Fund also may acquire, through private placements, securities having contractual resale restrictions, which might lower the amount realizable upon the sale of such securities.

FORWARD COMMITMENTS. A Fund may contract to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction) so long as such transactions are consistent with the Fund's ability to manage its investment portfolio and meet redemption requests. A Fund may dispose of a forward commitment or when-issued transaction prior to settlement if it is appropriate to do so and realize short-term profits or losses upon such sale. When effecting such transactions, liquid assets of the Fund in a dollar amount sufficient to make payment for the portfolio securities to be purchased will be segregated on the Fund's records at the trade date and maintained until the transaction is settled. Forward commitments and when-issued transactions involve a risk of loss if the value of the security to be purchased declines prior to the settlement date or the other party to the transaction fails to complete the transaction.

Additionally, under certain circumstances, the Non-U.S. Fund may occasionally engage in "free trade" transactions in which delivery of securities sold by the Fund is made prior to the Fund's receipt of cash payment therefore or the Fund's payment of cash for portfolio securities occurs prior to the Fund's receipt of those securities. Cash payment in such instances generally occurs on the next business day in the local market. "Free trade" transactions involve the risk of loss to a Fund if the other party to the "free trade" transaction fails to complete the transaction after a Fund has tendered cash payment or securities, as the case may be.

LENDING PORTFOLIO SECURITIES. Cash collateral received by a Fund when it lends its portfolio securities is invested in high-quality short-term debt instruments, short-term bank collective investment and money market mutual funds (including money market funds advised by FRIMCo for which FRIMCo receives a 0.10% advisory and administrative fee, net of fee waivers and reimbursements), and other investments meeting certain quality and maturity established by the Funds. Income generated from the investment of the cash collateral is first used to pay the rebate interest cost to the borrower of the securities then to pay for lending transaction costs, and then the remainder is divided between the Fund and the lending agent.

Each Fund will retain most rights of beneficial ownership, including dividends, interest or other distributions on the loaned securities. Voting rights may pass with the lending. A Fund will call loans to vote proxies if a material issue affecting the investment is to be voted upon.

A Fund may incur costs or possible losses in excess of the interest and fees received in connection with securities lending transactions. Some securities purchased with cash collateral are subject to market fluctuations while a loan is outstanding. To the extent that the value of the cash collateral as invested is insufficient to return the full amount of the collateral plus rebate interest to the borrower upon termination of the loan, a Fund must immediately pay the amount of the shortfall to the borrower.

OPTIONS, FUTURES AND OTHER FINANCIAL INSTRUMENTS. The Funds may use various types of financial instruments, some of which are derivatives, to attempt to manage the risk of the Fund's investment or, in certain circumstances, for investment (e.g. as a substitute for investing in securities). These financial instruments include options, futures, forward contracts and swaps. Positions in these financial instruments, other than purchased options, expose a Fund to an obligation to another party. The Funds will not enter into any such transaction unless it owns (1) an offsetting ("covered") position in securities, currencies or other options, futures contracts or forward contracts or (2) cash or liquid assets with a value, marked to market daily, sufficient to cover their obligations to the extent not covered as provided in (1) above. The Funds will comply with SEC guidelines regarding cover for these instruments and will, if the guidelines so require, designate the prescribed amount of cash or liquid assets as segregated.

Assets used as cover or held as segregated cannot be sold while the position in the corresponding financial instrument is open unless they are replaced with other appropriate assets. As a result, the commitment of a large portion of a Fund's assets to cover or to hold as segregated could impede portfolio management or a Fund's ability to meet redemption requests or other current obligations.

Options And Futures. The Funds may purchase and sell (write) both call and put options on securities, securities indexes, and foreign currencies, and enter into interest rate, foreign currency and index futures contracts and purchase and sell options on such futures contracts for hedging purposes or to effect investment transactions consistent with a Fund's investment objective and strategies. If other types of options, futures contracts, or options on futures contracts are traded in the future, the Funds may also use those instruments, provided that RIF's Board determines that their use is consistent with the Funds' investment objectives, and provided that their use is consistent with restrictions applicable to options and futures contracts currently eligible for use by the Funds (i.e., that written call or put options will be "covered" or "secured" and that futures and options on futures contracts will be for the purposes of hedging or effecting a Fund's permitted investment strategies, provided that initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets).

Options On Securities And Indexes. Each Fund, except as noted above, may purchase and write both call and put options on securities and securities indexes in standardized contracts traded on foreign or national securities exchanges, boards of trade, or similar entities, or quoted on NASDAQ or on a regulated foreign or national over-the-counter market, and agreements, sometimes called cash puts, which may accompany the purchase of a new issue of bonds from a dealer. The Funds intend to treat options in respect of specific securities that are not traded on a national securities exchange and the securities underlying covered call options as not readily marketable and therefore subject to the limitations on the Funds' ability to hold illiquid securities. The Funds intend to purchase and write call and put options on specific securities.

Exchange listed options are issued by a regulated intermediary, such as the Options Clearing Corporation ("OCC"), which guarantees the performance of the obligations of the parties to such options. This discussion uses the OCC as an example but is also applicable to other financial intermediaries. With certain exceptions, OCC issued and exchange listed options generally settle by physical delivery of the underlying security or currency, although cash settlements may sometimes be available. Index options and Eurodollar instruments are cash settled for the net amount, if any, by which the option is "in the money" (i.e. where the value of the underlying instruments exceeds, in the case of a call option, or is less than, in the case of a put option, the exercise price of the option) at the time the option is exercised. Frequently, rather than taking or making delivery of the underlying instrument through the process of exercising the option, listed options are closed by entering into offsetting purchase or sale transactions that do not result in ownership of the new option.

A Fund's ability to close out its position as a purchaser or seller of an OCC or exchange listed put or call option is dependent, in part, upon the liquidity of the option market. If one or more exchanges decide to discontinue the trading of options (or a particular class or series of options), the relevant market for that option on that exchange would cease to exist, although outstanding options on that exchange would generally continue to be exercisable in accordance with their terms.

Over-the-counter options ("OTC Options") are purchased from or sold to securities dealers, financial institutions or other parties ("Counterparties") through a direct bilateral agreement with the Counterparty. In contrast to exchange listed options, which generally have standardized terms and performance mechanics, all the terms of an OTC Option, including such terms as method of settlement, term, exercise price, premium, guarantees and security, are set by negotiation of the parties. The staff of the SEC takes the position that OTC options and the assets used as "cover" for written OTC options are illiquid.

Unless the parties provide for it, there is no central clearing or guaranty function in an OTC Option. As a result, if the Counterparty fails to make or take delivery of the security, currency or other instrument underlying an OTC Option it has entered into with a Fund or fails to make a cash settlement payment due in accordance with the terms of that option, the Fund will lose any premium paid for the option and any anticipated benefits of the transaction. Accordingly, FRIMCo or the money manager must assess the creditworthiness of each such Counterparty or any guarantor or credit enhancement of the Counterparty's credit to determine the likelihood that the terms of the OTC Option will be satisfied. A Fund will engage in OTC Option transactions only with US Government securities dealers recognized by the Federal Reserve Bank of New York as "primary dealers" or broker/dealers, domestic or foreign banks or other financial institutions that have received (or the guarantors or the obligations of which have received) a short term credit rating of A-1 from S&P or P-1 from Moody's or an equivalent rating from any nationally recognized statistical rating organization or, in the case of OTC currency transactions, determined to be of equivalent credit by FRIMCo the money manager for the Fund.

An option on a security (or securities index) is a contract that gives the purchaser of the option, in return for a premium, the right (but not the obligation) to buy from (in the case of a call) or sell to (in the case of a put) the writer of the option the security underlying the option at a specified exercise price at any time during the option period. The writer of an option on a security has the obligation upon exercise of the option to deliver the underlying security upon payment of the exercise price or to pay the exercise price upon delivery of the underlying security. Upon exercise, the writer of an option on an index is obligated to pay the difference between the cash value of the index and the exercise price multiplied by the specified multiplier (established by the exchange upon which the stock index is traded) for the index option. (An index is designed to reflect specified facets of a particular financial or securities market, a specified group of financial instruments or securities, or certain economic indicators.) Options on securities indexes are similar to options on specific securities except that settlement is in cash and gains and losses depend on price movements in the stock market generally (or in a particular industry or segment of the market), rather than price movements in the specific security.

A Fund may purchase a call option on securities to protect against substantial increases in prices of securities the Fund intends to purchase pending its ability or desire to purchase such securities in an orderly manner or employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy. A Fund may purchase a put option on securities to protect holdings in an underlying or related security against a substantial decline in market value. Securities are considered related if their price movements generally correlate to one another.

A Fund will write call options and put options only if they are "covered." In the case of a call option on a security, the option is "covered" if the Fund owns the security underlying the call or has an absolute and immediate right to acquire that security without additional cash consideration (or, if additional cash consideration is required, liquid assets in such amount are placed in a segregated account by the Custodian) upon conversion or exchange of other securities held by the Fund. For a call option on an index, the option is covered if the Fund maintains with the Custodian liquid assets equal to the contract value. A call option is also covered if the Fund holds a call on the same security or index as the call written where the exercise price of the call held is (1) equal to or less than the exercise price of the call written, or (2) greater than the exercise price of the call written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian. A put option on a security or an index is "covered" if the Fund maintains liquid assets equal to the exercise price in a segregated account with the Custodian. A put option is also covered if the Fund holds a put on the same security or index as the put written where the exercise price of the put held is
(1) equal to or greater than the exercise price of the put written, or (2) less than the exercise price of the put written, provided the difference is maintained by the Fund in liquid assets in a segregated account with the Custodian.

If an option written by a Fund expires, the Fund realizes a capital gain equal to the premium received at the time the option was written. If an option purchased by a Fund expires unexercised, the Fund realizes a capital loss (long or short-term depending on whether the Fund's holding period for the option is greater than one year) equal to the premium paid.

To close out a position when writing covered options, a Fund may make a "closing purchase transaction," which involves purchasing an option on the same security with the same exercise price and expiration date as the option which it previously wrote on the security. To close out a position as a purchaser of an option, a Fund may make a "closing sale transaction," which involves liquidating the Fund's position by selling the option previously purchased. The Fund will realize a profit or loss from a closing purchase or sale transaction depending upon the difference between the amount paid to purchase an option and the amount received from the sale thereof.

Prior to the earlier of exercise or expiration, an option may be closed out by an offsetting purchase or sale of an option of the same series (type, exchange, underlying security or index, exercise price and expiration). There can be no assurance, however, that a closing purchase or sale transaction can be affected when the Fund desires.

A Fund will realize a capital gain from a closing transaction on an option it has written if the cost of the closing option is less than the premium received from writing the option, or, if it is more, the Fund will realize a capital loss. If the premium received from a closing sale transaction is more than the premium paid to purchase the option, the Fund will realize a capital gain or, if it is less, the Fund will realize a capital loss. With respect to closing transactions on purchased options, the capital gain or loss realized will be short or long-term depending on the holding period of the option closed out. The principal factors affecting the market value of a put or a call option include supply and demand, interest rates, the current market price of the underlying security or index in relation to the exercise price of the option, the volatility of the underlying security or index, and the time remaining until the expiration date.

The premium paid for a put or call option purchased by a Fund is an asset of the Fund. The premium received for an option written by a Fund is recorded as a liability. The value of an option purchased or written is marked-to-market daily and is valued at the closing price on the exchange on which it is traded or, if not traded on an exchange or no closing price is available, at the mean between the last bid and asked prices.

Risks Associated With Options On Securities And Indexes. There are several risks associated with transactions in options on securities and on indexes. For example, there are significant differences between the securities and options markets that could result in an imperfect correlation between these markets, causing a given transaction not to achieve its objectives. A decision as to whether, when and how to use options involves the exercise of skill and judgment, and even a well-conceived transaction may be unsuccessful to some degree because of market behavior or unexpected events.

If a put or call option purchased by a Fund is not sold when it has remaining value, and if the market price of the underlying security, in the case of a put, remains equal to or greater than the exercise price or, in the case of a call, remains less than or equal to the exercise price, the Fund will lose its entire investment (i.e., the premium paid) on the option. Also, where a put or call option on a particular security is purchased to hedge against price movements in a related security, the price of the put or call option may move more or less than the price of the related security.

There can be no assurance that a liquid market will exist when a Fund seeks to close out an option position. If a Fund were unable to close out an option that it had purchased on a security, it would have to exercise the option in order to realize any profit or the option may expire worthless. If a Fund were unable to close out a covered call option that it had written on a security, it would not be able to sell the underlying security unless the option expired without exercise.

As the writer of a covered call option, a Fund forgoes, during the option's life, the opportunity to profit from increases in the market value of the underlying security above the exercise price, but, as long as its obligation as a writer continues, has retained a risk of loss should the price of the underlying security decline. Where a Fund writes a put option, it is exposed during the term of the option to a decline in the price of the underlying security.

If trading were suspended in an option purchased by a Fund, the Fund would not be able to close out the option. If restrictions on exercise were imposed, the Fund might be unable to exercise an option it has purchased. Except to the extent that a call option on an index written by the Fund is covered by an option on the same index purchased by the Fund, movements in the index may result in a loss to the Fund; however, such losses may be mitigated by changes in the value of the Fund's securities during the period the option was outstanding.

Options On Foreign Currency. A Fund may buy and sell put and call options on foreign currencies either on exchanges or in the over-the-counter market for the purpose of hedging against changes in future currency exchange rates or to effect investment transactions consistent with a Fund's investment objective and strategies. Call options convey the right to buy the underlying currency at a price which is expected to be lower than the spot price of the currency at the time the option expires. Put options convey the right to sell the underlying currency at a price which is anticipated to be higher than the spot price of the currency at the time the option expires. Currency options traded on US or other exchanges may be subject to position limits which may limit the ability of a Fund to reduce foreign currency risk using such options. Over-the-counter options differ from traded options in that they are two-party contracts with price and other terms negotiated between buyer and seller, and generally do not have as much market liquidity as exchange-traded options.

Futures Contracts And Options On Futures Contracts. A Fund may invest in interest rate futures contracts, foreign currency futures contracts, or stock index futures contracts, and options thereon that are traded on a US or foreign exchange or board of trade or over-the-counter. An interest rate, foreign currency or index futures contract provides for the future sale by one party and purchase by another party of a specified quantity of financial instruments (such as GNMA certificates or Treasury bonds) or foreign currency or the cash value of an index at a specified price at a future date. A futures contract on an index (such as the S&P 500) is an agreement between two parties (buyer and seller) to take or make delivery of an amount of cash equal to the difference between the value of the index at the close of the last trading day of the contract and the price at which the index contract was originally written. In the case of futures contracts traded on US exchanges, the exchange itself or an affiliated clearing corporation assumes the opposite side of each transaction (i.e., as buyer or seller). A futures contract may be satisfied or closed out by delivery or purchase, as the case may be, of the financial instrument or by payment of the change in the cash value of the index. Although the value of an index may be a function of the value of certain specified securities, no physical delivery of these securities is made. A public market exists in futures contracts covering several indexes as well as a number of financial instruments and foreign currencies. For example: the S&P 500; the Russell 2000(R); Nikkei 225; CAC-40; FT-SE 100; the NYSE composite; US Treasury bonds; US Treasury notes; GNMA Certificates; three-month US Treasury bills; Eurodollar certificates of deposit; the Australian Dollar; the Canadian Dollar; the British Pound; the German Mark; the Japanese Yen; the French Franc; the Swiss Franc; the Mexican Peso; and certain multinational currencies, such as the European Currency Unit ("ECU"). It is expected that other futures contracts will be developed and traded in the future.

Frequently, using futures to affect a particular strategy instead of using the underlying or related security or index will result in lower transaction costs being incurred.

Each Fund may also purchase and write call and put options on futures contracts. Options on futures contracts possess many of the same characteristics as options on securities and indexes (discussed above). A futures option gives the holder the right, in return for the premium paid, to assume a long position (in the case of a call) or short position (in the case of a put) in a futures contract at a specified exercise price at any time during the period of the option. Upon exercise of a call option, the holder acquires a long position in the futures contract and the writer is assigned the opposite short position. In the case of a put option, the opposite is true. An option on a futures contract may be closed out (before exercise or expiration) by an offsetting purchase or sale of an option on a futures contract of the same series.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures contract or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

A Fund will only enter into futures contracts or options on futures contracts which are standardized and traded on a US or foreign exchange or board of trade, or similar entity, or quoted on an automated quotation system. A Fund will enter into a futures contract only if the contract is "covered" or if the Fund at all times maintains with its custodian liquid assets equal to or greater than the fluctuating value of the contract (less any margin or deposit). A Fund will write a call or put option on a futures contract only if the option is "covered." For a discussion of how to cover a written call or put option, see "Options on Securities and Indexes" above.

A Fund may enter into futures contracts and options on futures contracts for "bona fide hedging" purposes, as defined under the rules of the Commodity Futures Trading Commission (the "CFTC"). A Fund may also enter into futures contracts and options on futures contracts for non hedging purposes provided the aggregate initial margin and premiums required to establish such non-hedging positions will not exceed 5% of the Fund's net assets.

As long as required by regulatory authorities, each Fund will limit its use of futures contracts and options on futures contracts to hedging transactions and, within such 5% limits, to effect investment transactions consistent with a Fund's investment objective and strategies. For example, a Fund might use futures contracts to hedge against anticipated changes in interest rates that might adversely affect either the value of the Fund's securities or the price of the securities which the Fund intends to purchase. Additionally, a Fund may use futures contracts to create equity exposure for its cash reserves for liquidity purposes.

When a purchase or sale of a futures contract is made by a Fund, the Fund is required to deposit with the Custodian (or broker, if legally permitted) a specified amount of cash or US government securities ("initial margin"). The margin required for a futures contract is set by the exchange on which the contract is traded and may be modified during the term of the contract. The initial margin is in the nature of a performance bond or good faith deposit on the futures contract which is returned to the Fund upon termination of the contract, assuming all contractual obligations have been satisfied. Each Fund expects to earn interest income on its initial margin deposits.

A futures contract held by a Fund is valued daily at the official settlement price of the exchange on which it is traded. Each day the Fund pays or receives cash, called "variation margin," equal to the daily change in value of the futures contract. This process is known as "marking to market." Variation margin does not represent a borrowing or loan by a Fund, but is instead a settlement between the Fund and the broker of the amount one would owe the other if the futures contract expired. In computing daily net asset value, each Fund will mark-to- market its open futures positions.

A Fund is also required to deposit and maintain margin with respect to put and call options on futures contracts written by it. Such margin deposits will vary depending on the nature of the underlying futures contract (and the related initial margin requirements), the current market value of the option, and other futures positions held by the Fund.

Although some futures contracts call for making or taking delivery of the underlying securities, generally these obligations are closed out prior to delivery by offsetting purchases or sales of matching futures contracts (same exchange, underlying security or index, and delivery month). If an offsetting purchase price is less than the original sale price, the Fund realizes a capital gain, or if it is more, the Fund realizes a capital loss. Conversely, if an offsetting sale price is more than the original purchase price, the Fund realizes a capital gain, or if it is less, the Fund realizes a capital loss. The transaction costs must also be included in these calculations.

Limitations On Use Of Futures And Options On Futures Contracts. A Fund will not enter into a futures contract or futures option contract for purposes other than hedging if, immediately thereafter, the aggregate initial margin deposits relating to such positions plus premiums paid by it for open futures option positions, less the amount by which any such options are "in-the-money," would exceed 5% of the Fund's total assets. A call option is "in-the-money" if the value of the futures contract that is the subject of the option exceeds the exercise price. A put option is "in-the-money" if the exercise price exceeds the value of the futures contract that is the subject of the option.

When purchasing a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, are equal to the market value of the futures contract. Alternatively, the Fund may "cover" its position by purchasing a put option on the same futures contract with a strike price equal to or higher than the price of the contract held by the Fund.

When selling a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amount deposited with a futures commission merchant as margin, are equal to the market value of the instruments underlying the contract. Alternatively, the Fund may "cover" its position by owning the instruments underlying the contract (or, in the case of an index futures contract, a portfolio with a volatility substantially similar to that of the index on which the futures contract is based), or by holding a call option permitting the Fund to purchase the same futures contract at a price no higher than the price of the contract written by the Fund (or at a higher price if the difference is maintained in segregated liquid assets).

When selling a call option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that, when added to the amounts deposited with a futures commission merchant as margin, equal the total market value of the futures contract underlying the call option. Alternatively, the Fund may "cover" its position by entering into a long position in the same futures contract at a price no higher than the strike price of the call option, by owning the instruments underlying the futures contract, or by holding a separate call option permitting the Fund to purchase the same futures contract at a price not higher than the strike price of the call option sold by the Fund.

When selling a put option on a futures contract, a Fund will maintain (and mark-to-market on a daily basis) liquid assets that equal the purchase price of the futures contract, less any margin on deposit. Alternatively, the Fund may "cover" the position either by entering into a short position in the same futures contract, or by owning a separate put option permitting it to sell the same futures contract so long as the strike price of the purchased put option is the same or higher than the strike price of the put option sold by the Fund.

The Funds are limited in entering into futures contracts and options on futures contracts to positions which constitute "bona fide hedging" positions within the meaning and intent of applicable CFTC rules and, with respect to positions for non-hedging purposes, to positions for which the aggregate initial margins and premiums will not exceed 5% of the net assets of a Fund.

The requirements for qualification as a regulated investment company also may limit the extent to which a Fund may enter into futures, options on futures contracts or forward contracts.

Risks Associated With Futures And Options On Futures Contracts. There are several risks associated with the use of futures and options on futures contracts as hedging techniques. A purchase or sale of a futures contract may result in losses in excess of the amount invested in the futures contract. There can be no guarantee that there will be a correlation between price movements in the hedging vehicle and in the portfolio securities being hedged. In addition, there are significant differences between the securities and futures markets that could result in an imperfect correlation between the markets, causing a given hedge not to achieve its objectives. The degree of imperfection of correlation depends on circumstances such as variations in speculative market demand for futures and options on futures contracts on securities, including technical influences in futures trading and options on futures contracts, and differences between the financial instruments being hedged and the instruments underlying the standard contracts available for trading in such respects as interest rate levels, maturities and creditworthiness of issuers. An incorrect correlation could result in a loss on both the hedged securities in a Fund and the hedging vehicle so that the portfolio return might have been greater had hedging not been attempted. A decision as to whether, when and how to hedge involves the exercise of skill and judgment, and even a well-conceived hedge may be unsuccessful to some degree because of market behavior or unexpected interest rate trends.

Futures exchanges may limit the amount of fluctuation permitted in certain futures contract prices during a single trading day. The daily limit establishes the maximum amount that the price of a futures contract may vary either up or down from the previous day's settlement price at the end of the current trading session. Once the daily limit has been reached in a futures contract subject to the limit, no more trades may be made on that day at a price beyond that limit. The daily limit governs only price movements during a particular trading day and therefore does not limit potential losses because the limit may work to prevent the liquidation of unfavorable positions. For example, futures prices have occasionally moved to the daily limit for several consecutive trading days with little or no trading, thereby preventing prompt liquidation of positions and subjecting some holders of futures contracts to substantial losses.

There can be no assurance that a liquid market will exist at a time when a Fund seeks to close out a futures or a futures option position. Most futures exchanges and boards of trade limit the amount of fluctuation permitted in futures contract prices during a single day; once the daily limit has been reached on a particular contract, no trades may be made that day at a price beyond that limit. In addition, certain of these instruments are relatively new and without a significant trading history. As a result, there is no assurance that an active secondary market will develop or continue to exist. Lack of a liquid market for any reason may prevent a Fund from liquidating an unfavorable position and the Fund would remain obligated to meet margin requirements until the position is closed.

Index Swap Agreements. The Funds may enter into index swap agreements as an additional hedging strategy for cash reserves held by the Funds or to effect investment transactions consistent with their investment objectives and strategies. Swap agreements are two party contracts entered into primarily by institutional investors for periods ranging from a few weeks to more than one year. In a standard swap transaction, the two parties agree to exchange the returns (or differentials in rates of return) earned or realized on particular investments or instruments. The returns to be exchanged between the parties are calculated with respect to a "notional amount" (i.e. a specified dollar amount that is hypothetically invested in a "basket" of securities representing a particular index).

Under most swap agreements entered into by the Funds, the parties' obligations are determined on a "net basis." Consequently, a Fund's obligations or rights under a swap agreement will generally be equal only to a net amount based on the relative values of the positions held by each party. A Fund's obligations under a swap agreement will be accrued daily (offset against any amounts owing to the Fund) and any accrued but unpaid net amounts owed to a swap counterparty will be covered by segregating cash or other liquid assets to avoid any potential leveraging of a Fund's portfolio. No Fund will enter into a swap agreement with any single party if the net amount owned or to be received ender existing contracts with that party would exceed 5% of that Fund's assets.

The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting as both principals and agents using standardized swap documentation. As a result, the swap market has become relatively liquid.

A Fund may not receive the expected amount under a swap agreement if the other party to the agreement defaults or becomes bankrupt. The market for swap agreements is largely unregulated. The Funds will only enter into swap agreements only with counterparties that would be eligible for consideration as repurchase agreement counterparties under the Funds' repurchase agreement guidelines.

Foreign Currency Futures Contracts. The Funds are also permitted to enter into foreign currency futures contracts in accordance with their investment objectives and as limited by the procedures outlined above.

A foreign currency futures contract is a bilateral agreement pursuant to which one party agrees to make, and the other party agrees to accept delivery of a specified type of debt security or currency at a specified price. Although such futures contacts by their terms call for actual delivery or acceptance of debt securities or currency, in most cases the contracts are closed out before the settlement date without the making or taking of delivery.

The Funds may sell a foreign currency futures contract to hedge against possible variations in the exchange rate of the foreign currency in relation to the US dollar or to effect investment transactions consistent with the Funds' investment objectives and strategies. When a manager anticipates a significant change in a foreign exchange rate while intending to invest in a foreign security, a Fund may purchase a foreign currency futures contract to hedge against a rise in foreign exchange rates pending completion of the anticipated transaction or as a means to gain portfolio exposure to that currency. Such a purchase would serve as a temporary measure to protect the Fund against any rise in the foreign exchange rate which may add additional costs to acquiring the foreign security position. The Funds may also purchase call or put options on foreign currency futures contracts to obtain a fixed foreign exchange rate. The Funds may purchase a call option or write a put option on a foreign exchange futures contract to hedge against a decline in the foreign exchange rates or the value of its foreign securities. The Funds may write a call option on a foreign currency futures contract as a partial hedge against the effects of declining foreign exchange rates on the value of foreign securities or as a means to gain portfolio exposure to a currency.

Forward Foreign Currency Exchange Transactions ("Forward Currency Contracts"). The Funds may engage in forward currency contracts to hedge against uncertainty in the level of future exchange rates or to effect investment transactions consistent with the Funds' investment objectives and strategies. The Funds will conduct their forward foreign currency exchange transactions either on a spot (i.e. cash) basis at the rate prevailing in the currency exchange market, or through entering into forward currency exchange contracts ("forward contract") to purchase or sell currency at a future date. A forward contract involves an obligation to purchase or sell a specific currency. For example, to exchange a certain amount of US dollars for a certain amount of Japanese Yen, at a future date, which may be any fixed number of days from the date of the contract agreed upon by the parties, at a price set at the time of the contract. Forward currency contracts are (a) traded in an interbank market conducted directly between currency traders (typically, commercial banks or other financial institutions) and their customers, (b) generally have no deposit requirements and (c) are consummated without payment of any commissions. A Fund may, however, enter into forward currency contracts containing either or both deposit requirements and commissions. In order to assure that a Fund's forward currency contracts are not used to achieve investment leverage, the Fund will segregate liquid assets in an amount at all times equal to or exceeding the Fund's commitments with respect to these contracts. The Funds may engage in a forward contract that involves transacting in a currency whose changes in value are considered to be linked (a proxy) to a currency or currencies in which some or all of the Funds' portfolio securities are or are expected to be denominated. A Fund's dealings in forward contracts may involve hedging involving either specific transactions or portfolio positions or taking a position in a foreign currency. Transaction hedging is the purchase or sale of foreign currency with respect to specific receivables or payables of the Funds generally accruing in connection with the purchase or sale of their portfolio securities. Position hedging is the sale of foreign currency with respect to portfolio security positions denominated or quoted in the currency. A Fund may not enter into a forward currency contract to sell a particular currency to an extent greater than the aggregate market value (at the time of making such sale) of the securities held in its portfolio denominated or quoted in or currency convertible into that particular currency (or another currency or aggregate of currencies which act as a proxy for that currency). The Funds may enter into a forward currency contract to purchase a currency other than that held in the Funds' portfolios. If a Fund enters into a forward currency contract, liquid assets will be segregated in an amount equal to the value of the Fund's total assets committed to the consummation of the forward contract. If the value of the securities that are segregated declines, additional liquid assets will be segregated so that the value of the segregated liquid assets will equal the amount of the Fund's commitment with respect to the contract. Forward currency transactions may be made from any foreign currency into US dollars or into other appropriate currencies.

At or before the maturity of a forward foreign currency contract, a Fund may either sell a portfolio security and make delivery of the currency, or retain the security and offset its contractual obligation to deliver the currency by purchasing a second contract pursuant to which the Fund will obtain, on the same maturity date, the same amount of the currency which it is obligated to deliver. If a Fund retains the portfolio security and engages in an offsetting transaction, the Fund, at the time of execution of the offsetting transaction, will incur a gain or a loss to the extent that movement has occurred in forward currency contract prices. Should forward prices decline during the period between the Fund's entering into a forward contract for the sale of a currency and the date that it enters into an offsetting contract for the purchase of the currency, the Fund will realize a gain to the extent that the price of the currency that it has agreed to sell exceeds the price of the currency that it has agreed to purchase. Should forward prices increase, the Fund will suffer a loss to the extent that the price of the currency it has agreed to purchase exceeds the price of the currency that it has agreed to sell. There can be no assurance that new forward currency contracts or offsets will be available to a Fund.

Upon maturity of a forward currency contract, the Funds may (a) pay for and receive, or deliver and be paid for, the underlying currency, (b) negotiate with the dealer to roll over the contract into a new forward currency contract with a new future settlement date or (c) negotiate with the dealer to terminate the forward contract by entering into an offset with the currency trader whereby the parties agree to pay for and receive the difference between the exchange rate fixed in the contract and the then current exchange rate. A Fund also may be able to negotiate such an offset prior to maturity of the original forward contract. There can be no assurance that new forward contracts or offsets will always be available to the Funds.

The cost to a Fund of engaging in currency transactions varies with factors such as the currency involved, the length of the contract period and the market conditions then prevailing. Because transactions in currency exchange are usually conducted on a principal basis, no fees or commissions are involved. The use of forward foreign currency contracts does not eliminate fluctuations in the underlying prices of the securities, but it does establish a rate of exchange that can be achieved in the future. In addition, although forward foreign currency contracts limit the risk of loss due to a decline in the value of a hedged currency, at the same time, they limit any potential gain that might result should the value of the currency increase.


If a devaluation is generally anticipated, a Fund may be able to contract to sell the currency at a price above the devaluation level that it anticipates.


Forward foreign currency contracts are not regulated by the SEC. They are traded through financial institutions acting as market-makers. In the forward foreign currency market, there are no daily price fluctuation limits, and adverse market movements could therefore continue to an unlimited extent over a period of time. Moreover, a trader of forward contracts could lose amounts substantially in excess of its initial investments, due to the collateral requirements associated with such positions.

The market for forward currency contracts may be limited with respect to certain currencies. These factors will restrict a Fund's ability to hedge against the risk of devaluation of currencies in which the Fund holds a substantial quantity of securities and are unrelated to the qualitative rating that may be assigned to any particular portfolio security. Where available, the successful use of forward currency contracts draws upon a money manager's special skills and experience with respect to such instruments and usually depends on the money manager's ability to forecast interest rate and currency exchange rate movements correctly. Should interest or exchange rates move in an unexpected manner, a Fund may not achieve the anticipated benefits of forward currency contracts or may realize losses and thus be in a worse position than if such strategies had not been used. Unlike many exchange-traded futures contracts and options on futures contracts, there are no daily price fluctuation limits with respect to forward currency contracts, and adverse market movements could therefore continue to an unlimited extent over a period of time. In addition, the correlation between movements in the prices of such instruments and movements in the price of the securities and currencies hedged or used for cover will not be perfect. In the case of proxy hedging, there is also a risk that the perceived linkage between various currencies may not be present or may not be present during the particular time a Fund is engaged in that strategy.

A Fund's ability to dispose of its positions in forward currency contracts will depend on the availability of active markets in such instruments. It is impossible to predict the amount of trading interest that may exist in various types of forward currency contracts. Forward currency contracts may be closed out only by the parties entering into an offsetting contract. Therefore, no assurance can be given that the Fund will be able to utilize these instruments effectively for the purposes set forth above.

Forward foreign currency transactions are subject to the additional risk of governmental actions affecting trading in or the prices of foreign currencies or securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, (5) lesser trading volume and (6) that a perceived linkage between various currencies may not persist throughout the duration of the contracts.


SWAP AGREEMENTS. The Core Bond Fund may enter into swap agreements, on either an asset-based or liability-based basis, depending on whether it is hedging its assets or its liabilities, and will usually enter into swaps on a net basis, i.e., the two payment streams are netted out, with the Fund receiving or paying, as the case may be, only the net amount of the two payments. When the Fund engages in a swap, it exchanges its obligations to pay or rights to receive payments for the obligations or rights to receive payments of another party (i.e., an exchange of floating rate payments for fixed rate payments).



The Fund may enter into several different types of agreements including interest rate, credit and currency swaps. Interest rate swaps are a counterparty agreement and can be customized to meet each party's needs and involves the exchange of a fixed payment per period for a payment that is not fixed. Currency swaps are an agreement where two parties exchange specified amounts of different currencies which are followed by a series of interest payments that are exchanged based on the principal cash flow. At maturity the principal amounts are exchanged back. Credit default swaps are a counterparty agreement which allows the transfer of third party credit risk (the possibility that a issuer will default on their obligation by failing to pay principal or interest in a timely manner) from one party to another. The lender faces the credit risk from a third party and the counterparty in the swap agrees to insure this risk in exchange for regular periodic payments.



The Fund expects to enter into these transactions primarily to preserve a return or spread on a particular investment or portion of its portfolio or to protect against any increase in the price of securities it anticipates purchasing at a later date. Inasmuch as these hedging transactions are entered into for good faith hedging purposes, the money managers and the Fund believe such obligations do not constitute senior securities and, accordingly, will not treat them as being subject to the Fund's borrowing restrictions. The net amount of the excess, if any, of the Fund's obligations over its entitlements with respect to each swap will be accrued on a daily basis and an amount of cash or liquid high-grade debt securities having an aggregate net asset value at least equal to the accrued excess will be maintained in a segregated account by the Fund's custodian. To the extent that the Fund enters into swaps on other than a net basis, the amount maintained in a segregated account will be the full amount of the Fund's obligations, if any, with respect to such swaps, accrued on a daily basis. The Fund will not enter into any interest rate swaps unless the unsecured senior debt or the claims-paying ability of the other party thereto is rated in the highest rating category of at least one nationally recognized rating organization at the time of entering into such transaction. If there is a default by the other party to such a transaction, the Fund will have contractual remedies pursuant to the agreement related to the transaction. The swap market has grown substantially in recent years with a large number of banks and investment banking firms acting both as principals and as agents utilizing standardized swap documentation. As a result, the swap market has become relatively liquid.


The use of interest rate swaps is a highly specialized activity which involves investment techniques and risks different from those associated with ordinary portfolio securities transactions. If a money manager using this technique is incorrect in its forecast of market values, interest rates and other applicable factors, the investment performance of the Fund would diminish compared to what it would have been if this investment technique was not used.

The Core Bond Fund may only enter into interest rate swaps to hedge its portfolio. Interest rate swaps do not involve the delivery of securities or other underlying assets or principal. Accordingly, the risk of loss with respect to interest rate swaps is limited to the net amount of interest payments that the Fund is contractually obligated to make. If the other party to an interest rate swap defaults, the Fund's risk of loss consists of the net amount of interest payments that the Fund is contractually entitled to receive. Since interest rate swaps are individually negotiated, the Fund expects to achieve an acceptable degree of correlation between its right to receive interest on its portfolio securities and its rights and obligations to receive and pay interest pursuant to interest rate swaps.

Additional Risks Of Options On Securities, Futures Contracts, Options On Futures Contracts, And Forward Currency Exchange Contract And Options Thereon. Options on securities, futures contracts, options on futures contracts, currencies and options on currencies may be traded on foreign exchanges. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees, and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions also could be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

HEDGING STRATEGIES. The Funds may use equity or fixed income securities and derivatives such as index futures contracts, future options, exchange traded and over-the-counter options and/or index or interest rate swaps as hedging strategies for cash reserves held by those Funds. For example: cash reserves are exposed to the performance of appropriate markets through performance of index futures contracts. As a result, a Fund will realize gains or losses based on the performance of the appropriate market corresponding to the relevant indexes for which futures contracts have been purchased. Thus, each Fund's cash reserves will always be fully exposed to the performance of appropriate markets.

Financial futures contracts may be used by the Core Bond, Aggressive Equity, Non-U.S. and Multi-Style Equity Funds as a hedge during or in anticipation of adverse market events such as, in the case of the Core Bond Fund, interest rate changes. For example, if interest rates were anticipated to rise, financial futures contracts would be sold (short hedge) which would have an effect similar to selling bonds. Once interest rates increase, fixed-income securities held in a Fund's portfolio would decline, but the futures contract value would decrease, partly offsetting the loss in value of the fixed-income security by enabling the Fund to repurchase the futures contract at a lower price to close out the position.

The Funds may purchase a put and/or sell a call option on a stock index futures contract instead of selling a futures contract in anticipation of an equity market decline. Purchasing a call and/or selling a put option on a stock index futures contract is used instead of buying a futures contract in anticipation of an equity market advance, or to temporarily create an equity exposure for cash reserves until those balances are invested in equities. Options on financial futures are used in a similar manner in order to hedge portfolio securities against anticipated market changes.

Risk Associated with Hedging Strategies. There are certain investment risks in using futures contracts and/or options as a hedging technique. One risk is the imperfect correlation between price movement of the futures contracts or options and the price movement of the portfolio securities, stock index or currency subject of the hedge. There is no assurance that the price of taxable securities will move in a similar manner to the price of tax exempt securities. Another risk is that a liquid secondary market may not exist for a futures contract causing a Fund to be unable to close out the futures contract thereby affecting the Fund's hedging strategy.

In addition, foreign currency options and foreign currency futures involve additional risks. Such transactions may not be regulated as effectively as similar transactions in the United States; may not involve a clearing mechanism and related guarantees; and are subject to the risk of governmental actions affecting trading in, or the prices of, foreign securities. The value of such positions could also be adversely affected by (1) other complex foreign, political, legal and economic factors, (2) lesser availability than in the United States of data on which to make trading decisions, (3) delays in a Fund's ability to act upon economic events occurring in foreign markets during non-business hours in the United States, (4) the imposition of different exercise and settlement terms and procedures and margin requirements than in the United States, and (5) lesser trading volume.

DEPOSITARY RECEIPTS. A Fund may hold securities of foreign issuers in the form of American Depositary Receipts ("ADRs"), American Depositary Shares ("ADSs") and European Depositary Receipts ("EDRs"), Global Depositary Receipts ("GDRs"), or other securities convertible into securities of eligible European or Far Eastern issuers. These securities may not necessarily be denominated in the same currency as the securities for which they may be exchanged. ADRs and ADSs typically are issued by an American bank or trust company and evidence ownership of underlying securities issued by a foreign corporation. EDRs, which are sometimes referred to as Continental Depositary Receipts ("CDRs"), are issued in Europe typically by foreign banks and trust companies and evidence ownership of either foreign or domestic securities. Generally, ADRs and ADSs in registered form are designed for use in United States securities markets and EDRs in bearer form are designed for use in European securities markets. GDRs allow companies in Europe, Asia, the United States and Latin America to offer shares in many markets around the world. GDRs are traded on major stock exchanges, particularly the London SEAQ International trading system. For purposes of a Fund's investment policies, the Fund's investments in ADRs, ADSs and EDRs will be deemed to be investments in the equity securities representing securities of foreign issuers into which they may be converted.

ADR facilities may be established as either "unsponsored" or "sponsored." While ADRs issued under these two types of facilities are in some respects similar, there are distinctions between them relating to the rights and obligations of ADR holders and the practices of market participants. A depositary may establish an unsponsored facility without participation by (or even necessarily the acquiescence of) the issuer of the deposited securities, although typically the depositary requests a letter of non-objection from such issuer prior to the establishment of the facility. Holders of unsponsored ADRs generally bear all the costs of such facilities. The depositary usually charges fees upon the deposit and withdrawal of the deposited securities, the conversion of dividends into US dollars, the disposition of non-cash distributions, and the performance of other services. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited securities or to pass through voting rights to ADR holders with respect to the deposited securities. Sponsored ADR facilities are created in generally the same manner as unsponsored facilities, except that the issuer of the deposited securities enters into a deposit agreement with the depositary. The deposit agreement sets out the rights and responsibilities of the issuer, the depositary and the ADR holders. With sponsored facilities, the issuer of the deposited securities generally will bear some of the costs relating to the facility (such as dividend payment fees of the depositary), although ADR holders continue to bear certain other costs (such as deposit and withdrawal fees). Under the terms of most sponsored arrangements, depositories agree to distribute notices of shareholder meetings and voting instructions, and to provide shareholder communications and other information to the ADR holders at the request of the issuer of the deposited securities. The Funds may invest in sponsored and unsponsored ADRs.


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
ETF'S OR EXCHANGE TRADED FUNDS. The Funds may invest in shares of open-end mutual funds or unit investment trusts that are traded on a stock exchange, called exchange-traded funds or ETFs. Typically, an ETF seeks to track the performance of an index, such as the S&P 500 or the NASDAQ 100, by holding in its portfolio either the same securities that comprise the index, or a representative sample of the index. Investing in an ETF will give a fund exposure to the securities comprising the index on which the ETF is based, and the Funds will gain or lose value depending on the performance of the index. ETFs have expenses, including advisory and administrative fees paid by ETF shareholders, and, as a result, an investor in the Funds is subject to a duplicate level of fees if a Fund invests in ETFs.

Unlike shares of typical mutual funds or unit investment trusts, shares of ETFs are bought and sold based on market values throughout each trading day, and not at net asset value. For this reason, shares could trade at either a premium or discount to net asset value. Currently, the Funds intend to invest only in ETFs that track equity market indices. The portfolios held by these ETFs are publicly disclosed on each trading day, and an approximation of actual net asset value is disseminated throughout the trading day. Because of this transparency, the trading prices of these index-based ETFs tend to closely track the actual net asset value of the underlying portfolios. If available, the Funds may invest in ETFs that are based on fixed income indices, or that are actively managed. Actively managed ETFs will likely not have the transparency of index based ETFs, and therefore, may be more likely to trade at a discount or premium to actual net asset values. If an ETF held by the fund trades at a discount to net asset value, the fund could lose money even if the securities in which the ETF invests go up in value.

COMMON STOCKS. Common stocks are shares of a corporation or other entity that entitle the holder to a pro rata share of the profits of the corporation, if any, without preference over any other shareholder or class of shareholders, including holders of the entity's preferred stock and other senior equity. Common stock usually carries with it the right to vote and frequently an exclusive right to do so.

PREFERRED STOCKS. Preferred stocks are shares of a corporation or other entity that pay dividends at a specified rate and have precedence over common stock in the payment of dividends. If the corporation or other entity is liquidated or declares bankruptcy, the claims of owners of preferred stock will have precedence over the claims of owners of common stock, but not over the claims of owners of bonds. Some preferred stock dividends are non-cumulative, but some are "cumulative," meaning that they require that all or a portion of prior unpaid dividends be paid to preferred stockholders before any dividends are paid to common stockholders. Certain preferred stock dividends are "participating" and include an entitlement to a dividend exceeding the specified dividend rate in certain cases. Investments in preferred stocks carry many of the same risks as investments in common stocks and debt securities.

CONVERTIBLE SECURITIES. Convertible securities entitle the holder to acquire the issuer's common stock by exchange or purchase for a predetermined rate. Convertible securities can be bonds, notes, debentures, preferred stock or other securities which are convertible into common stock. Convertible securities are subject both to the credit and interest rate risks associated with fixed income securities and to the stock market risk associated with equity securities. Convertible securities rank senior to common stocks in a corporation's capital structure. They are consequently of higher quality and entail less risk than the corporation's common stock, although the extent to which such risk is reduced depends in large measure upon the degree to which the convertible security sells above its value as a fixed income security. The Funds may purchase convertible securities rated Ba or lower by Moody's Investors Service, Inc. ("Moody's") or BB or lower by Standard & Poor's Ratings Group ("S&P") and may also purchase non-rated securities considered by the manager to be of comparable quality. Although the fund selects these securities primarily on the basis of their equity characteristics, investors should be aware that debt securities rated in these categories are considered high risk securities; the rating agencies consider them speculative, and payment of interest and principal is not considered well assured. To the extent that such convertible securities are acquired by the fund, there is a greater risk as to the timely payment of the principal of, and timely payment of interest or dividends on, such securities than in the case of higher rated convertible securities.

REAL ESTATE INVESTMENT TRUSTS. The Funds may invest in equity real estate investment trusts ("REITs"). REITs are entities which either own properties or make construction or mortgage loans. Equity REITs own real estate directly and the value of, and income earned by, the trust depends upon the income of the underlying properties and the rental income they earn. Equity REITs can also realize capital gains by selling properties that have appreciated in value. A Fund's investments in REITs are subject to the risks associated with particular properties and with the real estate market in general, including the risks of a general downturn in real estate values. The value of securities issued by REITs are affected by tax and regulatory requirements and by perceptions of management skill. A Fund's investments in REITs is also subject to heavy cash flow dependency, defaults, self-liquidation, the possibility of failing to qualify for tax-free status under the Internal Revenue Code of 1986, as amended (the "Code"), and failing to maintain exemption from the 1940 Act. By investing in REITs indirectly through a Fund, a shareholder will bear expenses of the REIT in addition to expenses of the Fund.

COMMERCIAL PAPER. Commercial paper consists of short-term (usually 1 to 270 days) unsecured promissory notes issued by corporations in order to finance their current operations. A variable amount master demand note (which is a type of commercial paper) represents a direct borrowing arrangement involving periodically fluctuating rates of interest under a letter agreement between a commercial paper issuer and an institutional lender, such as the fund pursuant to which the lender may determine to invest varying amounts. Transfer of such notes is usually restricted by the issuer, and there is no secondary trading market for such notes.

ASSET-BACKED COMMERCIAL PAPER. Asset-backed commercial paper is commercial paper issued by a bankruptcy remote special purpose entity to fund the acquisition of financial assets (such as trade receivables, commercial loans, auto and equipment loans, leases or collateral debt obligations) that is repaid from the cash flows of those receivables on a specific date.

BANK INSTRUMENTS. The Core Bond Fund may invest in bank instruments, which include Eurodollar certificates of deposit ("ECDs"), Eurodollar time deposits ("ETDs") and Yankee Certificates of deposit ("Yankee CDs"). ECDs, ETDs, and Yankee CDs are subject to somewhat different risks from the obligations of domestic banks. ECDs are US dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated in US dollars and held in the United States. Different risks may also exist for ECDs, ETDs, and Yankee CDs because the banks issuing these instruments, or their domestic or foreign branches, are not necessarily subject to the same regulatory requirements that apply to domestic banks, such as reserve requirements, loan limitations, examinations, accounting, auditing and recordkeeping, and the public availability of information. These factors will be carefully considered by the money managers when evaluating credit risk in the selection of investments for the Core Bond Fund.

INDEXED COMMERCIAL PAPER. Indexed commercial paper is US-dollar denominated commercial paper the yield of which is linked to certain foreign exchange rate movements. The yield to the investor on indexed commercial paper is established at maturity as a function of spot exchange rates between the US dollar and a designated currency as of or about that time. The yield to the investor will be within a range stipulated at the time of purchase of the obligation, generally with a guaranteed minimum rate of return that is below, and a potential maximum rate of return that is above, market yields on US-dollar denominated commercial paper, with both the minimum and maximum rates of return on the investment corresponding to the minimum and maximum values of the spot exchange rate two business days prior to maturity. While such commercial paper entails risk of loss of principal, the potential risk for realizing gains as a result of changes in foreign currency exchange rates enables a Fund to hedge (or cross-hedge) against a decline in the US dollar value of investments denominated in foreign currencies while providing an attractive money market rate of return.

US GOVERNMENT OBLIGATIONS. The types of US government obligations the Funds may purchase include: (1) a variety of US Treasury obligations which differ only in their interest rates, maturities and times of issuance: (a) US Treasury bills at time of issuance have maturities of one year or less, (b) US Treasury notes at time of issuance have maturities of one to ten years and (c) US Treasury bonds at time of issuance generally have maturities of greater than ten years; (2) obligations issued or guaranteed by US government agencies and instrumentalities and supported by any of the following: (a) the full faith and credit of the US Treasury (such as Government National Mortgage Association participation certificates), (b) the right of the issuer to borrow an amount limited to a specific line of credit from the US Treasury, (c) discretionary authority of the US government agency or instrumentality or (d) the credit of the instrumentality (examples of agencies and instrumentalities are: Federal Land Banks, Farmers Home Administration, Central Bank for Cooperatives, Federal Intermediate Credit Banks, Federal Home Loan Banks and Federal National Mortgage Association). No assurance can be given that the US government will provide financial support to such US government agencies or instrumentalities described in (2)(b), (2)(c) and
(2)(d) in the future, other than as set forth above, since it is not obligated to do so by law. Accordingly, such US government obligations may involve risk of loss of principal and interest. The Funds may invest in fixed-rate and floating or variable rate US government obligations. The Funds may purchase US government obligations on a forward commitment basis.

STRIPS. The Funds may invest in STRIPS (Separate Trading of Registered Interest and Principal of Securities). STRIPS are created by separating the interest and principal components of an outstanding US Treasury or agency note or bond and selling them as individual securities. STRIPS generally trade like zero coupon securities, which do not pay interest periodically but accrue interest until maturity. STRIPS tend to be subject to the same risks as zero coupon securities. The market prices of STRIPS generally are more volatile than the market prices of securities with similar maturities that pay interest periodically and are likely to respond to changes in interest rates to a greater degree than do non-zero coupon securities having similar maturities and credit quality.



VARIABLE AND FLOATING RATE SECURITIES. A floating rate security is one whose terms provide for the automatic adjustment of its interest rate whenever a specified interest rate changes. A variable rate security is one whose terms provide for the automatic establishment of a new interest rate on set dates. The interest rate on floating rate securities is ordinarily tied to and is a specified margin above or below the prime rate of a specified bank or some similar objective standard, such as the yield on the 90-day US Treasury Bill rate, and may change as often as twice daily. Generally, changes in interest rates on variable and floating rate securities will reduce changes in the securities' market value from the original purchase price resulting in the potential for capital appreciation or capital depreciation being less than for fixed-income obligations with a fixed interest rate.

WARRANTS. Warrants are instruments which entitle the holder to buy an equity security at a specific price for a specific period of time. Changes in the value of a warrant do not necessarily correspond to changes in the value of its underlying security. The price of a warrant may be more volatile than the price of its underlying security, and a warrant may offer greater potential for capital appreciation as well as capital loss.

ZERO COUPON SECURITIES. Zero coupon securities are notes, bonds and debentures that (1) do not pay current interest and are issued at a substantial discount from par value, (2) have been stripped of their unmatured interest coupons and receipts or (3) pay no interest until a stated date one or more years into the future. These securities also include certificates representing interests in such stripped coupons and receipts. Zero coupon securities trade at a discount from their par value and are subject to greater fluctuations of market value in response to changing interest rates.

MORTGAGE-RELATED AND OTHER ASSET-BACKED SECURITIES. The forms of mortgage-related and other asset-backed securities the Funds may invest in include the securities described below:

MORTGAGE PASS-THROUGH SECURITIES. Mortgage pass-through securities are securities representing interests in "pools" of mortgages in which payments of both interest and principal on the securities are generally made monthly. The securities are "pass-through" securities because they provide investors with monthly payments of principal and interest which in effect are a "pass-through" of the monthly payments made by the individual borrowers on the underlying mortgages, net of any fees paid to the issuer or guarantor. The principal governmental issuer of such securities is the Government National Mortgage Association ("GNMA"), which is a wholly owned US government corporation within the Department of Housing and Urban Development. Government-related issuers include the Federal Home Loan Mortgage Corporation ("FHLMC"), a corporate instrumentality of the United States created pursuant to an Act of Congress, and which is owned entirely by the Federal Home Loan Banks, and the Federal National Mortgage Association ("FNMA"), a government sponsored corporation owned entirely by private stockholders. Commercial banks, savings and loan institutions, private mortgage insurance companies, mortgage bankers and other secondary market issuers also create pass-through pools of conventional residential mortgage loans. Such issuers may be the originators of the underlying mortgage loans as well as the guarantors of the mortgage-related securities.

COLLATERALIZED MORTGAGE OBLIGATIONS. Collateralized mortgage obligations ("CMOs") are hybrid instruments with characteristics of both mortgage-backed bonds and mortgage pass-through securities. Similar to a bond, interest and pre-paid principal on a CMO are paid, in most cases, monthly. CMOs may be collateralized by whole mortgage loans but are more typically collateralized by portfolios of mortgage passthrough securities guaranteed by GNMA, FHLMC, or FNMA. CMOs are structured into multiple classes (or "tranches"), with each class bearing a different stated maturity.

ASSET-BACKED SECURITIES. Asset-backed securities represent undivided fractional interests in pools of instruments, such as consumer loans, and are similar in structure to mortgage-related pass-through securities. Payments of principal and interest are passed through to holders of the securities and are typically supported by some form of credit enhancement, such as a letter of credit liquidity support, surety bond, limited guarantee by another entity or by priority to certain of the borrower's other securities. The degree of enhancement varies, generally applying only until exhausted and covering only a fraction of the security's par value. If the credit enhancement held by a Fund has been exhausted, and if any required payments of principal and interest are not made with respect to the underlying loans, the Fund may experience loss or delay in receiving payment and a decrease in the value of the security.

RISK FACTORS. Prepayment of principal on mortgage or asset-backed securities may expose a Fund to a lower rate of return upon reinvestment of principal. Also, if a security subject to prepayment has been purchased at a premium, in the event of prepayment the value of the premium would be lost. Like other fixed-income securities, the value of mortgage-related securities is affected by fluctuations in interest rates.

LOAN PARTICIPATIONS. The Funds may purchase participations in commercial loans. Such indebtedness may be secured or unsecured. Loan participations typically represent direct participation in a loan to a corporate borrower, and generally are offered by banks or other financial institutions or lending syndicates. In purchasing the loan participations, a Fund assumes the credit risk associated with the corporate buyer and may assume the credit risk associated with the interposed bank or other financial intermediary. The participation may not be rated by a nationally recognized rating service. Further, loan participations may not be readily marketable and may be subject to restrictions on resale. Loan participations are generally illiquid investments and are priced through a nationally recognized pricing service which determines loan prices by surveying available dealer quotations. If the corporate borrower defaults on its obligations, a Fund may end up owning the underlying collateral.

MUNICIPAL OBLIGATIONS. "Municipal obligations" are debt obligations issued by states, territories and possessions of the United States and the District of Columbia and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which may be exempt from federal income tax in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes and certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations are classified as general obligation bonds, revenue bonds and notes.

   MUNICIPAL BONDS. Municipal bonds generally have maturities of more than one year when issued and have two principal classifications -- General Obligation Bonds and Revenue Bonds.

      GENERAL OBLIGATION BONDS - are secured by the issuer's pledge of its faith, credit and taxing power for the payment of principal and interest.

      REVENUE BONDS - are payable only from the revenues derived from a particular facility or group of facilities or from the proceeds of special excise or other specific revenue service.

      INDUSTRIAL DEVELOPMENT BONDS - are a type of revenue bond and do not generally constitute the pledge of credit of the issuer of such bonds but rather the pledge of credit by the core obligor. The payment of the principal and interest on such bonds is dependent on the facility's user to meet its financial obligations and the pledge, if any, of real and personal property financed as security for such payment. Industrial development bonds are issued by or on behalf of public authorities to raise money to finance public and private facilities for business, manufacturing, housing, ports, pollution control, airports, mass transit and other similar type projects.

   MUNICIPAL NOTES. Municipal notes generally have maturities of one year or less when issued and are used to satisfy short-term capital needs. Municipal notes include:

      TAX ANTICIPATION NOTES - are issued to finance working capital needs of municipalities and are generally issued in anticipation of future tax revenues.

      BOND ANTICIPATION NOTES - are issued in expectation of a municipality issuing a long-term bond in the future. Usually the long-term bonds provide the money for the repayment of the notes.

      REVENUE ANTICIPATION NOTES - are issued in expectation of receipt of other types of revenues such as certain federal revenues.

      CONSTRUCTION LOAN NOTES - are sold to provide construction financing and may be insured by the Federal Housing Administration. After completion of the project, FNMA or GNMA frequently provides permanent financing.

      PRE-REFUNDED MUNICIPAL BONDS - are bonds no longer secured by the credit of the issuing entity, having been escrowed with US Treasury securities as a result of a refinancing by the issuer. The bonds are escrowed for retirement either at original maturity or at an earlier call date.

      TAX FREE COMMERCIAL PAPER - is a promissory obligation issued or guaranteed by a municipal issuer and frequently accompanied by a letter of credit of a commercial bank. It is used by agencies of state and local governments to finance seasonal working capital needs, or as short-term financing in anticipation of long-term financing.

      VARIABLE RATE DEMAND NOTES - are municipal obligations backed by an obligation of a commercial bank, such as a letter of credit, to the issuer thereof which allows the issuer to issue securities with a demand feature, which, when exercised, becomes effective in a stated time period of 1 to 30 days. The rate on the notes is readjusted periodically at a negotiated market clearing rate.

      TAX FREE PARTICIPATION CERTIFICATES - are tax free floating, or variable rate demand notes which are issued by a bank, insurance company or other financial institution or affiliated organization that sells a participation in the note. The Funds' money managers will continually monitor the pricing, quality and liquidity of the floating and variable rate demand instruments held by the Funds, including the participation certificates.

      A participation certificate gives a Fund an undivided interest in the municipal obligation in the proportion that the Fund's participation interest bears to the total principal amount of the municipal obligation and provides the demand feature described below. Each participation is backed by: an irrevocable letter of credit or guaranty of a bank which may be the bank issuing the participation certificate, a bank issuing a confirming letter of credit to that of the issuing bank, or a bank serving as agent of the issuing bank with respect to the possible repurchase of the certificate of participation; or insurance policy of an insurance company that the money manager has determined meets the prescribed quality standards for the Fund. The Fund has the right to sell the participation certificate back to the institution and draw on the letter of credit or insurance on demand after thirty days' notice for all or any part of the full principal amount of the Fund's participation interest in the security plus accrued interest. The Funds' money managers intend to exercise the demand feature only (1) upon a default under the terms of the bond documents, (2) as needed to provide liquidity to the Funds in order to make redemptions of Fund Shares, or (3) to maintain the required quality of its investment portfolios.

      The institutions issuing the participation certificates will retain a service and letter of credit fee and a fee for providing the demand feature, in an amount equal to the excess of the interest paid on the instruments over the negotiated yield at which the participations were purchased by a Fund. The total fees generally range from 5% to 15% of the applicable prime rate or other interest rate index. The Fund will attempt to have the issuer of the participation certificate bear the cost of the insurance. The Fund retains the option to purchase insurance if necessary, in which case the cost of insurance will be a capitalized expense of the Fund.

ECONOMIC AND MONETARY UNION (EMU). EMU began on January 1, 1999 when 11 European countries adopted a single currency -- the Euro. On January 1, 2002, 12 countries adopted the Euro as their sole currency. EMU may create new economic opportunities for investors, such as lower interest rates, easier cross-border mergers, acquisitions and similar restructurings, more efficient distribution and product packaging and greater competition. Budgetary decisions remain in the hands of each participating country, but are subject to each country's commitment to avoid "excessive deficits" and other more specific budgetary criteria. A European Central Bank is responsible for setting the official interest rate within the Euro zone. EMU and the introduction of the Euro, however, present unique risks and uncertainties for investors in EMU-participating countries, including: (i) monetary and economic union on this scale has never before been attempted; (ii) there is uncertainty whether participating countries will remain committed to EMU in the face of changing economic conditions; (iii) instability within EMU may increase the volatility of European markets and may adversely affect the prices of securities of European issuers in the fund's portfolio; (iv) there is uncertainty concerning the fluctuation of the Euro relative to non-Euro currencies; and (v) there is no assurance that interest rate, tax and labor regimes of EMU-participating countries will converge over time. These and other factors may cause market disruption and could adversely affect European securities and currencies held by the fund.

INVESTMENT IN FOREIGN SECURITIES. The Funds may invest in foreign securities traded on US or foreign exchanges or in the over-the-counter market. Investing in securities issued by foreign governments and corporations involves considerations and possible risks not typically associated with investing in obligations issued by the US government and domestic corporations. Less information may be available about foreign companies than about domestic companies, and foreign companies generally are not subject to the same uniform accounting, auditing and financial reporting standards or to other regulatory practices and requirements comparable to those applicable to domestic companies. The values of foreign investments are affected by changes in currency rates or exchange control regulations, application of foreign tax laws, including withholding taxes, changes in governmental administration or economic or monetary policy (in the United States or abroad) or changed circumstances in dealings between nations. Costs are incurred in connection with conversions between various currencies. In addition, foreign brokerage commissions are generally higher than in the United States, and foreign securities markets may be less liquid, more volatile and less subject to governmental supervision than in the United States. Investments in foreign countries could be affected by other factors not present in the United States, including nationalization, expropriation, confiscatory taxation, lack of uniform accounting and auditing standards and potential difficulties in enforcing contractual obligations and could be subject to extended settlement periods or restrictions affecting the prompt return of capital to the United States.

INVESTMENT IN EMERGING MARKETS. Foreign investment may include emerging market debt and emerging market stock. The Funds may invest in the following types of emerging market debt -- bonds; notes and debentures of emerging market governments; debt and other fixed-income securities issued or guaranteed by emerging market government agencies, instrumentalities or central banks; and other fixed-income securities issued or guaranteed by banks or other companies in emerging markets which the money managers believe are suitable investments for the Funds. Emerging markets consist of countries determined by the money managers of a Fund to have developing or emerging economies and markets. These countries generally include every country in the world except the United States, Canada, Japan, Australia and most countries located in Western Europe. The considerations outlined above when making investments in foreign securities also apply to investments in emerging markets. The risks associated with investing in foreign securities are often heightened for investments in developing or emerging markets. Investments in emerging or developing markets involve exposure to economic structures that are generally less diverse and mature, and to political systems which can be expected to have less stability, than those of more developed countries. Moreover, the economies of individual emerging market countries may differ favorably or unfavorably from the US economy in such respects as the rate of growth in gross domestic product, the rate of inflation, capital reinvestment, resource self-sufficiency and balance of payments position. Because the Funds' foreign securities will generally be denominated in foreign currencies, the value of such securities to the Funds will be affected by changes in currency exchange rates and in exchange control regulations. A change in the value of a foreign currency against the US dollar will result in a corresponding change in the US dollar value of the Funds' foreign securities. In addition, some emerging market countries may have fixed or managed currencies which are not free-floating against the US dollar. Further, certain emerging market countries' currencies may not be internationally traded. Certain of these currencies have experienced a steady devaluation relative to the US dollar. Many emerging market countries have experienced substantial, and in some periods extremely high, rates of inflation for many years. Inflation and rapid fluctuations in inflation rates have had, and may continue to have, negative effects on the economies and securities markets of certain emerging market countries.

FOREIGN GOVERNMENT SECURITIES. Foreign government securities which the Funds may invest in generally consist of obligations issued or backed by the national, state or provincial government or similar political subdivisions or central banks in foreign countries. Foreign government securities also include debt obligations of supranational entities, which include international organizations designated or backed by governmental entities to promote economic reconstruction or development, international banking institutions and related government agencies. These securities also include debt securities of "quasi-government agencies" and debt securities denominated in multinational currency units of an issuer.

BRADY BONDS. The Core Bond and Non-U.S. Funds may invest in Brady Bonds, the products of the "Brady Plan," under which bonds are issued in exchange for cash and certain of a country's outstanding commercial bank loans. The Brady Plan offers relief to debtor countries that have effected substantial economic reforms. Specifically, debt reduction and structural reform are the main criteria countries must satisfy in order to obtain Brady Plan status. Brady Bonds may be collateralized or uncollateralized, are issued in various currencies (primarily US-dollar) and are actively traded on the over-the-counter market.

                                     TAXES

ELECTION TO BE TAXED AS A REGULATED INVESTMENT COMPANY. Each Fund has elected to be treated as a regulated investment company under Subchapter M of the Internal Revenue Code (the "Code"). Each Fund has qualified as a regulated investment company for its most recent fiscal year and intends to continue to qualify during the current fiscal year. As a regulated investment company, a Fund generally pays no federal income tax on the income and gain it distributes. The Board reserves the right not to maintain the qualification of a Fund as a regulated investment company if it determines such a course of action to be beneficial to shareholders. In such case, the Fund will be subject to federal, and possibly state, corporate taxes on its taxable income and gain, and Fund distributions would be treated by shareholders as taxable dividend income to the extent of the Fund's earnings and profits.

DIVERSIFICATION REQUIREMENTS. Each Fund intends to comply with the diversification requirements of section 817(h) of the Code relating to the tax-deferred status of variable accounts that are based on insurance company separate accounts. If these requirements are not met, or under other limited circumstances, it is possible that the contract holders, rather than the separate accounts, will be treated for federal income tax purposes as the taxable owners of the assets held by the separate accounts.

EFFECT OF FOREIGN INVESTMENTS ON DISTRIBUTIONS. Certain Funds may invest in foreign securities and may be subject to foreign withholding taxes on income from those securities that may reduce distributions.

The Non-U.S. Fund may qualify for and make an election to pass through to shareholders the ability to claim a credit or deduction (subject to limitations) on their federal income tax returns for their pro rata share of any qualified foreign taxes paid by the Fund. Shareholders would be required to treat their pro rata share of such foreign taxes as having been distributed to them. The Non-U.S. Fund will qualify for the election in any given taxable year if, at the close of such taxable year, more than 50% of its total asset value consists of stock or other securities of foreign corporations.

INVESTMENT IN PFIC SECURITIES. If a Fund invests in securities of foreign entities that could be deemed for tax purposes to be passive foreign investment companies ("PFICs"), the Fund intends to mark-to-market these securities and recognize any gain at the end of its fiscal year. Any mark to market losses and any losses from an actual disposition of shares would be deductible as ordinary losses to the extent of any net mark to market gains included in income in prior years.

Shareholders of PFICs may, under certain circumstances, be subject to a deferred interest charge pursuant to section 1291 of the Code.

EXCISE TAX DISTRIBUTION REQUIREMENTS. To avoid federal excise taxes, the Code requires a Fund to make certain minimum distributions by December 31 of each year. Federal excise taxes will not apply to a Fund in a given calendar year, however, if all of its shareholders at all times during the calendar year are segregated asset accounts of life insurance companies where the shares are held in connection with variable products.

TAX CONSEQUENCES TO SHAREHOLDERS. Since shareholders of the Funds will be the insurance company separate accounts, no discussion is included herein concerning federal income tax consequences for the holders of the contracts. For information concerning the federal income tax consequences to any such holder, see the prospectus relating to the applicable contract.

At December 31, 2004, the following Funds had net tax basis capital loss carryforwards which may be applied against any net realized taxable gains in each succeeding year or until their respective expiration dates, whichever occurs first. Available capital loss carryforwards and expiration dates are as follows:





                            12/31/09        12/31/10         12/31/11        Totals
Multi-Style Equity Fund    $32,384,952     $42,288,325      $3,302,725     $77,976,002

Non-U.S. Fund               12,093,749      25,579,757       5,528,524      43,202,030

                           MONEY MANAGER INFORMATION

                            MULTI-STYLE EQUITY FUND

Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit, is a limited partnership the majority ownership interests in which are held by its affiliates. Alliance Capital Management Corporation, an indirect wholly-owned subsidiary of AXA Financial, Inc., a publicly traded financial services organization, is the general partner of both Alliance Capital Management L.P. and Alliance Capital Management Holding L.P. On a combined basis as of June 30, 2002, AXA Financial, Inc. has a 53% economic interest in Alliance Capital's business. The remaining economic interest is held by unaffiliated unit holders (32%) and employees (15%).

Ark Asset Management Co., Inc. is a wholly-owned subsidiary of Ark Asset Holdings, Inc., which is primarily controlled by C. Charles Hetzel.

DePrince, Race & Zollo, Inc. is controlled by the following: Gregory M. DePrince, John D. Race and Victor A. Zollo, each owning 30% of the firm.

Institutional Capital Corporation is controlled by its majority shareholder, Robert H. Lyon.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.


Montag & Caldwell, Inc. is an indirect wholly-owned subsidiary of ABN AMRO Holdings N.V., a publicly traded company. Other entities in the corporate chain of control of which Montag & Caldwell, Inc. is a direct or indirect wholly-owned subsidiary include ABN AMRO Bank N.V., ABN AMRO Asset Management Holding NV and ABN AMRO Asset Management Holdings, Inc.


Turner Investment Partners, Inc. is a corporation controlled by Robert E.
Turner.

                             AGGRESSIVE EQUITY FUND

CapitalWorks Investment Partners, LLC is a liability company controlled by its members who include John D. Wylie, Jack C. Marshall, Mark J. Correnti and Donovan T. Garcia.

David J. Greene and Company, LLC, is a limited liability company controlled by Michael C. Greene and Alan I. Greene.

Geewax, Terker & Company is a general partnership with its general partners, John J. Geewax and Bruce E Terker, each owning 50% of the firm.

Goldman Sachs Asset Management, L.P. is a wholly-owned direct and indirect subsidiary of the Goldman Sachs Group, Inc., a publicly traded company.

Gould Investment Partners LLC is a limited liability company controlled by Richard H. Gould.

Jacobs Levy Equity Management, Inc. is owned by Bruce Jacobs and Kenneth Levy.

Nicholas-Applegate Capital Management LLC is owned 100% by Allianz of America, a wholly-owned subsidiary of Allianz AG, a publicly traded company.

TimesSquare Capital Management, LLC ("TimesSquare") is 60% owned by Affiliated Managers Group, Inc., a publicly traded corporation. Employees of TimesSquare own the remaining 40%, with no individual employee beneficially owning 25% or greater.

                                 NON-U.S. FUND


AQR Capital Management, LLC is majority-owned and controlled by its principals Clifford S. Asness, Ph.D., John M. Liew, Ph.D., David Kabiller, CFA Robert Krail, Brian K. Hurst, Jacques A. Friedman and Oktay Kurbanov.


Fidelity Management & Research Company is a wholly-owned subsidiary of FMR Corp. Members of the Edward C. Johnson III family are predominant owners of a class of shares of common stock representing approximately 49% of the voting power of FMR Corp.

The Boston Company Asset Management, LLC is a wholly-owned, indirect subsidiary of Mellon Financial Corporation, a publicly held corporation.


Wellington Management Company, LLP is a limited liability partnership with no one individual controlling more than 25%.


                           REAL ESTATE SECURITIES FUND

AEW Management and Advisors, L.P. is a limited partnership that is a wholly - owned subsidiary of AEW Capital Management, L.P., which in turn is a wholly - owned subsidiary of CDC IXIS Asset Management North America, L.P. ("CDCAM NA"). CDCAM NA is a wholly - owned subsidiary of CDC IXIS Asset Management, a French company ("CDCAM"). CDCAM is majority - owned by Eulia and indirectly owned, through Eulia by Caisse Nationale des Caisses D'Epargne and CNP Assurances, in a joint venture with Caisse des Depots et Consignations ("CDC"). CDC is wholly - owned by the French Government.

Heitman Real Estate Securities, LLC is 50% owned by its employees, with no one individual employee beneficially owning 25% or greater, and 50% owned by Old Mutual plc, a publicly traded company.

INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Real Estate Division ("INVESCO") is an indirect, wholly-owned subsidiary of AMVESCAP, PLC, a publicly traded corporation. Other entities in the corporate chain of control of which INVESCO is a direct or indirect wholly-owned subsidiary include AVZ, Inc., AMVESCAP Group Services, Inc. and INVESCO North American Holdings, Inc.

RREEF America L.L.C. is an indirect wholly-owned subsidiary of Deutsche Bank, A.G., a publicly traded company. Other entities in the corporate chain of control of which RREEF America L.L.C. is a direct or indirect wholly-owned subsidiary include Deutsche Bank Americas Holding Corp. and Taunus Corporation.

                                 CORE BOND FUND

Bear Stearns Asset Management Inc. is a publicly traded company.

Pacific Investment Management Company LLC ("PIMCO") is approximately 70% owned by Allianz Dresdner Asset Management L.P. (ADAM) and approximately 30% owned by Pacific Life Insurance Company, a publicly traded company. ADAM is majority owned by Allianz AG, a publicly traded company.

                          RATINGS OF DEBT INSTRUMENTS

CORPORATE AND MUNICIPAL BOND RATINGS.

      MOODY'S INVESTORS SERVICE, INC. (MOODY'S):

            Aaa -- Bonds which are rated Aaa are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged." Interest payments are protected by a large or by an exceptionally stable margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues.

            Aa -- Bonds which are rated Aa are judged to be of high quality by all standards. Together with the Aaa group they comprise what are generally known as high grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long - term risks appear somewhat larger than in Aaa securities.

            A -- Bonds which are rated A possess many favorable investment attributes and are to be considered as upper medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future.

            Baa -- Bonds which are rated Baa are considered as medium - grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great period of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

            Ba -- Bonds which are rated Ba are judged to have speculative elements; their future cannot be considered as well assured. Often the protection of interest and principal payments may be very moderate and thereby not well safeguarded during other good and bad times over the future. Uncertainty of position characterizes bonds in this class.

            B -- Bonds which are rated B generally lack characteristics of the desirable investment. Assurance of interest and principal payments or maintenance of other terms of the contract over any long period of time may be small.

            Caa -- Bonds which are rated Caa are of poor standing. Such issues may be in default or there may be present elements of danger with respect to principal and interest.

            Ca -- Bonds which are rated Ca represent obligations which are speculative in a high degree. Such issues are often in default or have other marked shortcomings.

            C -- Bonds which are rated C are the lowest rated class of bonds and issues so rated can be regarded as having extremely poor prospects of ever attaining any real investment standing.

            Moody's applies numerical modifiers, 1, 2 and 3 in each generic rating classification in its corporate bond rating system. The modifier 1 indicates that the security ranks in the higher end of its generic category; the modifier 2 indicates a mid - range ranking; and modifier 3 indicates that the issue ranks in the lower end of its generic rating category.

      STANDARD & POOR'S RATINGS GROUP ("S&P"):

            AAA -- This is the highest rating assigned by S&P to a debt obligation and indicates an extremely strong capacity to pay principal and interest.

            AA -- Bonds rated AA also qualify as high - quality debt obligations. Capacity to pay principal and interest is very strong, and in the majority of instances they differ from AAA issues only in small degree.

            A -- Bonds rated A have a strong capacity to pay principal and interest, although they are somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions.

            BBB- -- Bonds rated BBB are regarded as having an adequate capacity to pay interest and repay principal. While bonds with this rating normally exhibit adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than debt in higher rated categories.

            BB, B, CCC, CC, C -- Bonds rated BB, B, CCC, CC and C are regarded, on balance, as predominantly speculative with respect to capacity to pay interest and repay principal in accordance with the terms of the obligation. BB indicates the lowest degree of speculation and C the highest degree of speculation. While such debt will likely have some quality and protective characteristics, these may be outweighed by large uncertainties or major risk exposures to adverse conditions.

            BB -- Bonds rated BB have less near - term vulnerability to nonpayment than other speculative issues. However, they face major ongoing uncertainties or exposure to adverse business, financial, or economic conditions which could lead to the obligor's inadequate capacity to meet its financial commitment on the obligation.

            B -- Bonds rated B have a greater vulnerability to nonpayment than obligations rated `BB' but currently have the capacity to meet interest payments and principal repayments. Adverse business, financial, or economic conditions will likely impair capacity or willingness to pay interest and repay principal.

            CCC -- A bond rated CCC is currently vulnerable to nonpayment, and is dependent upon favorable business, financial, and economic conditions for the obligor to meet its financial commitment on the obligation. In the event of adverse business, financial, or economic conditions, the obligor is not likely to have the capacity to meet its financial commitment on the obligation.

            CC -- An obligation rated CC is currently highly vulnerable to nonpayment.

            C -- The C rating may be used to cover a situation where a bankruptcy petition has been filed or similar action has been taken, but payments on this obligation are being continued.

            D -- Bonds rated D are in payment default. The D rating is used when interest payments or principal payments are not made on the date due even if the applicable grace period has not expired, unless S&P believes such payments will be made during such grace period. The D rating also will be used upon the filing of a bankruptcy petition or the taking of similar action if payments on an obligation are jeopardized.

            Plus (+) or Minus ( - ): The ratings from AA to CCC may be modified by the addition of a plus or minus sign to show relative standing within the major rating categories.

            The (r) symbol is attached to the ratings of instruments with significant noncredit risks. It highlights risks to principal or volatility of expected returns which are not addressed in the credit rating. Examples include: obligations linked or indexed to equities, currencies, or commodities; obligations exposed to severe prepayment risk - such as interest-only or principal-only mortgage securities; and obligations with unusually risky interest terms, such as inverse floaters.

STATE, MUNICIPAL NOTES AND TAX EXEMPT DEMAND NOTES.

      MOODY'S:

            Moody's rating for state, municipal and other short - term obligations will be designated Moody's Investment Grade ("MIG"). This distinction is in recognition of the differences between short
            - term credit risk and long - term risk. Factors affecting the liquidity of the borrower are uppermost in importance in short - term borrowing, while various factors of the first importance in bond risk are of lesser importance in the short run.

      Symbols used are as follows:

            MIG - 1/VMIG 1 - - This designation denotes best quality. There is present strong protection by established cash flows, superior liquidity support or demonstrated broad based access to the market for refinancing.

            MIG - 2/VMIG 2 - - This designation denotes best quality. Margins of protection are ample although not so large as in the preceding group.

            MIG - 3/VMIG 3 - - This designation denotes favorable quality. All security elements are accounted or but there is a lacking the undeniable strength of the preceding grades. Liquidity and cash flow protection may be narrow and market access for refinancing is likely to be less well established.

            SG - - This designation denotes speculative quality. Debt instruments in this category lack margins of protection.

      S&P:

            A S&P note rating, reflects the liquidity concerns and market access risks unique to notes. Notes due in 3 years or less will likely receive a note rating. Notes maturing beyond 3 years will most likely receive a long
      - term debt rating. The following criteria will be used in making that assessment:

                  -- Amortization schedule (the larger the final maturity relative to other maturities, the more likely it will be treated as a note).

                  -- Source of payment (the more dependent the issue is on the market for its refinancing, the more likely it will be treated as a note).

            Note rating symbols are as follows:

            SP- 1 -- Strong capacity to pay principal and interest. Issues determined to possess very strong characteristics are given a plus (+) designation.

            SP- 2 -- Satisfactory capacity to pay principal and interest, with some vulnerability to adverse financial and economic changes over the term of the notes.

            SP- 3 -- Speculative capacity to pay principal and interest.

COMMERCIAL PAPER RATINGS.

            MOODY'S:

            Prime - 1 -- Issuers rated Prime-1 (or supporting institutions) have a superior ability for repayment of senior short-term debt obligations. Prime-1 repayment ability will often be evidenced by many of the following characteristics:
            -     Leading market positions in will-established industries.
            -     High rates of return on funds employed.
            - Conservative capitalization structure with moderate reliance on debt and ample asset protection.
            - Broad margins in earnings coverage of fixed financial charges and high internal cash generation.
            - Well-established access to a range of financial markets and assured sources of alternate liquidity.

            Prime - 2 -- Issuers rated Prime-2 (or supporting institutions) have a strong ability for repayment of senior short-term debt obligations. This will normally be evidenced by many of the characteristics cited above but to a lesser degree. Earnings trends and coverage ratios, wile sound, may be more subject to variation. Capitalization characteristics, while still appropriate, may be more affected by external conditions. Ample alternate liquidity is maintained.

            Prime - 3 -- Issuers rated Prime-3 (or supporting institutions) have an acceptable ability for repayment of senior short-term obligations. The effect of industry characteristics and market compositions may be more pronounced. Variability in earnings and profitability may result in changes in the level of debt protection measurements and may require relatively high financial leverage. Adequate alternate liquidity is maintained.

            ISSUERS RATED NOT PRIME DO NOT FALL WITHIN ANY OF THE PRIME RATING CATEGORIES.

            WR - Withdrawn

            S&P:

            A - 1 - An obligor rated "A - 1" has STRONG capacity to meet its financial commitments. It is rated in the highest category by Standard & Poor's. Within this category, certain obligors are designated with a plus sign (+). This indicates that the obligor's capacity to meet its financial commitments is EXTREMELY STRONG.

            A - 2 - An obligor rated "A - 2" has SATISFACTORY capacity to meet its financial commitments. However, it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than obligors in the highest rating category.

            A - 3 - An obligor rated "A - 3" has ADEQUATE capacity to meet its financial obligations. However, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity of the obligor to meet its financial commitments.

            B - An obligor rated "B" is regarded as VULNERABLE and has significant speculative characteristics. The obligor currently has the capacity to meet its financial commitments; however, it faces major ongoing uncertainties which could lead to the obligor's inadequate capacity to meet its financial commitments.

            C - An obligor rated "C" is CURRENTLY VULNERABLE to nonpayment and is dependent upon favorable business, financial, and economic conditions for it to meet its financial commitments on the obligation.

            D - An obligor rated "D" is in payment default. The "D" rating is used when payments on an obligation are not made on the date due even if the applicable grace period has not expired, unless Standard & Poor's believes that such payments will be made during such grace period. The "D" rating also will be used upon the filing of a bankruptcy petition or the taking of a similar action if payments on an obligation are jeopardized.

            N.R. - An issuer designated N.R. is not rated.

            FITCH INVESTORS SERVICE, INC.:

            F1 - Highest credit quality. Indicates the strongest capacity for timely payment of financial commitments; may have an added "+" to denote any exceptionally strong credit feature.

            F2 - Good credit quality. A satisfactory capacity for timely payment of financial commitments, but the margin of safety is not as great as in the case of the higher ratings.

            F3 - Fair credit quality. The capacity for timely payment of financial commitments is adequate; however, near - term adverse changes could result in a reduction to non - investment grade.

            B - Speculative. Minimal capacity for timely payment of financial commitments, plus vulnerability to near - term adverse changes in financial and economic conditions.

            C - High default risk. Default is a real possibility. Capacity for meeting financial commitments is solely reliant upon a sustained, favorable business and economic environment.

            D - Default. Denotes actual or imminent payment default.

            NOTES TO SHORT - TERM RATINGS:

            "+" or " - " may be appended to a rating to denote relative status within major rating categories. Such suffices are not added to Shot
            - term ratings other than "F - 1."

                              FINANCIAL STATEMENTS


The 2004 annual financial statements of the Funds, including notes to financial statements, financial highlights, and the Report of Independent Registered Public Accounting Firm, are included in RIF's Annual Reports to Shareholders. Copies of these Annual Reports accompany this Statement of Additional Information and are incorporated herein by reference.

                                    GLOSSARY

BANK INSTRUMENTS -- Include certificates of deposit, bankers' acceptances and time deposits, and may include European certificates of deposit ("ECDs"), European time deposits ("ETDs") and Yankee certificates of deposit ("Yankee CDs"). ECDs are dollar denominated certificates of deposit issued by foreign branches of US and foreign banks; ETDs are US dollar denominated time deposits in a foreign branch of a US bank or a foreign bank; and Yankee CDs are certificates of deposit issued by a US branch of a foreign bank denominated is US dollars and held in the United States.

BRADY BONDS -- Product of the "Brady Plan," under which bonds are issued in exchange for cash and certain of the country's outstanding commercial bank loans.

BOARD -- The Board of Trustees of RIF.

CASH RESERVES - - The Funds are authorized to invest their cash reserves (i.e., money awaiting investment in the specific types of securities to be acquired by a Fund or cash held to meet redemption requests or to pay expenses) in short term investments, including certain Frank Russell Investment Company money market funds. In addition to investing in such short term instruments, the Funds may use a hedging strategy for their cash reserves by exposing these reserves to the performance of appropriate markets by purchasing equity or fixed income securities and/or derivatives. This is intended to cause the Funds to perform as though their cash reserves were actually invested in those markets.

CODE -- Internal Revenue Code of 1986, as amended.

CONVERTIBLE SECURITY -- This is a fixed income security (a bond or preferred stock) that may be converted at a stated price within a specified period of time into a certain quantity of the common stock of the same or a different issuer. Convertible securities are senior to common stock in a corporation's capital structure but are usually subordinated to similar non-convertible securities. The price of a convertible security is influenced by the market value of the underlying common stock.

COVERED CALL OPTION -- A call option is "covered" if the Fund owns the underlying securities, has the right to acquire the securities without additional consideration, has collateral assets sufficient to meet its obligations under the option or owns an offsetting call option.

CUSTODIAN -- State Street Bank and Trust Company, RIF's custodian and portfolio accountant.

DEPOSITARY RECEIPTS -- These include American Depositary Receipts ("ADRs"), European Depositary Receipts, Global Depositary Receipts ("EDRs"), Global Depositary Receipts ("DGRs"), and other similar securities convertible into securities of foreign issuers.

DERIVATIVES -- These include forward currency exchange contracts, stock options, currency options, stock and stock index options, futures contracts, swaps and options on futures contracts on US government and foreign government securities and currencies.

DISTRIBUTOR -- Russell Fund Distributors, Inc., the organization that sells the Shares of the Funds under a contract with RIF.

EQUITY DERIVATIVE SECURITIES -- These include, among other instruments, options on equity securities, warrants and futures contracts on equity securities.

FNMA -- Federal National Mortgage Association.

FRC -- Frank Russell Company, consultant to RIF and to the Funds.

FORWARD COMMITMENTS -- Each Fund may agree to purchase securities for a fixed price at a future date beyond customary settlement time (a "forward commitment" or "when-issued" transaction), so long as the transactions are consistent with the Fund's ability to manage its portfolio and meet redemption requests. When effecting these transactions, liquid assets of a Fund of a dollar amount sufficient to make payment for the portfolio securities to be purchased are segregated on the Fund's records at the trade date and maintained until the transaction is settled.

FORWARD CURRENCY CONTRACTS -- This is a contract individually negotiated and privately traded by currency traders and their customers and creates an obligation to purchase or sell a specific currency for an agreed-upon price at a future date. The Funds generally do not enter into forward contracts with terms greater than one year, and they typically enter into forward contracts only under two circumstances. First, if a Fund enters into a contract for the purchase or sale of a security denominated in a foreign currency, it may desire to "lock in" the US dollar price of the security by entering into a forward contract to buy the amount of a foreign currency needed to settle the transaction. Second, if the Fund's money managers believe that the currency of a particular foreign country will substantially rise or fall against the US dollar, the Fund may enter into a forward contract to buy or sell the currency approximating the value of some or all of the Fund's portfolio securities denominated in the currency. A Fund will not enter into a forward contract if, as a result, it would have more than one-third of its assets committed to such contracts (unless it owns the currency that it is obligated to deliver or has caused the Custodian to segregate segregable assets having a value sufficient to cover its obligations). Although forward contracts are used primarily to protect a Fund from adverse currency movements, they involve the risk that currency movements will not be accurately predicted.

FRIMCO -- Frank Russell Investment Management Company, RIF's administrator, manager and transfer and dividend paying agent.

FUNDS -- The 5 investment series of RIF. Each Fund is considered a separate registered investment company (or RIC) for federal income tax purposes, and each Fund has its own investment objective, policies and restrictions.

FUTURES AND OPTIONS ON FUTURES -- An interest rate futures contract is an agreement to purchase or sell debt securities, usually US government securities, at a specified date and price. For example, a Fund may sell interest rate futures contracts (i.e., enter into a futures contract to sell the underlying debt security) in an attempt to hedge against an anticipated increase in interest rates and a corresponding decline in debt securities it owns. A Fund will have collateral assets equal to the purchase price of the portfolio securities represented by the underlying interest rate futures contracts it has an obligation to purchase.

GNMA -- Government National Mortgage Association.

ILLIQUID SECURITIES -- The Funds will not purchase or otherwise acquire any security if, as a result, more than 15% of a Fund's net assets (taken at current value) would be invested in securities, including repurchase agreements maturing in more than seven days, that are illiquid because of the absence of a readily available market or because of legal or contractual resale restrictions. No Fund will invest more than 10% of its respective net assets (taken at current value) in securities of issuers that may not be sold to the public without registration under the 1933 Act. These policies do not include (1) commercial paper issued under Section 4(2) of the Securities Act of1933, as amended (the "1933 Act"), or
(2) restricted securities eligible for resale to qualified institutional purchasers pursuant to Rule 144A under the 1933 Act that are determined to be liquid by the money managers in accordance with Board-approved guidelines.

INSURANCE COMPANY -- An insurance company that has a relationship with RIF pursuant to which RIF Funds are the investment base for one or more variable insurance products offered by such insurance company.

INVESTMENT GRADE -- Investment grade debt securities are those rated within the four highest grades by S&P (at least BBB) or Moody's (at least Baa), or unrated debt securities deemed to be of comparable quality by a money manager using Board-approved guidelines.

LENDING PORTFOLIO SECURITIES -- Each Fund may lend portfolio securities with a value of up to 33 1/3% of each Fund's total assets. These loans may be terminated at any time. A Fund will receive either cash (and agree to pay a "rebate" interest rate), US government or US government agency obligations as collateral in an amount equal to at least 102% (for loans of US securities) or 105% (for non-US securities) of the current market value of the loaned securities. The collateral is daily "marked-to-market," and the borrower will furnish additional collateral in the event that the value of the collateral drops below 100% of the market value of the loaned securities. If the borrower of the securities fails financially, there is a risk of delay in recovery of the securities or loss of rights in the collateral. Consequently, loans are made only to borrowers which are deemed to be of good financial standing.

MOODY'S -- Moody's Investors Service, Inc., an NRSRO

MUNICIPAL OBLIGATIONS -- Debt obligations issued by states, territories and possessions of the United States and the District of Columbia, and their political subdivisions, agencies and instrumentalities, or multi-state agencies or authorities the interest from which is exempt from federal income tax, including the alternative minimum tax, in the opinion of bond counsel to the issuer. Municipal obligations include debt obligations issued to obtain funds for various public purposes as well as certain industrial development bonds issued by or on behalf of public authorities. Municipal obligations may include project, tax anticipation, revenue anticipation, bond anticipation, and construction loan notes; tax-exempt commercial paper; fixed and variable rate notes; obligations whose interest and principal are guaranteed or insured by the US government or fully collateralized by US government obligations; industrial development bonds; and variable rate obligations.

NET ASSET VALUE (NAV) -- The value of a Fund is determined by deducting the Fund's liabilities from the total assets of the portfolio. The net asset value per share is determined by dividing the net asset value of the Fund by the number of its Shares that are outstanding.

NRSRO -- A nationally recognized statistical rating organization, such as S&P or Moody's.

NYSE -- New York Stock Exchange.

OPTIONS ON SECURITIES, SECURITIES INDEXES AND CURRENCIES -- A Fund may purchase call options on securities that it intends to purchase (or on currencies in which those securities are denominated) in order to limit the risk of a substantial increase in the market price of such security (or an adverse movement in the applicable currency). A Fund may purchase put options on particular securities (or on currencies in which those securities are denominated) in order to protect against a decline in the market value of the underlying security below the exercise price less the premium paid for the option (or an adverse movement in the applicable currency relative to the US dollar). Prior to expiration, most options are expected to be sold in a closing sale transaction. Profit or loss from the sale depends upon whether the amount received is more or less than the premium paid plus transaction costs. A Fund may purchase put and call options on stock indexes in order to hedge against risks of stock market or industry-wide stock price fluctuations. Call and/or put options also may be employed as a cost-efficient alternative to acquiring the securities for which the option is intended to serve as a proxy.

POLICIES -- one or more variable insurance products to be issued by one or more Insurance Companies.

PRIME RATE -- The interest rate charged by leading US banks on loans to their most creditworthy customers.

RIF -- Russell Investment Funds, an open-end management investment company which is registered with the SEC.

REPURCHASE AGREEMENTS -- A Fund may enter into repurchase agreements with a bank or broker-dealer that agrees to repurchase the securities at the Fund's cost plus interest within a specified time (normally the next business day). If the party agreeing to repurchase should default and if the value of the securities held by the Fund (102% at the time of agreement) should fall below the repurchase price, the Fund could incur a loss. Subject to the overall limitations described in "Illiquid Securities" in this Glossary, a Fund will not invest more than 15% of its net assets (taken at current market value) in repurchase agreements maturing in more than seven days.

REVERSE REPURCHASE AGREEMENTS -- A Fund may enter into reverse repurchase agreements to meet redemption requests when a money manager determines that selling portfolio securities would be inconvenient or disadvantageous. A reverse repurchase agreement is a transaction where a Fund transfers possession of a portfolio security to a bank or broker-dealer in return for a percentage of the portfolio security's market value. The Fund retains record ownership of the transferred security, including the right to receive interest and principal payments. At an agreed upon future date, the Fund repurchases the security by paying an agreed upon purchase price plus interest. Liquid assets of the Fund equal in value to the repurchase price, including any accrued interest, are segregated on the Fund's records while a reverse repurchase agreement is in effect.

RUSSELL 1000(R) INDEX -- The Russell 1000 Index consists of the 1,000 largest US companies by capitalization (i.e., market price per share times the number of shares outstanding). The smallest company in the Index at the time of selection has a capitalization of approximately $1 billion. The Index does not include cross-corporate holdings in a company's capitalization. For example, when IBM owned approximately 20% of Intel, only 80% of the total shares outstanding of Intel were used to determine Intel's capitalization. Also not included in the Index are closed-end investment companies, companies that do not file a Form 10-K report with the SEC, foreign securities, and American Depositary Receipts. The Index's composition is changed annually to reflect changes in market capitalization and share balances outstanding. The Russell 1000(R) Index is used as the basis for Quantitative Equity Fund's performance because FRIMCo believes it represents the universe of stocks in which most active money managers invest and is representative of the performance of publicly traded common stocks most institutional investors purchase.

S&P -- Standard & Poor's Ratings Group, an NRSRO.

S&P 500 -- Standard & Poor's 500 Composite Price Index.

SEC -- US Securities and Exchange Commission.

SEPARATE ACCOUNT -- a segregated asset account of an Insurance Company which hold Shares of RIF.

SHARES -- The Shares in the Funds described in this prospectus. Each share of a Fund represents a share of beneficial interest in the Fund.

STATEMENT -- RIF's Statement of Additional Information.

TRANSFER AGENT -- FRIMCo, in its capacity as RIF's transfer and dividend paying agent

US -- United States

US GOVERNMENT OBLIGATIONS -- These include US Treasury bills, notes, bonds and other obligations issued or guaranteed by the US government, its agencies or instrumentalities. US Treasury bills, notes and bonds, and GNMA participation certificates, are issued or guaranteed by the US government. Other securities issued by US government agencies or instrumentalities are supported only by the credit of the agency or instrumentality (for example, those issued by the Federal Home Loan Bank) whereas others, such as those issued by FNMA, have an additional line of credit with the US Treasury.

VARIABLE RATE OBLIGATION -- Municipal obligations with a demand feature that typically may be exercised within 30 days. The rate of return on variable rate obligations is readjusted periodically according to a market rate, such as the Prime rate. Also called floating rate obligations.

WARRANTS -- Typically, a warrant is a long-term option that permits the holder to buy a specified number of shares of the issuer's underlying common stock at a specified exercise price by a particular expiration date. A warrant not exercised or disposed of by its expiration date expires worthless.

1940 ACT -- The Investment Company Act of 1940, as amended. The 1940 Act governs the operations of RIF and the Funds.

1933 ACT -- The Securities Act of 1933, as amended.

                                                        Russell Investment Funds
                                                               File No. 33-18030
                                           1933 Act Post-Effective Amend. No. 20
                                                       1940 Act Amendment No. 24

                                     PART C

                                OTHER INFORMATION


Item 22     Exhibits

(a)         Master Trust Agreement (incorporated by reference to Pre-effective
            Amendment No. 4 filed September 20, 1996)

(a)(1)      Amendment No. 1 to the Master Trust Agreement dated October 5, 1998
            (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 6 filed February 9, 1999)

(a)(2)      Amendment No. 2 to the Master Trust Agreement dated February 8, 1999
            (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

(a)(3)      Amendment No. 3 to the Master Trust Agreement dated June 28, 1999
            (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 9 filed April 30, 2001)

(a)(4)      Amendment No. 4 to the Master Trust Agreement dated April 30, 2001
            (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 10 filed May 15, 2001)

(a)(5)      Amendment No. 5 to the Master Trust Agreement dated August 19, 2002
            (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 16 filed April 30, 2003)

(a)(6)      Amendment No. 6 to the Master Trust Agreement dated November 25,
            2002 (incorporated by reference to Item 23.1(b) filed under Post-Effective Amendment No. 16 filed April 30, 2003)

(b)         Bylaws (incorporated by reference to Pre-effective Amendment No. 4 filed September 20, 1996)

(c)         Specimen Certificate of Shares of the Registrant (none)

(d)(1)      Management Agreement between RIF and FRIMCo dated January 1, 1999
            (incorporated by reference to Post-Effective Amendment No. 6 filed
            February 9, 1999)

(d)(1)(a) Letter Agreement to the Management Agreement between RIF and FRIMCo dated February 8, 1999 adding the Real Estate Securities Fund
            (incorporated by reference to Item 23.4(a)(2) filed under Post-Effective Amendment No. 7 filed April 23, 1999)

(d)(2)      Form of Portfolio Management Agreement with Money Managers and Frank
            Russell Investment Management Company (incorporated by reference from Post-Effective Amendment No. 17 dated February 23, 2004)

(e)         Distribution Agreement between RIF and Russell Fund Distributors,
            Inc. dated January 1, 1999 (incorporated by reference to
            Post-Effective Amendment No. 6 filed on February 9, 1999)

(e)(1)      Letter Agreement to the Distribution Agreement between RIF and
            Russell Fund Distributors dated February 8, 1999 adding the Real
            Estate Securities Fund (incorporated by reference to Post-Effective
            Amendment No. 7 filed April 23, 1999)

(e)(2) Form of Letter Agreement to the Distribution Agreement between RIF and Russell Fund Distributors dated May 11, 2001 adding Class E to the Multi-Style Equity, Aggressive Equity, Non-U.S., Real Estate
            Securities and Core Bond Funds (incorporated by reference to
            Post-Effective Amendment No. 10 filed May 15, 2001)

(f)         Bonus or Profit Sharing Contracts (none)

(g)         Custody Agreement between RIF and State Street Bank and Trust
            Company ("State Street") dated August 5, 1996 (incorporated by reference to Item 24(b)(8)(a) filed under Pre-effective Amendment
            No. 4 filed September 20, 1996)

(g)(1)      Form of Letter Agreement to the Custody Agreement between RIF and
            State Street Bank and Trust Company dated February 8, 1999 adding
            Real Estate Securities Fund (incorporated by reference to Item
            23.7(a)(1) filed under Post-Effective Amendment No. 7 filed April
            23, 1999)

(g)(2)      Amendment to Custodian Contract between RIF and State Street Bank and Trust Company ("Custodian") dated July 2, 2001 (incorporated by reference from Post-Effective Amendment No. 12 dated October 10,
            2001)

(g)(3)      Custodian Contract Fee Schedule dated as of February 1, 2004

(h)(1)      Form of Participation Agreement between RIF, Russell Fund
            Distributors, Inc. and various insurance companies (incorporated by reference to Item 24(b)(9)(a)(1) filed under Post-Effective
            Amendment No. 4 filed on February 24, 1998)

(h)(2)      Transfer and Dividend Disbursing Agency Agreement between RIF and
            FRIMCo dated August 5, 1996 (incorporated by reference to Item
            24(b)(9)(b) filed under Pre-effective Amendment No. 4 filed
            September 20, 1996)

(h)(2)(A)   Letter Agreement amending Schedule A to the Transfer and Dividend
            Agency Agreement with Frank Russell Investment Management Company
            (incorporated by reference to Item 24(b)(9)(b)(1) filed under Post-Effective Amendment No. 5 filed May 1, 1998)

(h)(2)(B)   Letter Agreement amending Schedule A to the Transfer and Dividend
            Agency Agreement with Frank Russell Investment Management Company dated February 9, 1999 adding the Real Estate Securities Fund
            (incorporated by reference to Post-Effective Amendment No. 7 filed
            April 23, 1999)

(h)(2)(C)   Form of Letter Agreement amending Schedule A to the Transfer and
            Dividend Agency Agreement with Frank Russell Investment Management
            Company dated May 11, 2001 adding Class E to the Multi-Style Equity,
            Aggressive Equity, Non-U.S., Real Estate Securities and Core Bond
            Funds (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(h)(3)      Form of Tax Accounting Services Agreement between RIF and State
            Street Bank and Trust Company (incorporated by reference to Item
            24(b)(9)(c) filed under Pre-effective Amendment No. 4 filed
            September 20, 1996)

(h)(4)      Form of Yield Calculation Services Agreement between RIF and State
            Street Bank and Trust Company (incorporated by reference to Item
            24(b)(9)(d) filed under Pre-effective Amendment No. 4 filed
            September 20, 1996)

(h)(4)(A) Form of Letter Agreement to the Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company dated February
            9, 1999 adding the Real Estate Securities Fund (incorporated by reference to Item 23.8(d)(1) filed under Post-Effective Amendment
            No. 7 filed April 23, 1999)

(h)(4)(B) Form of Letter Agreement to the Yield Calculation Services Agreement between RIF and State Street Bank and Trust Company dated May 11,
            2001 adding Class E to the Multi-Style Equity, Aggressive Equity,
            Non-U.S., Real Estate Securities and Core Bond Funds (incorporated by reference to Post-Effective Amendment No. 10 filed May 15, 2001)

(h)(5)      Joint Insurance Agreement between RIF and Frank Russell Investment
            Company dated August 5, 1996 (incorporated by reference to Item
            24(b)(9)(e) filed under Pre-effective Amendment No. 4 filed
            September 20, 1996)

(h)(6)      Letter Agreements regarding fee waivers and reimbursements

(h)(7)      Amended and Restated Joint Insurance Agreement dated August 9, 1999
            (incorporated by reference from Post-Effective Amendment No. 12 dated October 10, 2001)

(i)         Opinion and Consent of Counsel

(j)         Consent of Independent Accountants

(k)         Financial Statement Omitted from Item 22 (none)

(l)         Form of Seed Money Subscription Agreement between RIF and General
            American (incorporated by reference to Item 24(b)(13) filed under Pre-effective Amendment No. 4 filed September 20, 1996)

(m)         Rule 12b-1 Plan (incorporated by reference to Post-Effective
            Amendment No. 10 filed May 15, 2001)

(n)         Rule 18f-3 Plan (incorporated by reference to Post-Effective
            Amendment No. 10 filed May 15, 2001)

(p) Codes of Ethics of the following information advisors and sub-advisors:

1.1         AEW Management and Advisors, L.P. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.2         Alliance Capital Management L.P. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.3 Alliance Capital Management L.P., which acts as money manager to the Fund through its Bernstein Investment Research and Management Unit
            (See Exhibit (p)(1.2) (incorporated by reference from Post-Effective
            Amendment No. 9 dated April 30, 2001)

1.4         AQR Capital Management, LLC (incorporated by reference from
            Post-Effective Amendment No. 16 dated April 30, 2003)

1.5         Ark Asset Management Co., Inc. (incorporated by reference from
            Post-Effective Amendment No. 17 dated February 23, 2004)

1.6         Barclays Global Fund Advisors (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.7         Bear Stearns Asset Management Inc.

1.8 The Boston Company Asset Management, LLC. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.9         Brandywine Asset Management, LLC (incorporated by reference from
            Post-Effective Amendment No. 15 dated April 30, 2002)

1.10 CapitalWorks Investment Partners, LLC (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.11 Cohen & Steers Capital Management, Inc. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.12        David J. Greene and Company, LLC (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.13        DePrince, Race & Zollo, Inc. (incorporated by reference from
            Post-Effective Amendment No. 18 dated April 30, 2004)

1.14        Fidelity Management & Research Company (Amended) (incorporated by reference from Post-Effective Amendment No. 17 dated February 23,
            2004)

1.15 Frank Russell U.S. Group of Companies (incorporated by reference from Post-Effective Amendment No. 16 dated April 30, 2003)

1.16        Geewax, Terker & Company (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.17        Goldman Sachs Asset Management, L.P. (incorporated by reference from
            Post-Effective Amendment No. 16 dated April 30, 2003)

1.18        Gould Investment Partners, LLC (incorporated by reference from
            Post-Effective Amendment No. 19 dated February 11, 2005)

1.19        Heitman Real Estate Securities LLC (incorporated by reference from
            Post-Effective Amendment No. 19 dated February 11, 2005)

1.20        Institutional Capital Corporation (incorporated by reference from
            Post-Effective Amendment No. 18 dated April 30, 2004)

1.21        INVESCO Institutional (N.A.), Inc., which acts as money manager to the Fund through its INVESCO Realty Advisors Division (incorporated by reference from Post-Effective Amendment No. 16 dated April 30,
            2003)

1.22        Jacobs Levy Equity Management, Inc. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.23        Montag & Caldwell, Inc. (incorporated by reference from
            Post-Effective Amendment No. 16 dated April 30, 2003)

1.24 J.P. Morgan Investment Management, Inc. (incorporated by reference from Post-Effective Amendment No. 14 dated December 20, 2001)

1.25        Nicholas-Applegate Capital Management LLC

1.26        Oechsle International Advisors, LLC (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.27 Pacific Investment Management Company (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.28        Peachtree Asset Management (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.29        RREEF America L.L.C. (incorporated by reference from Post-Effective
            Amendment No. 16 dated April 30, 2003)

1.30        Security Capital Global Capital Management Group Incorporated
            (incorporated by reference from Post-Effective Amendment No. 9 dated
            April 30, 2001)

1.31 Standish Mellon Asset Management Company LLC (Incorporated by reference from Post-Effective Amendment No. 15 dated April 30, 2002)

1.32        Strong Capital Management, Inc. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.33        Suffolk Capital Management, LLC (incorporated by reference from
            Post-Effective Amendment No. 16 dated April 30, 2003)

1.34 Systematic Financial Management, L.P. (incorporated by reference from Post-Effective Amendment No. 9 dated April 30, 2001)

1.35        TimesSquare Capital Management, LLC (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.36        Turner Investment Partners, Inc. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)

1.37        Wellington Management Company, LLP

1.38        Westpeak Investment Advisors, L.P. (incorporated by reference from
            Post-Effective Amendment No. 9 dated April 30, 2001)


Item 23        Persons Controlled By or Under Common Control with Registrant

Registrant is controlled by its Board of Trustees.

Item 24        Indemnification

(Incorporated by reference to Item 27 filed under Pre-effective Amendment No. 4 filed September 20, 1996)

Item 25        Business and Other Connections of Investment Adviser

See, Registrant's prospectus sections "The Purpose of RIF," "Frank Russell Company - Consultant to RIF," "Multi-Style, Multi Manager Diversification," "Management of the Funds," "The Money Managers," and "Money Manager Information," and the Statement of Additional Information sections "Structure and Governance - Trustees and Officers," "Operation of RIF - Consultant," and "Money Managers."

Item 26  Principal Underwriter

(a)   Frank Russell Investment Company

(b) Russell Fund Distributors, Inc. is the principal underwriter of the Registrant. The directors and officers of Russell Fund Distributors, Inc., their principal business address in each case is 909 A Street, Tacoma, Washington 98402, and positions and offices with the Registrant and Russell Fund Distributors, Inc. are set forth below:

                                             Positions and Offices with              Positions and Offices with
Name                                                  Registrant                            Underwriter
----                                                  ----------                            -----------

Lynn L. Anderson                         Trustee, Chairman of the Board         Director, Chairman of the
                                                                                Board and Chief Executive Officer
Carla L. Anderson                        None                                   Assistant Secretary
Edward P. Cahillane                      None                                   Chief Compliance Officer
Karl J. Ege                              Secretary and General Counsel          Secretary and General Counsel
J. David Griswold                        None                                   Assistant Secretary and
                                                                                Associate General Counsel
Linda L. Gutmann                         None                                   Treasurer and Controller
Thomas F. Hanley                         Chief Investment Officer               Director
Gregory J. Lyons                         Assistant Secretary and                Assistant Secretary
                                         Associate General Counsel
Mary Beth Rhoden                         Assistant Secretary                    Assistant Secretary
Greg J. Stark                            President and Chief Executive Officer  President
Melodie Zakaluk                          Managing Director of U.S. Operations   Assistant Secretary and Managing
                                                                                Director of U.S. Operations

(c)   Inapplicable

Item 27     Location of Accounts and Records

All accounts and records required to be maintained by section 31(a) of the 1940 Act and Rules 31a-1 to 31a-3 thereunder are maintained in the following locations:

RIF                                 FRIMCo
Russell Investment Funds            Frank Russell Investment Management Company
909 A Street                        909 A Street
Tacoma, Washington 98402            Tacoma, Washington 98402

SS                                  MM
State Street Bank & Trust Company   Money Managers
1776 Heritage Drive JA4N              See, Prospectus Section
North Quincy, Massachusetts 02171     "Money Manager Information"
                                      for Names and Addresses

      Rule 31a-1

      (a) Records forming basis for financial statements - at principal offices of SS, RIF FRIMCo and MM for each entity

      (b)   RIF Records:

            (1)   SS - Journals, etc.

            (2)   SS - Ledgers, etc.

            (3)   Inapplicable

            (4)   RIF - Corporate charter, etc.

            (5)   MM - Brokerage orders

            (6)   MM - Other portfolio purchase orders

            (7)   SS - Contractual commitments

            (8)   SS and RIF - Trial balances

            (9)   MM - Reasons for brokerage allocations

            (10)  MM - Persons authorizing purchases and sales

            (11)  RIF and MM - Files of advisory material

            (12)  ---

      (c)   Inapplicable

      (d)   FRIMCo - Broker-dealer records, to the extent applicable

      (e)   Inapplicable

      (f)   FRIMCo and MM - Investment adviser records

Item 28     Management Services

None except as described in Parts A and B

Item 29     Undertakings

The Registrant undertakes to furnish each person to whom a Prospectus is delivered with a copy of the Registrant's latest annual report to shareholders, upon request and without charge.

The Registrant undertakes, if requested to do so by the holders of at least 10% of the Registrant's outstanding shares, to call a meeting of shareholders for the purpose of voting upon the question of removal of a director or directors and to assist in communications with other shareholders as required by Section 16(c).

                                   SIGNATURES

Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant, Russell Investment Funds, certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) of the Securities Act of 1933. Registrant has duly caused this Post Effective Amendment No. 20 to its Registration Statement to be signed on its behalf by the undersigned, thereto duly authorized, in the City of Tacoma, and State of Washington, on this 29th day of April, 2005.

                                          RUSSELL INVESTMENT FUNDS
                                                 Registrant


                                          By:           *
                                             ------------------------
                                             Greg J. Stark, President

/s/ Mary Beth Rhoden
*By Mary Beth Rhoden
   Attorney-in-fact


Pursuant to the requirements of the Securities Act of 1933, this Registration Statement has been signed below by the following persons in the capacities indicated on April 29, 2005.

Signatures                          Signatures


            *                                      *
----------------------------        ---------------------------------
Greg J. Stark, President and        Mark E. Swanson, Treasurer and
Chief Executive Officer             Chief Accounting Officer



            *                                      *
----------------------------        ---------------------------------
Lynn L. Anderson, Trustee           Paul E. Anderson, Trustee



            *                                      *
----------------------------        ---------------------------------
Kristianne Blake, Trustee           Daniel P. Connealy, Trustee



            *                                      *
----------------------------        ---------------------------------
Jonathan Fine, Trustee              Lee C. Gingrich, Trustee

            *                                      *
----------------------------        ---------------------------------
Michael J. Phillips, Trustee        Raymond P. Tennison, Jr., Trustee



            *
----------------------------
Julie W. Weston, Trustee



/s/ Mary Beth Rhoden
----------------------------
*By Mary Beth Rhoden
  Attorney-in-fact


----------
* Executed pursuant to powers of attorney filed hereto and with Post-Effective Amendment Nos. 18 and 22 to Registration Statement Nos. 33-18030 and 811-5371, respectively.

EXHIBIT INDEX

Exhibit       Description
   No.        of Exhibit
--------      ------------
Ex-99.1       Power of Attorney

Ex-99.2       Power of Attorney

(g)(3)        Custodian Contract Fee Schedule dated as of February 1, 2004

(h)(6)        Letter Agreements regarding fee waivers and reimbursements

(i)           Opinion and Consent of Counsel

(j)           Consent of Independent Accountants

(p)(1.7)      Code of Ethics of Bear Stearns Asset Management Inc.

(p)(1.37)     Code of Ethics of Wellington Management Company, LLP

                            Russell Investment Funds

                                FILE NO. 33-18030
                                FILE NO. 811-5371


                                    EXHIBITS

                            Listed in Part C, Item 23
                       To Post-Effective Amendment No. 20
                              and Amendment No. 24
                                       to
                       Registration Statement on Form N-1A
                                      Under
                             Securities Act of 1933
                                       and
                         Investment Company Act of 1940